The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Capital Goods - 3.1%
211,640	Axon Enterprise, Inc.*	$ 63,494,116
918,905	Fluor Corp.*	44,199,331
344,118	General Electric Co.	58,568,884
		166,262,331
	Consumer Discretionary Distribution & Retail - 6.2%
1,398,048	Amazon.com, Inc.*	261,407,015
50,917	O'Reilly Automotive, Inc.*	57,349,854
171,581	Tory Burch LLC*(1)(2)	8,057,442
		326,814,311
	Consumer Durables & Apparel - 1.3%
1,627,382	On Holding AG Class A*	67,406,163
	Consumer Services - 3.1%
1,797,385	DraftKings, Inc. Class A*	66,413,376
361,077	Royal Caribbean Cruises Ltd.*	56,587,987
1,080,066	Viking Holdings Ltd.*(3)	38,558,356
		161,559,719
	Energy - 0.7%
288,505	Targa Resources Corp.	39,028,956
	Equity Real Estate Investment Trusts (REITs) - 0.5%
135,453	AvalonBay Communities, Inc. REIT	27,757,029
	Financial Services - 4.5%
231,496	Evercore, Inc. Class A	57,964,283
504,904	KKR & Co., Inc.	62,330,399
1,055,731	Tradeweb Markets, Inc. Class A	117,904,038
		238,198,720
	Health Care Equipment & Services - 3.6%
178,755	Align Technology, Inc.*	41,449,709
719,917	Boston Scientific Corp.*	53,187,468
527,794	Dexcom, Inc.*	35,794,989
128,170	Intuitive Surgical, Inc.*	56,985,664
		187,417,830
	Household & Personal Products - 1.0%
296,088	elf Beauty, Inc.*	51,098,867
	Media & Entertainment - 16.4%
1,382,415	Alphabet, Inc. Class A	237,139,469
1,385,725	Liberty Media Corp.-Liberty Formula One Class C*	112,063,580
509,421	Live Nation Entertainment, Inc.*	49,001,206
169,077	Meta Platforms, Inc. Class A	80,282,832
318,268	Netflix, Inc.*	199,983,698
2,307,485	Pinterest, Inc. Class A*	73,724,146
324,769	Spotify Technology SA*	111,701,050
		863,895,981
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
291,399	Eli Lilly & Co.	234,363,474
1,157,590	Exact Sciences Corp.*	52,878,711
108,745	Medpace Holdings, Inc.*	41,597,138
254,772	Natera, Inc.*	26,086,105
110,331	Vertex Pharmaceuticals, Inc.*	54,693,283
		409,618,711
	Semiconductors & Semiconductor Equipment - 20.8%
347,951	ARM Holdings PLC ADR*(3)	50,164,096
1,543,469	Broadcom, Inc.	248,004,599
690,537	Marvell Technology, Inc.	46,252,168
562,588	Micron Technology, Inc.	61,783,414
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Semiconductors & Semiconductor Equipment - 20.8% - (continued)
5,238,544	NVIDIA Corp.	$ 613,014,419
426,764	QUALCOMM, Inc.	77,222,946
		1,096,441,642
	Software & Services - 6.9%
313,060	Datadog, Inc. Class A*	36,452,706
510,965	Microsoft Corp.	213,762,208
20,599	Rubicon Earnout Shares*(1)(2)	17
2,197,165	Rubicon TRA Placeholder*(1)(2)	197,745
140,555	ServiceNow, Inc.*	114,466,586
		364,879,262
	Technology Hardware & Equipment - 18.4%
3,142,021	Apple, Inc.	697,780,024
343,842	Arista Networks, Inc.*	119,158,445
415,451	Dell Technologies, Inc. Class C	47,228,470
1,905,740	Flex Ltd.*	61,269,541
694,570	Pure Storage, Inc. Class A*	41,625,580
		967,062,060
	Telecommunication Services - 1.1%
308,058	T-Mobile U.S., Inc.	56,152,812
	Transportation - 1.9%
1,533,643	Uber Technologies, Inc.*	98,873,964
	Total Common Stocks (cost $3,464,477,206)	$ 5,122,468,358
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(4)	$ 6,066,715
	Total Convertible Preferred Stocks (cost $8,492,732)	$ 6,066,715
EXCHANGE-TRADED FUNDS - 1.7%
	Other Investment Pools & Funds - 1.7%
239,621	iShares Russell 1000 Growth ETF	$ 85,829,846
	Total Exchange-Traded Funds (cost $88,074,150)	$ 85,829,846
PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.2%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(4)	$ 11,167,447
	Total Preferred Stocks (cost $8,964,002)	$ 11,167,447
	Total Long-Term Investments (cost $3,570,008,090)	$ 5,225,532,366
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.1%
$ 6,612,466	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $6,613,447; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $6,744,725	$ 6,612,466
	Securities Lending Collateral - 0.8%
6,648,090	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)	6,648,090

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
22,160,298	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(5)		$ 22,160,298
6,648,089	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(5)		6,648,089
6,648,089	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(5)		6,648,089
			42,104,566
	Total Short-Term Investments (cost $48,717,032)		$ 48,717,032
	Total Investments (cost $3,618,725,122)	100.2%	$ 5,274,249,398
	Other Assets and Liabilities	(0.2)%	(9,229,226)
	Net Assets	100.0%	$ 5,265,020,172
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $25,489,366 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$ 8,492,732	$ 6,066,715
05/2014	Lumeris Group Holdings Corp. Preferred	5,668,755	8,964,002	11,167,447
09/2015	Rubicon Earnout Shares	20,599	—	17
09/2015	Rubicon TRA Placeholder	2,197,165	—	197,745
11/2013	Tory Burch LLC	171,581	13,447,917	8,057,442
			$ 30,904,651	$ 25,489,366

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 166,262,331	$ 166,262,331	$ —	$ —
Consumer Discretionary Distribution & Retail	326,814,311	318,756,869	—	8,057,442
Consumer Durables & Apparel	67,406,163	67,406,163	—	—
Consumer Services	161,559,719	161,559,719	—	—
Energy	39,028,956	39,028,956	—	—
Equity Real Estate Investment Trusts (REITs)	27,757,029	27,757,029	—	—
Financial Services	238,198,720	238,198,720	—	—
Health Care Equipment & Services	187,417,830	187,417,830	—	—
Household & Personal Products	51,098,867	51,098,867	—	—
Media & Entertainment	863,895,981	863,895,981	—	—
Pharmaceuticals, Biotechnology & Life Sciences	409,618,711	409,618,711	—	—
Semiconductors & Semiconductor Equipment	1,096,441,642	1,096,441,642	—	—
Software & Services	364,879,262	364,681,500	—	197,762
Technology Hardware & Equipment	967,062,060	967,062,060	—	—
Telecommunication Services	56,152,812	56,152,812	—	—
Transportation	98,873,964	98,873,964	—	—
Convertible Preferred Stocks	6,066,715	—	—	6,066,715
Exchange-Traded Funds	85,829,846	85,829,846	—	—
Preferred Stocks	11,167,447	—	—	11,167,447
Short-Term Investments	48,717,032	42,104,566	6,612,466	—
Total	$ 5,274,249,398	$ 5,242,147,566	$ 6,612,466	$ 25,489,366

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
3

The Hartford Small Cap Growth Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 2.8%
165,735	Goodyear Tire & Rubber Co.*	$ 1,939,099
27,576	Modine Manufacturing Co.*	3,244,592
11,585	Patrick Industries, Inc.	1,483,575
32,766	Visteon Corp.*	3,785,784
		10,453,050
	Banks - 1.6%
65,479	Synovus Financial Corp.	3,061,143
33,210	Triumph Financial, Inc.*	3,013,144
		6,074,287
	Capital Goods - 14.9%
24,817	Applied Industrial Technologies, Inc.	5,414,821
79,848	AZEK Co., Inc.*	3,584,377
40,713	Bloom Energy Corp. Class A*(1)	551,254
18,495	Boise Cascade Co.	2,627,954
32,240	Chart Industries, Inc.*	5,193,219
107,709	Fluor Corp.*	5,180,803
68,565	FTAI Aviation Ltd.	7,641,569
356,564	Hillman Solutions Corp.*	3,619,125
35,534	John Bean Technologies Corp.	3,495,835
14,475	Moog, Inc. Class A	2,838,547
65,533	NEXTracker, Inc. Class A*	3,220,292
66,121	Rush Enterprises, Inc. Class A	3,372,832
30,950	SPX Technologies, Inc.*	4,566,363
71,492	WillScot Holdings Corp.*	2,931,172
66,458	Zurn Elkay Water Solutions Corp.	2,157,227
		56,395,390
	Commercial & Professional Services - 5.6%
91,939	ACV Auctions, Inc. Class A*	1,570,318
5,537	CACI International, Inc. Class A*	2,555,215
27,489	Casella Waste Systems, Inc. Class A*	2,846,761
7,137	Clean Harbors, Inc.*	1,703,816
27,301	Dayforce, Inc.*	1,618,403
8,481	Huron Consulting Group, Inc.*	932,995
7,398	Insperity, Inc.	759,922
48,274	KBR, Inc.	3,214,566
195,778	Verra Mobility Corp.*	5,898,791
		21,100,787
	Consumer Discretionary Distribution & Retail - 2.5%
19,947	Abercrombie & Fitch Co. Class A*	2,941,783
26,586	Boot Barn Holdings, Inc.*	3,548,699
68,787	Chewy, Inc. Class A*	1,663,270
23,986	Wayfair, Inc. Class A*	1,305,558
		9,459,310
	Consumer Durables & Apparel - 5.0%
6,950	Cavco Industries, Inc.*	2,881,609
29,891	Century Communities, Inc.	3,129,887
10,032	Installed Building Products, Inc.	2,712,151
23,388	PVH Corp.	2,385,342
18,031	SharkNinja, Inc.	1,385,682
53,336	Smith Douglas Homes Corp.*	1,754,221
130,337	VF Corp.	2,210,516
58,108	YETI Holdings, Inc.*	2,402,766
		18,862,174
	Consumer Services - 1.2%
177,355	European Wax Center, Inc. Class A*	1,665,363
36,644	Wyndham Hotels & Resorts, Inc.	2,774,684
		4,440,047
	Energy - 3.9%
40,346	Cactus, Inc. Class A	2,546,639
14,023	Gulfport Energy Corp.*	2,064,326
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Energy - 3.9% - (continued)
38,476	Helmerich & Payne, Inc.	$ 1,555,200
28,444	Kodiak Gas Services, Inc.	820,609
42,810	Matador Resources Co.	2,631,959
38,086	Valaris Ltd.*	2,993,179
17,182	Weatherford International PLC*	2,025,071
		14,636,983
	Equity Real Estate Investment Trusts (REITs) - 2.3%
105,608	CareTrust, Inc. REIT	2,847,191
86,307	Phillips Edison & Co., Inc. REIT	3,029,376
26,474	Ryman Hospitality Properties, Inc. REIT	2,660,902
		8,537,469
	Financial Services - 5.2%
12,937	Evercore, Inc. Class A	3,239,295
27,660	Hamilton Lane, Inc. Class A	3,993,274
115,478	Remitly Global, Inc.*	1,525,464
84,795	StepStone Group, Inc. Class A	4,261,797
44,722	Stifel Financial Corp.	3,965,500
14,291	WEX, Inc.*	2,621,684
		19,607,014
	Food, Beverage & Tobacco - 1.0%
30,265	Freshpet, Inc.*	3,683,251
	Health Care Equipment & Services - 9.7%
37,492	Acadia Healthcare Co., Inc.*	2,431,356
56,961	AtriCure, Inc.*	1,228,649
30,960	Encompass Health Corp.	2,877,422
46,214	Ensign Group, Inc.	6,504,620
24,574	Glaukos Corp.*	2,879,336
55,875	Haemonetics Corp.*	5,031,544
32,208	HealthEquity, Inc.*	2,527,684
54,679	Hims & Hers Health, Inc.*	1,161,382
9,145	Inspire Medical Systems, Inc.*	1,289,902
25,650	iRhythm Technologies, Inc.*	2,212,312
86,508	Option Care Health, Inc.*	2,568,423
60,583	RadNet, Inc.*	3,619,834
16,242	TransMedics Group, Inc.*	2,310,587
		36,643,051
	Household & Personal Products - 2.0%
54,155	BellRing Brands, Inc.*	2,777,068
8,645	elf Beauty, Inc.*	1,491,954
23,766	Inter Parfums, Inc.	3,343,401
		7,612,423
	Insurance - 0.7%
1,442	White Mountains Insurance Group Ltd.	2,575,412
	Materials - 5.0%
49,857	ATI, Inc.*	3,375,818
87,684	Axalta Coating Systems Ltd.*	3,125,935
50,452	Cabot Corp.	5,059,831
33,373	Commercial Metals Co.	2,005,717
38,431	FMC Corp.	2,242,833
33,169	Louisiana-Pacific Corp.	3,255,869
		19,066,003
	Media & Entertainment - 0.6%
220,353	Eventbrite, Inc. Class A*	1,077,526
98,298	ZoomInfo Technologies, Inc.*	1,116,665
		2,194,191
	Pharmaceuticals, Biotechnology & Life Sciences - 15.2%
49,448	Akero Therapeutics, Inc.*	1,321,745
111,510	Alkermes PLC*	3,046,453
154,480	Amicus Therapeutics, Inc.*	1,592,689

4

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 15.2% - (continued)
28,752	Apellis Pharmaceuticals, Inc.*	$ 1,138,579
26,632	Apogee Therapeutics, Inc.*(1)	1,296,978
56,143	Avidity Biosciences, Inc.*	2,558,998
27,369	Axsome Therapeutics, Inc.*	2,389,587
29,074	Blueprint Medicines Corp.*	3,148,714
5,225	Bridgebio Pharma, Inc.*	135,589
68,162	Celldex Therapeutics, Inc.*	2,597,654
72,613	Crinetics Pharmaceuticals, Inc.*	3,857,203
291,971	Cytek Biosciences, Inc.*	1,959,125
28,788	Cytokinetics, Inc.*	1,698,780
52,341	Denali Therapeutics, Inc.*	1,275,550
35,533	Disc Medicine, Inc.*	1,533,604
30,534	Exact Sciences Corp.*	1,394,793
511,256	Geron Corp.*	2,423,354
35,683	Insmed, Inc.*	2,595,938
36,721	Ionis Pharmaceuticals, Inc.*	1,816,221
33,859	Kymera Therapeutics, Inc.*	1,564,286
31,871	Kyverna Therapeutics, Inc.*(1)	276,003
11,189	MoonLake Immunotherapeutics*	466,022
46,572	Nurix Therapeutics, Inc.*	1,018,995
7,292	Nuvalent, Inc. Class A*	582,923
24,759	Prothena Corp. PLC*	576,390
68,344	REVOLUTION Medicines, Inc.*	3,119,220
62,912	Rocket Pharmaceuticals, Inc.*	1,522,470
197,832	Savara, Inc.*	910,027
23,078	Soleno Therapeutics, Inc.*	1,113,052
27,591	Spyre Therapeutics, Inc.*	758,753
26,372	Structure Therapeutics, Inc. ADR*	986,049
16,775	Twist Bioscience Corp.*	936,213
23,520	Ultragenyx Pharmaceutical, Inc.*	1,058,870
44,412	Vaxcyte, Inc.*	3,503,663
46,384	Veracyte, Inc.*(1)	1,113,216
		57,287,706
	Semiconductors & Semiconductor Equipment - 4.2%
22,372	Cirrus Logic, Inc.*	2,919,098
71,675	Credo Technology Group Holding Ltd.*	1,988,981
47,026	FormFactor, Inc.*	2,518,713
24,937	MKS Instruments, Inc.	3,139,568
38,141	Power Integrations, Inc.	2,785,819
51,406	Rambus, Inc.*	2,644,325
		15,996,504
	Software & Services - 11.1%
26,366	Agilysys, Inc.*	2,955,365
35,683	Alarm.com Holdings, Inc.*	2,517,436
33,155	Altair Engineering, Inc. Class A*	2,929,576
10,770	Appfolio, Inc. Class A*	2,385,340
304,051	Aurora Innovation, Inc.*	1,216,204
19,165	AvePoint, Inc.*	208,898
37,291	Blackbaud, Inc.*	2,960,159
222,501	CCC Intelligent Solutions Holdings, Inc.*	2,282,860
125,849	Clearwater Analytics Holdings, Inc. Class A*	2,460,348
161,283	Grid Dynamics Holdings, Inc.*	2,080,551
19,212	Guidewire Software, Inc.*	2,883,145
71,602	Intapp, Inc.*	2,565,500
159,307	Jamf Holding Corp.*	2,916,911
52,889	Sprout Social, Inc. Class A*	2,066,373
18,722	SPS Commerce, Inc.*	4,033,093
51,344	Varonis Systems, Inc.*	2,830,595
75,351	Verint Systems, Inc.*	2,723,185
		42,015,539
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 4.0%
20,615	ePlus, Inc.*		$ 1,894,931
25,384	Fabrinet*		5,598,695
16,134	Insight Enterprises, Inc.*		3,622,083
5,041	Littelfuse, Inc.		1,346,501
14,620	Novanta, Inc.*		2,648,852
			15,111,062
	Transportation - 0.5%
37,102	Knight-Swift Transportation Holdings, Inc.		2,019,462
	Total Common Stocks (cost $283,650,442)		$ 373,771,115
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
6,780	iShares Russell 2000 Growth ETF (1)		$ 1,925,249
	Total Exchange-Traded Funds (cost $1,888,513)		$ 1,925,249
	Total Long-Term Investments (cost $285,538,955)		$ 375,696,364
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.1%
$ 244,130	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $244,166; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $249,092		$ 244,130
	Securities Lending Collateral - 0.8%
472,329	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		472,329
1,574,430	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		1,574,430
472,329	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		472,329
472,329	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		472,329
			2,991,417
	Total Short-Term Investments (cost $3,235,547)		$ 3,235,547
	Total Investments (cost $288,774,502)	100.4%	$ 378,931,911
	Other Assets and Liabilities	(0.4)%	(1,388,677)
	Net Assets	100.0%	$ 377,543,234
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

5

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 10,453,050	$ 10,453,050	$ —	$ —
Banks	6,074,287	6,074,287	—	—
Capital Goods	56,395,390	56,395,390	—	—
Commercial & Professional Services	21,100,787	21,100,787	—	—
Consumer Discretionary Distribution & Retail	9,459,310	9,459,310	—	—
Consumer Durables & Apparel	18,862,174	18,862,174	—	—
Consumer Services	4,440,047	4,440,047	—	—
Energy	14,636,983	14,636,983	—	—
Equity Real Estate Investment Trusts (REITs)	8,537,469	8,537,469	—	—
Financial Services	19,607,014	19,607,014	—	—
Food, Beverage & Tobacco	3,683,251	3,683,251	—	—
Health Care Equipment & Services	36,643,051	36,643,051	—	—
Household & Personal Products	7,612,423	7,612,423	—	—
Insurance	2,575,412	2,575,412	—	—
Materials	19,066,003	19,066,003	—	—
Media & Entertainment	2,194,191	2,194,191	—	—
Pharmaceuticals, Biotechnology & Life Sciences	57,287,706	57,287,706	—	—
Semiconductors & Semiconductor Equipment	15,996,504	15,996,504	—	—
Software & Services	42,015,539	42,015,539	—	—
Technology Hardware & Equipment	15,111,062	15,111,062	—	—
Transportation	2,019,462	2,019,462	—	—
Exchange-Traded Funds	1,925,249	1,925,249	—	—
Short-Term Investments	3,235,547	2,991,417	244,130	—
Total	$ 378,931,911	$ 378,687,781	$ 244,130	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
6

Hartford Schroders China A Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2%
	Automobiles & Components - 5.5%
22,700	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	$ 391,643
21,100	Fuyao Glass Industry Group Co. Ltd. Class A	131,411
93,086	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	292,324
		815,378
	Banks - 6.2%
49,300	Bank of Hangzhou Co. Ltd. Class A	91,868
129,292	Bank of Ningbo Co. Ltd. Class A	384,848
99,533	China Merchants Bank Co. Ltd. Class A	450,543
		927,259
	Capital Goods - 20.2%
25,540	Contemporary Amperex Technology Co. Ltd. Class A	658,028
9,854	Goneo Group Co. Ltd. Class A	95,581
967	GoodWe Technologies Co. Ltd. Class A	8,085
69,740	Hongfa Technology Co. Ltd. Class A	264,425
50,000	Jiangsu Hengli Hydraulic Co. Ltd. Class A	316,868
54,500	NARI Technology Co. Ltd. Class A	181,076
99,000	Sany Heavy Industry Co. Ltd. Class A	221,205
76,303	Shenzhen Envicool Technology Co. Ltd. Class A	246,478
25,200	Sieyuan Electric Co. Ltd. Class A	231,547
232,300	Sinoma International Engineering Co. Class A	327,449
22,200	Sinoseal Holding Co. Ltd. Class A	97,560
28,417	Xi'an Bright Laser Technologies Co. Ltd. Class A	206,591
58,700	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	149,964
		3,004,857
	Consumer Durables & Apparel - 3.3%
54,300	Hangzhou Robam Appliances Co. Ltd. Class A	162,993
37,100	Midea Group Co. Ltd. Class A	327,203
		490,196
	Consumer Staples Distribution & Retail - 0.8%
64,324	Laobaixing Pharmacy Chain JSC Class A	123,739
	Energy - 2.2%
73,700	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	320,743
	Financial Services - 1.9%
19,100	Hithink RoyalFlush Information Network Co. Ltd. Class A	282,552
	Food, Beverage & Tobacco - 5.3%
16,700	Anjoy Foods Group Co. Ltd. Class A	183,648
61,795	Chacha Food Co. Ltd. Class A	226,537
1,045	Kweichow Moutai Co. Ltd. Class A	205,445
29,800	Muyuan Foods Co. Ltd. Class A*	180,323
		795,953
	Health Care Equipment & Services - 5.6%
4,465	iRay Technology Co. Ltd. Class A	66,379
48,883	Micro-Tech Nanjing Co. Ltd. Class A	411,514
58,773	Qingdao Haier Biomedical Co. Ltd. Class A	259,085
5,668	Shanghai United Imaging Healthcare Co. Ltd. Class A	91,164
		828,142
	Household & Personal Products - 0.2%
2,100	Proya Cosmetics Co. Ltd. Class A	26,646
	Insurance - 5.6%
142,600	Ping An Insurance Group Co. of China Ltd. Class A	840,203
	Materials - 16.1%
163,400	China Jushi Co. Ltd. Class A	240,274
148,214	Citic Pacific Special Steel Group Co. Ltd. Class A	255,191
126,600	Hubei Dinglong Co. Ltd. Class A*	377,997
23,400	Jiangsu Yangnong Chemical Co. Ltd. Class A	178,270
186,346	Satellite Chemical Co. Ltd. Class A	450,371
112,500	Shandong Sinocera Functional Material Co. Ltd. Class A	294,469
53,811	Western Superconducting Technologies Co. Ltd. Class A	287,498
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.2% - (continued)
	Materials - 16.1% - (continued)
46,740	Zhejiang Huayou Cobalt Co. Ltd. Class A		$ 151,998
71,557	Zijin Mining Group Co. Ltd. Class A		165,046
			2,401,114
	Media & Entertainment - 2.3%
121,500	Mango Excellent Media Co. Ltd. Class A		346,313
	Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
63,200	Amoy Diagnostics Co. Ltd. Class A		165,479
27,266	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		84,415
28,560	WuXi AppTec Co. Ltd. Class A		167,929
			417,823
	Real Estate Management & Development - 1.1%
131,544	Poly Developments & Holdings Group Co. Ltd. Class A		160,486
	Semiconductors & Semiconductor Equipment - 1.7%
11,723	Beijing Huafeng Test & Control Technology Co. Ltd. Class A		151,440
3,433	Suzhou Everbright Photonics Co. Ltd. Class A*		14,839
14,422	Suzhou Oriental Semiconductor Co. Ltd. Class A		82,322
			248,601
	Software & Services - 4.5%
9,190	Beijing Kingsoft Office Software, Inc. Class A		268,165
59,632	Piesat Information Technology Co. Ltd. Class A*		130,291
53,900	Venustech Group, Inc. Class A		115,282
16,715	ZWSOFT Co. Ltd. Guangzhou Class A		154,019
			667,757
	Technology Hardware & Equipment - 7.9%
81,600	Chaozhou Three-Circle Group Co. Ltd. Class A		370,226
48,733	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A		200,484
8,500	Luxshare Precision Industry Co. Ltd. Class A		45,145
91,559	Shenzhen Sunlord Electronics Co. Ltd. Class A		335,930
18,700	Xiamen Faratronic Co. Ltd. Class A		224,396
			1,176,181
	Total Common Stocks (cost $17,320,658)		$ 13,873,943
WARRANTS - 3.0%(1)
	Household & Personal Products - 1.4%
9,202	Ninebot Ltd. Expires 08/26/2024*		$ 52,178
11,843	Proya Cosmetics Co. Ltd. Expires 04/18/2025*		150,335
			202,513
	Semiconductors & Semiconductor Equipment - 1.6%
34,174	Huaqin Technology Co. Ltd. Expires 04/08/2025*		237,472
	Total Warrants (cost $451,168)		$ 439,985
	Total Long-Term Investments (cost $17,771,826)		$ 14,313,928
	Total Investments (cost $17,771,826)	96.2%	$ 14,313,928
	Other Assets and Liabilities	3.8%	573,113
	Net Assets	100.0%	$ 14,887,041
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

7

Hartford Schroders China A Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 815,378	$ 131,411	$ 683,967	$ —
Banks	927,259	—	927,259	—
Capital Goods	3,004,857	97,560	2,907,297	—
Consumer Durables & Apparel	490,196	—	490,196	—
Consumer Staples Distribution & Retail	123,739	—	123,739	—
Energy	320,743	—	320,743	—
Financial Services	282,552	—	282,552	—
Food, Beverage & Tobacco	795,953	—	795,953	—
Health Care Equipment & Services	828,142	—	828,142	—
Household & Personal Products	26,646	—	26,646	—
Insurance	840,203	—	840,203	—
Materials	2,401,114	—	2,401,114	—
Media & Entertainment	346,313	—	346,313	—
Pharmaceuticals, Biotechnology & Life Sciences	417,823	—	417,823	—
Real Estate Management & Development	160,486	—	160,486	—
Semiconductors & Semiconductor Equipment	248,601	—	248,601	—
Software & Services	667,757	—	667,757	—
Technology Hardware & Equipment	1,176,181	—	1,176,181	—
Warrants	439,985	—	439,985	—
Total	$ 14,313,928	$ 228,971	$ 14,084,957	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
8

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Brazil - 2.5%
9,200	BB Seguridade Participacoes SA	$ 57,206
30,200	Cia de Saneamento de Minas Gerais Copasa MG	117,305
106,337	Cia Energetica de Minas Gerais ADR	202,040
4,900	Equatorial Energia SA	28,276
7,158	Inter & Co., Inc. Class A	46,241
29,200	Porto Seguro SA	157,973
9,700	PRIO SA	82,403
34,200	Santos Brasil Participacoes SA	79,270
38,600	TOTVS SA	189,378
36,400	Vale SA	396,618
22,500	WEG SA	201,524
		1,558,234
	China - 22.2%
94,400	Alibaba Group Holding Ltd.	928,917
24,000	Aluminum Corp. of China Ltd. Class H	13,435
6,700	Anker Innovations Technology Co. Ltd. Class A	50,429
5,800	ANTA Sports Products Ltd.	51,915
409	Atour Lifestyle Holdings Ltd. ADR	6,847
872,000	Bank of China Ltd. Class H	388,291
5,100	Beijing New Building Materials PLC Class A	18,341
1,314	Beijing Roborock Technology Co. Ltd. Class A	57,201
272,000	Bosideng International Holdings Ltd.	136,124
6,500	BYD Co. Ltd. Class H	192,431
617,000	China Construction Bank Corp. Class H	430,842
32,000	China Hongqiao Group Ltd.	39,859
62,500	China Merchants Bank Co. Ltd. Class H	259,052
140,000	China Overseas Property Holdings Ltd.	84,111
80,400	China Pacific Insurance Group Co. Ltd. Class H	213,704
1,232,000	China Tower Corp. Ltd. Class H(1)	151,165
147,000	CMOC Group Ltd. Class H	117,241
54,000	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	64,832
204,000	CSPC Pharmaceutical Group Ltd.	151,745
2,600	Eastroc Beverage Group Co. Ltd. Class A	83,938
12,853	Full Truck Alliance Co. Ltd. ADR	97,683
22,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	119,065
17,600	Giant Biogene Holding Co. Ltd.(1)	91,234
23,400	Gree Electric Appliances, Inc. of Zhuhai Class A	129,596
206,000	Guangshen Railway Co. Ltd. Class H	62,753
19,000	Haitian International Holdings Ltd.	55,124
17,840	Hangcha Group Co. Ltd. Class A	41,199
21,000	Henan Pinggao Electric Co. Ltd. Class A	58,235
10,500	Hexing Electrical Co. Ltd. Class A	61,471
584,000	Industrial & Commercial Bank of China Ltd. Class H	323,525
78,000	Jiangsu Expressway Co. Ltd. Class H	74,178
38,200	Jiangsu King's Luck Brewery JSC Ltd. Class A	233,555
7,000	Jiangxi Copper Co. Ltd. Class H	12,306
3,236	Kanzhun Ltd. ADR	43,945
34,400	Kuaishou Technology*(1)	192,664
1,800	Kweichow Moutai Co. Ltd. Class A	353,876
4,800	Lao Feng Xiang Co. Ltd. Class A	34,865
9,400	Li Auto, Inc. Class A*	91,953
80,800	Meituan Class B*(1)	1,118,810
20,500	Midea Group Co. Ltd. Class A	180,799
2,200	NAURA Technology Group Co. Ltd. Class A	104,441
22,000	NetEase, Inc.	405,759
8,000	New China Life Insurance Co. Ltd. Class H	15,603
11,000	Nongfu Spring Co. Ltd. Class H(1)	42,731
2,151	PDD Holdings, Inc. ADR*	277,242
22,400	Pop Mart International Group Ltd.(1)	118,844
8,780	Proya Cosmetics Co. Ltd. Class A	111,404
12,300	Sailun Group Co. Ltd. Class A	22,458
1,991	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	40,352
10,200	Shanghai Chicmax Cosmetic Co. Ltd.	45,694
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	China - 22.2% - (continued)
8,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	$ 306,237
11,100	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	95,415
34,100	Sinoma International Engineering Co. Class A	48,067
35,000	Sinopec Engineering Group Co. Ltd. Class H	22,309
141,000	Sinotrans Ltd. Class H	65,457
75,200	Tencent Holdings Ltd.	3,470,213
16,953	Tencent Music Entertainment Group ADR	240,394
12,400	Tongcheng Travel Holdings Ltd.(2)	21,589
7,050	Trip.com Group Ltd.*	300,976
175,000	Want Want China Holdings Ltd.	105,051
25,200	WUS Printed Circuit Kunshan Co. Ltd. Class A	117,303
134,000	Xiaomi Corp. Class B*(1)	287,809
20,600	Yealink Network Technology Corp. Ltd. Class A	96,119
71,600	Yutong Bus Co. Ltd. Class A	222,017
2,600	Zhejiang Dingli Machinery Co. Ltd. Class A	18,897
182,000	Zhejiang Expressway Co. Ltd. Class H	119,432
4,940	Zhongji Innolight Co. Ltd. Class A	89,944
22,000	Zijin Mining Group Co. Ltd. Class H	44,624
		13,673,637
	Greece - 1.8%
39,119	Eurobank Ergasias Services & Holdings SA Class A	89,632
12,314	Hellenic Telecommunications Organization SA	202,316
10,006	Jumbo SA	268,126
22,364	National Bank of Greece SA	196,290
12,488	OPAP SA	217,729
27,512	Piraeus Financial Holdings SA	116,237
		1,090,330
	Hong Kong - 0.8%
75,600	AIA Group Ltd.	505,678
	Hungary - 1.1%
5,132	OTP Bank Nyrt	263,074
14,079	Richter Gedeon Nyrt	401,371
		664,445
	India - 18.6%
1,246	ABB India Ltd.	117,754
3,660	Ajanta Pharma Ltd.	117,979
3,124	Asian Paints Ltd.	115,300
1,322	Avenue Supermarts Ltd.*(1)	78,001
31,002	Axis Bank Ltd.	433,076
2,515	Bajaj Auto Ltd.	290,571
2,044	Bajaj Finance Ltd.	166,559
8,909	Bank of Baroda	27,044
21,005	Bharti Airtel Ltd.	375,232
4,500	Blue Star Ltd.	92,905
2,756	Britannia Industries Ltd.*	190,570
3,774	BSE Ltd.	115,770
4,998	Colgate-Palmolive India Ltd.	203,970
1,112	Computer Age Management Services Ltd.	60,377
1,633	Cummins India Ltd.	75,293
7,477	Dabur India Ltd.	56,846
252	Dixon Technologies India Ltd.(2)	36,550
750	Dr. Reddy's Laboratories Ltd.	60,562
6,416	Eicher Motors Ltd.	381,009
2,524	Emami Ltd.	24,659
815	Endurance Technologies Ltd.(1)	25,358
1,396	Havells India Ltd.	30,842
6,461	HCL Technologies Ltd.	127,133
1,353	HDFC Asset Management Co. Ltd.(1)	66,581
22,991	HDFC Bank Ltd.	444,284
4,224	Hero MotoCorp Ltd.	277,507
6,726	Hindustan Unilever Ltd.	217,603
89,719	ICICI Bank Ltd.	1,307,786
13,761	Indian Energy Exchange Ltd.(1)	34,264

9

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	India - 18.6% - (continued)
9,702	Indian Hotels Co. Ltd.	$ 74,557
12,281	IndusInd Bank Ltd.	209,911
4,452	InterGlobe Aviation Ltd.*(1)	238,075
4,587	JB Chemicals & Pharmaceuticals Ltd.	105,437
2,518	KEI Industries Ltd.	130,627
1,485	KPIT Technologies Ltd.	32,777
3,672	Mahanagar Gas Ltd.(2)	82,125
4,755	Mahindra & Mahindra Ltd.	165,524
15,978	Marico Ltd.	128,838
15,761	Max Healthcare Institute Ltd.	174,049
803	Multi Commodity Exchange of India Ltd.	41,241
3,408	Nestle India Ltd.	100,148
15,124	NMDC Ltd.	43,790
69,495	Oil & Natural Gas Corp. Ltd.	277,631
11,299	Oil India Ltd.	78,046
1,513	Persistent Systems Ltd.	87,546
2,094	Pidilite Industries Ltd.	79,739
1,565	Polycab India Ltd.	128,577
40,702	Power Grid Corp. of India Ltd.	169,532
13,931	REC Ltd.	107,613
31,268	Reliance Industries Ltd.	1,127,287
910	Schaeffler India Ltd.	46,379
1,399	Shriram Finance Ltd.	49,082
1,486	Siemens Ltd.	126,886
14,666	Sona Blw Precision Forgings Ltd.(1)	119,143
18,032	Sun Pharmaceutical Industries Ltd.	370,881
14,835	Sun TV Network Ltd.	159,812
3,800	Supreme Industries Ltd.	243,523
13,122	Tata Consultancy Services Ltd.	689,045
1,347	Torrent Pharmaceuticals Ltd.	51,123
1,508	Trent Ltd.	105,392
8,575	UNO Minda Ltd.	106,841
4,317	Varun Beverages Ltd.	81,448
7,371	V-Guard Industries Ltd.	40,469
2,320	Voltas Ltd.	42,699
36,427	Zomato Ltd.*	100,175
		11,467,353
	Indonesia - 2.2%
330,900	Bank Central Asia Tbk. PT	209,102
775,300	Bank Mandiri Persero Tbk. PT	305,770
379,800	Bank Negara Indonesia Persero Tbk. PT	116,322
1,241,900	Bank Rakyat Indonesia Persero Tbk. PT	357,344
420,900	Mitra Keluarga Karyasehat Tbk. PT(2)	78,175
1,011,100	Perusahaan Gas Negara Tbk. PT	99,579
1,041,700	Telkom Indonesia Persero Tbk. PT	185,011
		1,351,303
	Malaysia - 2.0%
84,100	Bermaz Auto Bhd.	44,495
172,700	CIMB Group Holdings Bhd.	279,243
73,100	Frontken Corp. Bhd.	68,582
26,900	Hong Leong Bank Bhd.	112,945
39,500	Malayan Banking Bhd.	87,864
41,100	Mega First Corp. Bhd.	43,330
37,700	Petronas Gas Bhd.	149,437
192,100	Public Bank Bhd.	176,110
63,600	RHB Bank Bhd.	79,056
36,100	Telekom Malaysia Bhd.	54,823
62,600	Westports Holdings Bhd.	61,040
99,200	YTL Power International Bhd.	100,865
		1,257,790
	Mexico - 2.9%
19,100	Arca Continental SAB de CV	188,191
1,529	Coca-Cola Femsa SAB de CV ADR	138,268
4,300	El Puerto de Liverpool SAB de CV Class C1	30,458
16,100	Grupo Aeroportuario del Centro Norte SAB de CV	138,325
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Mexico - 2.9% - (continued)
1,024	Grupo Aeroportuario del Sureste SAB de CV ADR	$ 307,702
38,900	Grupo Financiero Banorte SAB de CV Class O	292,121
22,300	Grupo Financiero Inbursa SAB de CV Class O*	54,688
14,500	Grupo Mexico SAB de CV Class B	81,547
154,000	Kimberly-Clark de Mexico SAB de CV Class A	274,424
22,600	Qualitas Controladora SAB de CV	208,617
3,300	Regional SAB de CV	23,924
371	Southern Copper Corp.	39,552
678	Ternium SA ADR	23,513
		1,801,330
	Philippines - 0.9%
84,580	BDO Unibank, Inc.	198,957
41,690	International Container Terminal Services, Inc.	254,244
99,020	Metropolitan Bank & Trust Co.	116,518
		569,719
	Poland - 1.3%
2,339	Alior Bank SA	56,064
12,438	Allegro.eu SA*(1)	114,256
5,896	Bank Polska Kasa Opieki SA	238,853
19,614	Powszechna Kasa Oszczednosci Bank Polski SA	291,492
782	Santander Bank Polska SA	103,051
		803,716
	Qatar - 0.2%
31,912	Qatar National Bank QPSC	133,844
	Romania - 0.5%
31,525	NEPI Rockcastle NV	238,387
538,352	OMV Petrom SA	92,487
		330,874
	Russia - 0.0%
1,092	LUKOIL PJSC*(3)	—
762	Mobile TeleSystems PJSC*(3)	—
		—
	Saudi Arabia - 2.9%
12,816	Al Rajhi Bank	292,215
23,332	Arab National Bank	133,453
111	Elm Co.	27,070
6,616	Etihad Etisalat Co.	91,899
8,363	Mouwasat Medical Services Co.	269,092
24,178	Riyad Bank	176,871
21,224	Saudi Awwal Bank	222,073
35,623	Saudi National Bank	359,948
17,796	Saudi Telecom Co.	182,799
		1,755,420
	South Africa - 2.7%
40,412	AVI Ltd.	217,017
504	Capitec Bank Holdings Ltd.	78,602
3,441	Clicks Group Ltd.	66,883
82,297	FirstRand Ltd.	369,794
16,031	Gold Fields Ltd.	279,094
9,010	Gold Fields Ltd. ADR	154,612
1,773	Kumba Iron Ore Ltd.	38,676
26,548	Standard Bank Group Ltd.	323,570
33,142	Truworths International Ltd.	164,859
		1,693,107
	South Korea - 13.8%
971	Celltrion, Inc.	145,355
2,401	Classys, Inc.	81,967
438	Cosmax, Inc.	49,554
3,064	DB Insurance Co. Ltd.	247,562
1,646	Doosan Bobcat, Inc.	49,815
6,402	Hana Financial Group, Inc.	303,314
242	HD Hyundai Electric Co. Ltd.	54,763
940	Hyundai Engineering & Construction Co. Ltd.	22,967

10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	South Korea - 13.8% - (continued)
2,244	Hyundai Glovis Co. Ltd.	$ 199,733
856	Hyundai Mobis Co. Ltd.	138,492
1,676	Hyundai Motor Co.	305,451
6,056	KB Financial Group, Inc.	391,497
4,145	Kia Corp.	340,125
9,332	Korean Air Lines Co. Ltd.	145,033
1,928	KT Corp.	56,146
64,535	Samsung Electronics Co. Ltd.	3,979,371
529	Samsung Fire & Marine Insurance Co. Ltd.	143,851
763	Samsung Life Insurance Co. Ltd.	53,849
8,003	Shinhan Financial Group Co. Ltd.	351,979
7,190	SK Hynix, Inc.	1,031,215
4,096	SK Telecom Co. Ltd.	162,075
1,938	S-Oil Corp.	95,605
12,651	Woori Financial Group, Inc.	145,616
716	Youngone Corp.	20,350
		8,515,685
	Taiwan - 17.0%
3,000	Accton Technology Corp.	47,026
13,197	Advantech Co. Ltd.	140,371
1,000	Asia Vital Components Co. Ltd.	19,912
177,000	Cathay Financial Holding Co. Ltd.	338,923
22,000	Chunghwa Telecom Co. Ltd.	81,521
9,000	E Ink Holdings, Inc.	74,260
2,200	Fortune Electric Co. Ltd.	46,950
65,000	Fubon Financial Holding Co. Ltd.	176,018
85,000	Hon Hai Precision Industry Co. Ltd.	521,468
17,000	Makalot Industrial Co. Ltd.	233,008
29,000	MediaTek, Inc.	1,104,468
17,000	Nien Made Enterprise Co. Ltd.	206,465
4,000	Novatek Microelectronics Corp.	64,510
19,000	Quanta Computer, Inc.	161,875
4,000	Realtek Semiconductor Corp.	63,100
237,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,913,595
4,000	Voltronic Power Technology Corp.	227,661
1,000	Wiwynn Corp.	63,384
		10,484,515
	Thailand - 1.5%
41,600	Advanced Info Service PCL NVDR	273,413
26,200	Bangchak Corp. PCL NVDR	23,172
7,400	Bangkok Bank PCL NVDR	28,442
243,100	Bangkok Dusit Medical Services PCL NVDR	179,208
34,800	Bumrungrad Hospital PCL NVDR	240,275
10,500	Kasikornbank PCL NVDR	38,786
186,900	Krung Thai Bank PCL NVDR	94,906
36,000	Thai Oil PCL NVDR	50,977
		929,179
	United Arab Emirates - 1.2%
24,466	Abu Dhabi Commercial Bank PJSC	59,279
18,493	Abu Dhabi Islamic Bank PJSC	61,728
46,245	Dubai Islamic Bank PJSC	73,656
56,498	Emaar Development PJSC	130,595
132,025	Emaar Properties PJSC	310,207
17,624	Emirates Integrated Telecommunications Co. PJSC	29,030
15,557	Emirates NBD Bank PJSC	80,899
		745,394
	Total Common Stocks (cost $48,360,206)	$ 59,331,553
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.3%
	Brazil - 2.3%
114,810	Banco Bradesco SA (Preference Shares)(4)		$ 252,307
28,600	Cia De Sanena Do Parana (Preference Shares)(4)		28,013
64,600	Itau Unibanco Holding SA (Preference Shares)(4)		386,950
112,400	Petroleo Brasileiro SA (Preference Shares)(4)		743,418
	Total Preferred Stocks (cost $1,439,739)		$ 1,410,688
	Total Long-Term Investments (cost $49,799,945)		$ 60,742,241
	Total Investments (cost $49,799,945)	98.4%	$ 60,742,241
	Other Assets and Liabilities	1.6%	981,668
	Net Assets	100.0%	$ 61,723,909
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $2,798,000, representing 4.5% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $218,439, representing 0.4% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,558,234	$ 1,558,234	$ —	$ —
China	13,673,637	1,375,929	12,297,708	—
Greece	1,090,330	682,145	408,185	—
Hong Kong	505,678	—	505,678	—
Hungary	664,445	401,371	263,074	—
India	11,467,353	257,391	11,209,962	—
Indonesia	1,351,303	287,277	1,064,026	—
Malaysia	1,257,790	148,904	1,108,886	—
Mexico	1,801,330	1,801,330	—	—
Philippines	569,719	254,244	315,475	—
Poland	803,716	—	803,716	—
Qatar	133,844	—	133,844	—
Romania	330,874	238,387	92,487	—
Russia	—	—	—	—
Saudi Arabia	1,755,420	—	1,755,420	—
South Africa	1,693,107	260,171	1,432,936	—
South Korea	8,515,685	—	8,515,685	—
Taiwan	10,484,515	—	10,484,515	—
Thailand	929,179	28,442	900,737	—
United Arab Emirates	745,394	686,115	59,279	—
Preferred Stocks	1,410,688	1,410,688	—	—
Total	$ 60,742,241	$ 9,390,628	$ 51,351,613	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
12

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.4%
	United States - 6.4%
	Federal Home Loan Mortgage Corp. - 0.8%
$ 40,293	4.50%, 09/01/2052	$ 38,711
52,660	5.00%, 09/01/2052	51,845
83,083	5.00%, 11/01/2052	81,764
70,809	5.50%, 10/01/2053	70,789
52,200	5.50%, 06/01/2054	52,186
47,272	6.00%, 01/01/2053	47,963
139,472	6.00%, 10/01/2053	141,278
110,772	6.50%, 02/01/2054	113,460
		597,996
	Federal National Mortgage Association - 3.3%
18,672	4.50%, 06/01/2052	17,949
37,753	5.00%, 10/01/2052	37,157
100,019	5.00%, 04/01/2053	98,349
116,846	5.00%, 12/01/2053	114,814
96,568	5.50%, 01/01/2053	96,628
168,193	5.50%, 12/01/2053	168,145
289,361	5.50%, 01/01/2054	289,294
241,557	5.50%, 02/01/2054	241,500
122,663	6.00%, 02/01/2053	124,354
291,099	6.00%, 11/01/2053	294,926
187,678	6.00%, 12/01/2053	190,128
334,116	6.00%, 01/01/2054	338,436
284,458	6.00%, 02/01/2054	288,139
44,496	6.50%, 10/01/2053	45,576
36,200	6.50%, 12/01/2053	37,082
10,076	6.50%, 02/01/2054	10,320
143,230	6.50%, 04/01/2054	146,706
		2,539,503
	Government National Mortgage Association - 2.3%
126,169	5.00%, 09/20/2053	124,490
92,202	5.50%, 05/20/2053	92,321
102,795	5.50%, 06/20/2053	102,927
98,536	5.50%, 12/20/2053	98,663
492,213	5.50%, 01/20/2054	492,846
159,428	6.00%, 12/20/2052	162,109
244,515	6.00%, 12/20/2053	247,693
343,442	6.00%, 01/20/2054	347,183
39,801	6.00%, 05/20/2054	40,234
24,505	6.50%, 01/20/2054	24,966
		1,733,432
	Total U.S. Government Agencies (cost $4,809,940)	$ 4,870,931
COMMON STOCKS - 51.3%
	Australia - 0.7%
1,752	ANZ Group Holdings Ltd.	$ 33,332
3,043	BlueScope Steel Ltd.	44,188
894	Commonwealth Bank of Australia	80,558
420	Macquarie Group Ltd.	57,803
1,555	National Australia Bank Ltd.	39,274
234	Rio Tinto Ltd.	17,981
800	Rio Tinto PLC	52,026
6,229	Santos Ltd.	32,471
1,092	Wesfarmers Ltd.	52,702
2,601	Westpac Banking Corp.	50,831
1,283	Woodside Energy Group Ltd.	23,267
905	Woolworths Group Ltd.	20,420
		504,853
Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	Belgium - 0.1%
699	Anheuser-Busch InBev SA	$ 41,503
770	Groupe Bruxelles Lambert NV	57,464
		98,967
	Brazil - 0.3%
34	MercadoLibre, Inc.*	56,742
337	NU Holdings Ltd. Class A*	4,088
3,895	Petroleo Brasileiro SA ADR	55,582
1,519	Wheaton Precious Metals Corp.	90,822
934	Yara International ASA	26,606
		233,840
	Canada - 1.0%
404	Alimentation Couche-Tard, Inc.	24,905
251	Bank of Montreal	21,170
635	Bank of Nova Scotia	29,652
797	Canadian Imperial Bank of Commerce	41,217
233	Canadian National Railway Co.	26,973
1,638	Canadian Natural Resources Ltd.	58,157
661	Canadian Pacific Kansas City Ltd.	55,431
267	Canadian Tire Corp. Ltd. Class A	27,418
31	Constellation Software, Inc.	97,813
552	Enbridge, Inc.	20,658
478	Fortis, Inc.	19,984
990	Manulife Financial Corp.	26,373
282	Nutrien Ltd.	14,463
523	Onex Corp.	35,839
1,002	Open Text Corp.	31,584
898	Pembina Pipeline Corp.	34,804
719	Rogers Communications, Inc. Class B	27,804
374	Royal Bank of Canada	41,792
690	Shopify, Inc. Class A*	42,260
361	Sun Life Financial, Inc.	17,921
808	Suncor Energy, Inc.	32,270
340	TC Energy Corp.	14,436
617	Toronto-Dominion Bank	36,435
		779,359
	China - 1.1%
6,300	Alibaba Group Holding Ltd.	61,993
2,050	Baidu, Inc. Class A*	22,730
2,000	BYD Co. Ltd. Class H	59,209
93,000	CGN Power Co. Ltd. Class H(1)	37,978
40,000	China Construction Bank Corp. Class H	27,931
24,000	China Life Insurance Co. Ltd. Class H	33,296
11,000	China Mengniu Dairy Co. Ltd.	18,406
6,500	China Merchants Bank Co. Ltd. Class H	26,941
7,500	China Resources Land Ltd.	22,418
600	Contemporary Amperex Technology Co. Ltd. Class A	15,459
1,000	Innovent Biologics, Inc.*(1)	4,950
2,250	JD.com, Inc. Class A	29,668
6,000	Li Ning Co. Ltd.	11,176
3,100	Meituan Class B*(1)	42,925
1,900	NetEase, Inc.	35,043
160	NXP Semiconductors NV	42,106
293	PDD Holdings, Inc. ADR*	37,765
7,500	Ping An Insurance Group Co. of China Ltd. Class H	32,570
1,014	Prosus NV	35,372
600	Shenzhen Inovance Technology Co. Ltd. Class A	3,870
3,800	Tencent Holdings Ltd.	175,356
538	Tencent Music Entertainment Group ADR	7,629

13

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	China - 1.1% - (continued)
6,000	Wuxi Biologics Cayman, Inc.*(1)	$ 8,776
671	Yum China Holdings, Inc.	20,291
		813,858
	Denmark - 0.4%
292	DSV AS	53,566
1,714	Novo Nordisk AS Class B	227,093
504	Vestas Wind Systems AS*	12,472
		293,131
	Finland - 0.1%
1,161	UPM-Kymmene OYJ	38,401
	France - 1.0%
298	Air Liquide SA	54,373
463	Airbus SE	70,064
1,091	AXA SA	38,305
897	BNP Paribas SA	61,457
156	Capgemini SE	30,970
580	Eiffage SA	57,723
204	EssilorLuxottica SA	46,683
19	Hermes International SCA	41,521
55	Kering SA	16,892
466	Legrand SA	50,350
134	L'Oreal SA	57,948
90	LVMH Moet Hennessy Louis Vuitton SE	63,482
140	Pernod Ricard SA	18,733
349	Safran SA	76,673
1,048	TotalEnergies SE	70,705
288	Vinci SA	32,866
		788,745
	Germany - 0.8%
175	adidas AG	43,855
164	Allianz SE	46,193
810	BASF SE	37,711
568	Bayer AG	16,898
876	Deutsche Post AG	39,075
2,011	Deutsche Telekom AG	52,603
1,394	Infineon Technologies AG	48,425
703	Mercedes-Benz Group AG	46,471
807	RWE AG	30,118
676	SAP SE	142,920
415	Siemens AG	75,985
		580,254
	Greece - 0.0%
1,558	OPAP SA	27,164
	Hong Kong - 0.2%
6,000	AIA Group Ltd.	40,133
4,000	CK Asset Holdings Ltd.	15,284
2,100	Hang Seng Bank Ltd.	25,716
900	Hong Kong Exchanges & Clearing Ltd.	26,548
4,500	MTR Corp. Ltd.	14,558
2,330	Prudential PLC	21,027
2,000	Sun Hung Kai Properties Ltd.	17,317
1,500	Techtronic Industries Co. Ltd.	19,210
		179,793
	India - 0.7%
874	Axis Bank Ltd. GDR(2)	61,180
465	Dr. Reddy's Laboratories Ltd. ADR	37,795
3,903	GAIL India Ltd. GDR(2)	67,132
3,261	ICICI Bank Ltd. ADR	94,928
2,119	Infosys Ltd. ADR	46,893
1,046	Larsen & Toubro Ltd. GDR(2)	47,698
Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	India - 0.7% - (continued)
2,129	Mahindra & Mahindra Ltd. GDR(2)	$ 74,515
809	Reliance Industries Ltd. GDR(1)	58,329
3,237	Wipro Ltd. ADR	19,940
		508,410
	Indonesia - 0.1%
67,800	Bank Central Asia Tbk. PT	42,844
62,300	Indofood Sukses Makmur Tbk. PT	23,468
		66,312
	Ireland - 0.1%
318	Accenture PLC Class A	105,137
	Italy - 0.2%
5,664	Enel SpA	40,436
1,713	Eni SpA	27,408
18	Ferrari NV	7,408
2,601	FinecoBank Banca Fineco SpA	44,155
14,213	Intesa Sanpaolo SpA	57,717
		177,124
	Japan - 2.3%
2,100	Astellas Pharma, Inc.	24,356
1,100	Daiichi Sankyo Co. Ltd.	44,800
300	Daikin Industries Ltd.	43,502
1,100	FANUC Corp.	32,611
100	Fast Retailing Co. Ltd.	27,565
400	FUJIFILM Holdings Corp.	9,510
1,600	Hankyu Hanshin Holdings, Inc.	45,654
3,200	Hitachi Ltd.	69,141
3,700	Honda Motor Co. Ltd.	39,533
300	Hoya Corp.	37,590
1,100	ITOCHU Corp.	56,412
1,000	Kao Corp.	43,790
800	KDDI Corp.	24,072
200	Keyence Corp.	87,452
2,300	Kirin Holdings Co. Ltd.	32,516
400	Kokusai Electric Corp.	11,005
2,900	Mitsubishi Corp.	59,891
5,400	Mitsubishi HC Capital, Inc.	38,850
7,100	Mitsubishi UFJ Financial Group, Inc.	82,007
2,600	Mitsui & Co. Ltd.	60,330
1,700	Murata Manufacturing Co. Ltd.	37,822
500	NIDEC Corp.	21,995
700	Nintendo Co. Ltd.	38,681
25,400	Nippon Telegraph & Telephone Corp.	27,069
34	Nomura Real Estate Master Fund, Inc. REIT	33,356
1,900	ORIX Corp.	45,960
1,000	Otsuka Holdings Co. Ltd.	50,968
1,200	Recruit Holdings Co. Ltd.	68,812
2,900	Seven & i Holdings Co. Ltd.	34,727
200	Shimano, Inc.	35,481
1,300	Shin-Etsu Chemical Co. Ltd.	57,760
700	SoftBank Group Corp.	42,779
700	Sony Group Corp.	62,173
1,200	Sumitomo Mitsui Financial Group, Inc.	86,656
1,600	Takeda Pharmaceutical Co. Ltd.	44,919
1,600	Tokio Marine Holdings, Inc.	62,773
300	Tokyo Electron Ltd.	62,774
4,800	Toyota Motor Corp.	92,212
		1,777,504
	Malaysia - 0.1%
4,900	Hong Leong Bank Bhd.	20,573
700	Nestle Malaysia Bhd.	16,558

14

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	Malaysia - 0.1% - (continued)
19,400	Public Bank Bhd.	$ 17,785
11,200	RHB Bank Bhd.	13,922
		68,838
	Mexico - 0.1%
23,516	America Movil SAB de CV	19,653
7,594	Grupo Mexico SAB de CV Class B	42,708
7,396	Wal-Mart de Mexico SAB de CV	24,612
		86,973
	Netherlands - 0.3%
11	ASM International NV	7,568
199	ASML Holding NV	185,303
2,906	ING Groep NV	52,747
		245,618
	Norway - 0.0%
749	Equinor ASA	19,834
199	Mowi ASA	3,359
		23,193
	Philippines - 0.1%
2,160	SM Investments Corp.	33,665
	Singapore - 0.2%
1,410	DBS Group Holdings Ltd.	38,639
9,600	Keppel Ltd.	47,778
675	STMicroelectronics NV	22,317
		108,734
	South Africa - 0.2%
1,669	Anglo American PLC	50,598
9,200	FirstRand Ltd.	41,339
4,329	Remgro Ltd.	33,275
		125,212
	South Korea - 0.5%
1,066	KB Financial Group, Inc. ADR	69,514
205	Kia Corp.	16,821
238	POSCO Holdings, Inc. ADR	15,575
158	Samsung Electronics Co. Ltd. GDR	243,162
1,370	Shinhan Financial Group Co. Ltd. ADR	59,362
		404,434
	Spain - 0.2%
5,083	Banco Bilbao Vizcaya Argentaria SA	53,276
12,391	Banco Santander SA	59,776
3,215	Iberdrola SA	42,464
		155,516
	Sweden - 0.2%
3,909	Atlas Copco AB Class A	69,571
41	Evolution AB(1)	3,972
3,677	Investor AB Class B	104,390
		177,933
	Switzerland - 0.8%
1,498	ABB Ltd.	83,149
326	Baloise Holding AG	58,341
248	Cie Financiere Richemont SA Class A	37,828
89	Geberit AG	56,663
7	Givaudan SA	34,342
50	Lonza Group AG	33,296
830	Novartis AG	92,651
24	Partners Group Holding AG	32,305
155	Sika AG	47,061
23	Sonova Holding AG	7,050
Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	Switzerland - 0.8% - (continued)
1,991	UBS Group AG	$ 60,329
55	Zurich Insurance Group AG	30,237
		573,252
	Taiwan - 0.8%
1,000	Chroma ATE, Inc.	9,311
1,712	Chunghwa Telecom Co. Ltd. ADR	63,601
7,349	Hon Hai Precision Industry Co. Ltd. GDR(2)	89,952
2,000	Taiwan Semiconductor Manufacturing Co. Ltd.	58,343
2,158	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	357,796
5,363	United Microelectronics Corp. ADR	44,888
		623,891
	Thailand - 0.0%
15,900	Airports of Thailand PCL NVDR	25,231
	United Kingdom - 1.0%
616	AstraZeneca PLC	97,864
2,028	BAE Systems PLC	33,823
18,080	Barclays PLC	54,065
5,500	CK Hutchison Holdings Ltd.	28,733
1,410	Compass Group PLC	43,421
2,153	Diageo PLC	66,990
8,533	HSBC Holdings PLC	77,600
64,444	Lloyds Banking Group PLC	49,232
191	London Stock Exchange Group PLC	23,250
2,050	National Grid PLC	26,011
48	Next PLC	5,610
328	Reckitt Benckiser Group PLC	17,644
1,429	RELX PLC	67,445
1,184	Severn Trent PLC	39,143
2,086	Smith & Nephew PLC	30,065
1,089	Unilever PLC	66,924
15,460	Vodafone Group PLC	14,467
		742,287
	United States - 37.7%
310	3M Co.	39,541
673	Abbott Laboratories	71,298
696	AbbVie, Inc.	128,983
430	Adobe, Inc.*	237,209
1,146	Advanced Micro Devices, Inc.*	165,574
820	Aflac, Inc.	78,212
213	Agilent Technologies, Inc.	30,118
97	Air Products & Chemicals, Inc.	25,593
224	Airbnb, Inc. Class A*	31,261
605	Alcon, Inc.	57,284
5,384	Alphabet, Inc. Class A	923,571
1,951	Alphabet, Inc. Class C	337,816
5,579	Amazon.com, Inc.*	1,043,161
1,720	Amcor PLC	18,112
159	American Electric Power Co., Inc.	15,601
693	American Express Co.	175,357
640	American International Group, Inc.	50,707
432	American Tower Corp. REIT	95,213
147	American Water Works Co., Inc.	20,927
84	Ameriprise Financial, Inc.	36,126
289	AMETEK, Inc.	50,136
394	Amgen, Inc.	130,993
2,120	Amphenol Corp. Class A	136,231
204	Analog Devices, Inc.	47,202
106	ANSYS, Inc.*	33,245
92	Aon PLC Class A	30,223
7,564	Apple, Inc.	1,679,813
375	Applied Materials, Inc.	79,575

15

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	United States - 37.7% - (continued)
363	Aptiv PLC*	$ 25,189
397	Archer-Daniels-Midland Co.	24,618
463	Arista Networks, Inc.*	160,453
166	Arthur J Gallagher & Co.	47,059
2,693	AT&T, Inc.	51,840
347	Atmos Energy Corp.	44,374
141	Autodesk, Inc.*	34,900
209	Automatic Data Processing, Inc.	54,888
12	AutoZone, Inc.*	37,604
1,430	Ball Corp.	91,277
2,539	Bank of America Corp.	102,347
141	Becton Dickinson & Co.	33,989
459	Berkshire Hathaway, Inc. Class B*	201,271
51	Biogen, Inc.*	10,873
86	Bio-Rad Laboratories, Inc. Class A*	29,099
117	BlackRock, Inc.	102,550
348	Blackstone, Inc.	49,468
442	Block, Inc.*	27,351
296	Boeing Co.*	56,418
48	Booking Holdings, Inc.	178,320
1,791	Boston Scientific Corp.*	132,319
8,003	BP PLC	47,307
1,697	Bristol-Myers Squibb Co.	80,709
2,083	Broadcom, Inc.	334,696
375	Cadence Design Systems, Inc.*	100,373
296	Capital One Financial Corp.	44,814
1,840	Carrier Global Corp.	125,322
292	Caterpillar, Inc.	101,090
328	CBRE Group, Inc. Class A*	36,969
461	Centene Corp.*	35,460
856	CenterPoint Energy, Inc.	23,754
628	Charles Schwab Corp.	40,939
55	Charter Communications, Inc. Class A*	20,885
171	Cheniere Energy, Inc.	31,231
665	Chevron Corp.	106,713
800	Chipotle Mexican Grill, Inc.*	43,456
468	Chubb Ltd.	129,009
341	Cigna Group	118,896
107	Cintas Corp.	81,742
1,589	Cisco Systems, Inc.	76,987
809	Citigroup, Inc.	52,488
142	CME Group, Inc.	27,507
3,266	Coca-Cola Co.	217,973
556	Cognizant Technology Solutions Corp. Class A	42,078
1,067	Colgate-Palmolive Co.	105,836
1,726	Comcast Corp. Class A	71,232
1,613	ConocoPhillips	179,366
253	Consolidated Edison, Inc.	24,673
160	Constellation Energy Corp.	30,368
1,203	Copart, Inc.*	62,953
524	Corteva, Inc.	29,396
319	CoStar Group, Inc.*	24,888
270	Costco Wholesale Corp.	221,940
2,912	Coterra Energy, Inc.	75,130
192	Crowdstrike Holdings, Inc. Class A*	44,536
301	Crown Castle, Inc. REIT	33,134
313	CSL Ltd.	63,527
976	CSX Corp.	34,258
623	CVS Health Corp.	37,586
422	Danaher Corp.	116,928
251	Darden Restaurants, Inc.	36,719
10	Deckers Outdoor Corp.*	9,226
188	Deere & Co.	69,932
435	Devon Energy Corp.	20,458
Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	United States - 37.7% - (continued)
264	Dexcom, Inc.*	$ 17,904
199	Discover Financial Services	28,654
139	Dollar Tree, Inc.*	14,503
338	Dominion Energy, Inc.	18,069
562	Dow, Inc.	30,612
338	DR Horton, Inc.	60,816
169	Duke Energy Corp.	18,467
330	DuPont de Nemours, Inc.	27,621
191	Eaton Corp. PLC	58,215
1,281	eBay, Inc.	71,236
384	Ecolab, Inc.	88,585
324	Edwards Lifesciences Corp.*	20,428
196	Electronic Arts, Inc.	29,584
213	Elevance Health, Inc.	113,322
45	elf Beauty, Inc.*	7,766
583	Eli Lilly & Co.	468,889
774	Emerson Electric Co.	90,643
500	EOG Resources, Inc.	63,400
91	Equinix, Inc. REIT	71,912
130	Essex Property Trust, Inc. REIT	36,187
173	Estee Lauder Cos., Inc. Class A	17,233
313	Evergy, Inc.	18,154
476	Exelon Corp.	17,707
718	Experian PLC	33,875
160	Extra Space Storage, Inc. REIT	25,539
1,665	Exxon Mobil Corp.	197,452
36	Fair Isaac Corp.*	57,600
126	FedEx Corp.	38,084
454	Fidelity National Information Services, Inc.	34,881
223	First Solar, Inc.*	48,166
309	Fiserv, Inc.*	50,543
2,448	Ford Motor Co.	26,487
612	Fortinet, Inc.*	35,520
2,090	Freeport-McMoRan, Inc.	94,907
122	Gartner, Inc.*	61,145
172	GE HealthCare Technologies, Inc.	14,556
566	GE Vernova, Inc.*	100,884
109	General Dynamics Corp.	32,559
949	General Electric Co.	161,520
419	General Mills, Inc.	28,132
1,204	General Motors Co.	53,361
536	Gilead Sciences, Inc.	40,768
171	Global Payments, Inc.	17,380
127	Goldman Sachs Group, Inc.	64,647
25	GRAIL, Inc.*	385
1,871	GSK PLC	36,333
618	Halliburton Co.	21,432
267	HCA Healthcare, Inc.	96,934
140	Hershey Co.	27,647
222	Hilton Worldwide Holdings, Inc.	47,657
555	Home Depot, Inc.	204,329
262	Honeywell International, Inc.	53,645
852	Howmet Aerospace, Inc.	81,536
936	HP, Inc.	33,780
28	Hubbell, Inc.	11,078
63	Humana, Inc.	22,781
163	IDEXX Laboratories, Inc.*	77,608
121	Illinois Tool Works, Inc.	29,921
150	Illumina, Inc.*	18,390
1,636	Intel Corp.	50,291
424	Intercontinental Exchange, Inc.	64,261
347	International Business Machines Corp.	66,673
459	International Flavors & Fragrances, Inc.	45,661
946	Interpublic Group of Cos., Inc.	30,433

16

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	United States - 37.7% - (continued)
211	Intuit, Inc.	$ 136,591
313	Intuitive Surgical, Inc.*	139,163
1,154	Invitation Homes, Inc. REIT	40,702
270	IQVIA Holdings, Inc.*	66,482
820	Johnson & Johnson	129,437
419	Johnson Controls International PLC	29,975
2,156	JP Morgan Chase & Co.	458,797
201	Keysight Technologies, Inc.*	28,054
175	Kimberly-Clark Corp.	23,634
978	Kinder Morgan, Inc.	20,665
653	KKR & Co., Inc.	80,613
68	KLA Corp.	55,969
110	L3Harris Technologies, Inc.	24,958
123	Lam Research Corp.	113,313
184	Leidos Holdings, Inc.	26,570
305	Lennar Corp. Class A	53,964
678	Liberty Media Corp.-Liberty Formula One Class C*	54,830
210	Linde PLC	95,235
362	Live Nation Entertainment, Inc.*	34,821
262	Lowe's Cos., Inc.	64,324
58	Lululemon Athletica, Inc.*	15,002
286	LyondellBasell Industries NV Class A	28,446
225	Marathon Petroleum Corp.	39,830
170	Marriott International, Inc. Class A	38,641
565	Marsh & McLennan Cos., Inc.	125,752
81	Martin Marietta Materials, Inc.	48,061
504	Marvell Technology, Inc.	33,758
483	Mastercard, Inc. Class A	223,972
249	McDonald's Corp.	66,085
97	McKesson Corp.	59,851
500	Medtronic PLC	40,160
2,290	Merck & Co., Inc.	259,068
1,343	Meta Platforms, Inc. Class A	637,697
291	MetLife, Inc.	22,363
288	Microchip Technology, Inc.	25,569
425	Micron Technology, Inc.	46,674
4,217	Microsoft Corp.	1,764,182
179	Moderna, Inc.*	21,340
1,191	Mondelez International, Inc. Class A	81,405
544	Monster Beverage Corp.*	27,989
272	Moody's Corp.	124,163
1,125	Morgan Stanley	116,111
342	Motorola Solutions, Inc.	136,431
104	MSCI, Inc.	56,239
982	Nestle SA	99,469
400	Netflix, Inc.*	251,340
1,786	News Corp. Class A	49,258
1,828	NextEra Energy, Inc.	139,641
506	NIKE, Inc. Class B	37,879
132	Norfolk Southern Corp.	32,942
64	Northrop Grumman Corp.	30,996
166	Nucor Corp.	27,048
100	nVent Electric PLC	7,263
14,564	NVIDIA Corp.	1,704,279
7	NVR, Inc.*	60,252
366	Occidental Petroleum Corp.	22,260
488	ONEOK, Inc.	40,665
951	Oracle Corp.	132,617
91	O'Reilly Automotive, Inc.*	102,497
321	Otis Worldwide Corp.	30,335
388	Owens Corning	72,315
328	PACCAR, Inc.	32,360
1,121	Palantir Technologies, Inc. Class A*	30,144
172	Palo Alto Networks, Inc.*	55,854
Shares or Principal Amount		Market Value†
COMMON STOCKS - 51.3% - (continued)
	United States - 37.7% - (continued)
263	Parker-Hannifin Corp.	$ 147,585
192	Paychex, Inc.	24,580
429	PayPal Holdings, Inc.*	28,220
873	PepsiCo, Inc.	150,741
2,122	Pfizer, Inc.	64,806
216	Phillips 66	31,424
217	PNC Financial Services Group, Inc.	39,299
176	PPG Industries, Inc.	22,348
1,799	Procter & Gamble Co.	289,207
277	Progressive Corp.	59,311
408	Prologis, Inc. REIT	51,428
202	Prudential Financial, Inc.	25,315
348	Public Service Enterprise Group, Inc.	27,760
107	Public Storage REIT	31,663
437	QUALCOMM, Inc.	79,075
46	Regeneron Pharmaceuticals, Inc.*	49,643
119	ResMed, Inc.	25,377
276	Roche Holding AG	89,358
81	Roper Technologies, Inc.	44,125
248	Ross Stores, Inc.	35,521
273	S&P Global, Inc.	132,331
688	Salesforce, Inc.	178,054
448	Sanofi SA	46,185
96	SBA Communications Corp. REIT	21,076
1,034	Schlumberger NV	49,932
457	Schneider Electric SE	110,153
874	SEI Investments Co.	59,292
322	Sempra	25,779
134	ServiceNow, Inc.*	109,128
159	SharkNinja, Inc.	12,219
3,435	Shell PLC	125,323
276	Sherwin-Williams Co.	96,821
450	Simon Property Group, Inc. REIT	69,048
225	Snowflake, Inc. Class A*	29,336
142	Solventum Corp.*	8,361
371	Southern Co.	30,986
48	Spotify Technology SA*	16,509
560	Starbucks Corp.	43,652
414	Steel Dynamics, Inc.	55,153
1,855	Stellantis NV	30,912
330	Stryker Corp.	108,058
106	Synopsys, Inc.*	59,182
591	Sysco Corp.	45,300
249	T Rowe Price Group, Inc.	28,438
488	Targa Resources Corp.	66,017
216	Target Corp.	32,489
307	TE Connectivity Ltd.	47,379
85	Teledyne Technologies, Inc.*	35,858
1,140	Tesla, Inc.*	264,560
622	Texas Instruments, Inc.	126,770
118	Texas Roadhouse, Inc.	20,604
319	Thermo Fisher Scientific, Inc.	195,655
1,383	TJX Cos., Inc.	156,307
528	T-Mobile U.S., Inc.	96,244
276	Trade Desk, Inc. Class A*	24,807
136	Trane Technologies PLC	45,462
36	TransDigm Group, Inc.	46,592
644	Trimble, Inc.*	35,124
1,794	U.S. Bancorp	80,515
1,391	Uber Technologies, Inc.*	89,678
483	Union Pacific Corp.	119,171
277	United Parcel Service, Inc. Class B	36,112
644	UnitedHealth Group, Inc.	371,047
183	Valero Energy Corp.	29,595

17

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 51.3% - (continued)
	United States - 37.7% - (continued)
151	Veeva Systems, Inc. Class A*		$ 28,981
807	Ventas, Inc. REIT		43,933
132	VeriSign, Inc.*		24,685
44	Verisk Analytics, Inc.		11,517
1,618	Verizon Communications, Inc.		65,561
204	Vertex Pharmaceuticals, Inc.*		101,127
1,311	Visa, Inc. Class A		348,293
157	Vulcan Materials Co.		43,098
2,800	Walmart, Inc.		192,192
854	Walt Disney Co.		80,011
2,055	Warner Bros Discovery, Inc.*		17,776
182	Waste Connections, Inc.		32,354
158	Waste Management, Inc.		32,020
259	WEC Energy Group, Inc.		22,290
1,417	Wells Fargo & Co.		84,085
734	Williams Cos., Inc.		31,518
163	Workday, Inc. Class A*		37,021
307	Xcel Energy, Inc.		17,892
178	Yum! Brands, Inc.		23,644
215	Zoetis, Inc.		38,709
			28,787,468
	Total Common Stocks (cost $32,841,098)		$ 39,155,097
EXCHANGE-TRADED FUNDS - 19.6%
	Other Investment Pools & Funds - 19.6%
57,087	iShares iBoxx $ High Yield Corporate Bond ETF		$ 4,483,613
50,986	iShares iBoxx $ Investment Grade Corporate Bond ETF		5,586,026
43,978	iShares JP Morgan EM Local Currency Bond ETF		1,603,438
67,964	SPDR Gold MiniShares Trust*		3,301,012
	Total Exchange-Traded Funds (cost $13,957,537)		$ 14,974,089
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
36,595	Itausa SA (Preference Shares)(3)		$ 65,799
	Total Preferred Stocks (cost $63,149)		$ 65,799
	Total Long-Term Investments (cost $51,671,724)		$ 59,065,916
SHORT-TERM INVESTMENTS - 20.0%
	U.S. Treasury Securities - 20.0%
	U.S. Treasury Bills - 20.0%
$ 1,150,000	4.48%, 08/08/2024(4)		$ 1,148,871
1,878,000	5.13%, 08/29/2024(4)		1,870,379
2,370,000	5.16%, 12/12/2024(4)		2,326,593
1,430,000	5.21%, 10/10/2024(4)		1,415,614
4,524,500	5.25%, 11/07/2024(4)		4,461,508
1,800,000	5.26%, 10/08/2024(4)		1,782,396
2,300,000	5.26%, 10/10/2024(4)		2,276,863
			15,282,224
	Total Short-Term Investments (cost $15,280,785)		$ 15,282,224
	Total Investments (cost $66,952,509)	97.4%	$ 74,348,140
	Other Assets and Liabilities	2.6%	2,014,867
	Net Assets	100.0%	$ 76,363,007
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2024, the Fund invested 4.3% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $156,930, representing 0.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $340,477, representing 0.4% of net assets.
(3)	Currently no rate available.
(4)	The rate shown represents current yield to maturity.

18

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Financial Select Sector Future	17	09/20/2024	$ 2,307,113	$ 6,423
MSCI Emerging Markets Index Future	14	09/20/2024	767,550	6,772
S&P 500 (E-Mini) Future	13	09/20/2024	3,612,700	42,413
U.S. Treasury 5-Year Note Future	61	09/30/2024	6,581,328	55,659
U.S. Treasury 10-Year Ultra Future	84	09/19/2024	9,708,562	292,564
Total				$ 403,831
Short position contracts:
Euro STOXX 50 Future	(14)	09/20/2024	$ (742,120)	$ 19,678
Total futures contracts				$ 423,509

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S42	USD	2,157,454	(1.00%)	06/20/2029	Quarterly	$ —	$ (46,852)	$ (48,981)	$ (2,129)
Total centrally cleared credit default swap contracts						$ —	$ (46,852)	$ (48,981)	$ (2,129)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,414,000	AUD	2,287,000	USD	BCLY	08/28/2024	$ (52,656)
12,586,000	BRL	2,267,682	USD	BCLY	08/02/2024	(43,005)
4,181,000	BRL	739,961	USD	BCLY	09/04/2024	(3,423)
7,430,000	MXN	412,365	USD	BCLY	08/28/2024	(15,405)
334,977	USD	500,000	AUD	BCLY	08/28/2024	7,744
2,235,548	USD	12,586,000	BRL	BCLY	08/02/2024	10,871
771,151	USD	1,056,000	CAD	BCLY	08/28/2024	5,635
702,761	USD	622,000	CHF	GSC	08/28/2024	(8,318)
124,583	USD	852,000	DKK	GSC	08/28/2024	814
2,455,994	USD	2,254,000	EUR	UBS	08/28/2024	13,218
1,030,279	USD	797,000	GBP	BCLY	08/28/2024	5,398
833,923	USD	6,507,000	HKD	BCLY	08/28/2024	318
1,494,822	USD	233,942,000	JPY	MSC	08/28/2024	(73,743)
51,217	USD	544,000	SEK	BCLY	08/28/2024	342
Total foreign currency contracts						$ (152,210)

Foreign Cross Currency Contracts Outstanding at July 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
GBP	1,931,269	BCLY	08/28/2024	CHF	1,961,757	$ (30,489)
GBP	1,918,954	UBS	08/28/2024	EUR	1,917,157	1,798
Total foreign cross currency contracts						$ (28,691)
19

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$ 4,870,931	$ —	$ 4,870,931	$ —
Common Stocks
Australia	504,853	—	504,853	—
Belgium	98,967	—	98,967	—
Brazil	233,840	207,234	26,606	—
Canada	779,359	779,359	—	—
China	813,858	107,791	706,067	—
Denmark	293,131	—	293,131	—
Finland	38,401	—	38,401	—
France	788,745	—	788,745	—
Germany	580,254	—	580,254	—
Greece	27,164	27,164	—	—
Hong Kong	179,793	—	179,793	—
India	508,410	508,410	—	—
Indonesia	66,312	66,312	—	—
Ireland	105,137	105,137	—	—
Italy	177,124	—	177,124	—
Japan	1,777,504	—	1,777,504	—
Malaysia	68,838	—	68,838	—
Mexico	86,973	86,973	—	—
Netherlands	245,618	—	245,618	—
Norway	23,193	—	23,193	—
Philippines	33,665	—	33,665	—
Singapore	108,734	—	108,734	—
South Africa	125,212	33,275	91,937	—
South Korea	404,434	387,613	16,821	—
Spain	155,516	—	155,516	—
Sweden	177,933	—	177,933	—
Switzerland	573,252	—	573,252	—
Taiwan	623,891	556,237	67,654	—
Thailand	25,231	—	25,231	—
United Kingdom	742,287	—	742,287	—
United States	28,787,468	28,047,742	739,726	—
Exchange-Traded Funds	14,974,089	14,974,089	—	—
Preferred Stocks	65,799	65,799	—	—
Short-Term Investments	15,282,224	—	15,282,224	—
Foreign Currency Contracts(2)	46,138	—	46,138	—
Futures Contracts(2)	423,509	423,509	—	—
Total	$ 74,817,787	$ 46,376,644	$ 28,441,143	$ —
Liabilities
Foreign Currency Contracts(2)	$ (227,039)	$ —	$ (227,039)	$ —
Swaps - Credit Default(2)	(2,129)	—	(2,129)	—
Total	$ (229,168)	$ —	$ (229,168)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
20

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Brazil - 8.3%
5,402,750	Banco BTG Pactual SA	$ 31,149,046
3,179,141	Centrais Eletricas Brasileiras SA	22,241,031
297,092	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,634,848
1,859,406	Embraer SA*	14,402,125
1,549,983	Energisa SA	12,038,357
3,185,104	Equatorial Energia SA	18,380,311
15,494,777	Itau Unibanco Holding SA ADR	93,278,558
9,209,077	Lojas Renner SA	21,589,307
15,260	MercadoLibre, Inc.*	25,467,414
1,892,577	NU Holdings Ltd. Class A*	22,956,959
5,634,112	Petroleo Brasileiro SA ADR	80,398,778
4,896,432	PRIO SA	41,596,061
6,563,984	Raia Drogasil SA	32,029,907
4,156,158	Vale SA ADR	45,094,314
4,298,645	WEG SA	38,501,340
944,987	XP, Inc. Class A	16,168,728
		519,927,084
	Chile - 0.8%
960,670	Antofagasta PLC	25,015,069
604,176	Banco Santander Chile ADR	12,131,854
439,959	Sociedad Quimica y Minera de Chile SA ADR(1)	16,744,839
		53,891,762
	China - 22.5%
9,637,396	Alibaba Group Holding Ltd.	94,834,122
58,862,000	China Construction Bank Corp. Class H	41,102,497
12,065,600	China Pacific Insurance Group Co. Ltd. Class H	32,070,554
68,476,000	China Petroleum & Chemical Corp. Class H	43,885,150
8,348,000	China Resources Beer Holdings Co. Ltd.	25,969,992
2,693,866	Contemporary Amperex Technology Co. Ltd. Class A	69,406,407
8,260,437	Fuyao Glass Industry Group Co. Ltd. Class A	51,445,925
7,957,500	Innovent Biologics, Inc.*(2)	39,392,186
1,122,928	Kanzhun Ltd. ADR	15,249,362
180,913	Kweichow Moutai Co. Ltd. Class A	35,567,103
27,080,000	Lenovo Group Ltd.	35,074,285
8,331,500	Meituan Class B*(2)	115,363,430
5,139,445	Midea Group Co. Ltd. Class A	45,327,238
16,379,842	NARI Technology Co. Ltd. Class A	54,422,042
216,006	PDD Holdings, Inc. ADR*	27,841,013
30,308,000	PICC Property & Casualty Co. Ltd. Class H	39,743,462
17,342,159	Sany Heavy Industry Co. Ltd. Class A	38,749,218
10,896,308	Satellite Chemical Co. Ltd. Class A	26,334,800
5,930,400	Shenzhen Inovance Technology Co. Ltd. Class A	38,250,260
3,872,700	Shenzhou International Group Holdings Ltd.	32,784,270
2,650,834	Sieyuan Electric Co. Ltd. Class A	24,356,800
7,523,400	Tencent Holdings Ltd.	347,178,237
1,816,401	Tencent Music Entertainment Group ADR	25,756,566
1,797,884	Trip.com Group Ltd. ADR*	76,464,007
3,496,000	Tsingtao Brewery Co. Ltd. Class H	22,334,529
893,600	Wuliangye Yibin Co. Ltd. Class A	15,699,859
		1,414,603,314
	Greece - 1.3%
13,010,829	Eurobank Ergasias Services & Holdings SA Class A	29,811,311
3,374,360	National Bank of Greece SA	29,616,916
5,488,677	Piraeus Financial Holdings SA	23,189,421
		82,617,648
	Hong Kong - 0.9%
8,434,400	AIA Group Ltd.	56,416,483
	Hungary - 0.5%
645,735	OTP Bank Nyrt	33,101,380
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	India - 16.4%
11,286,459	Ashok Leyland Ltd.	$ 34,735,417
8,992,794	Axis Bank Ltd.	125,623,047
4,588,524	Bharti Airtel Ltd.	81,969,007
340,151	Coforge Ltd.	25,709,995
2,004,467	HCL Technologies Ltd.	39,441,751
2,152,766	HDFC Bank Ltd.	41,600,604
10,322,595	ICICI Bank Ltd.	150,466,933
2,502,030	Mahindra & Mahindra Ltd.	87,096,813
262,561	MakeMyTrip Ltd.*	24,573,084
1,710,207	PB Fintech Ltd.*	29,751,918
14,586,411	Power Grid Corp. of India Ltd.	60,755,143
3,113,751	Reliance Industries Ltd.	112,258,257
2,106,581	Sun Pharmaceutical Industries Ltd.	43,328,046
2,141,152	Tata Consultancy Services Ltd.	112,433,394
4,210,343	Tata Motors Ltd.	58,311,284
		1,028,054,693
	Indonesia - 1.6%
83,703,500	Bank Central Asia Tbk. PT	52,893,817
116,889,900	Bank Mandiri Persero Tbk. PT	46,100,111
		98,993,928
	Malaysia - 0.5%
20,298,100	CIMB Group Holdings Bhd.	32,820,559
	Mexico - 2.6%
711,390	Fomento Economico Mexicano SAB de CV ADR	78,430,747
6,310,455	Grupo Financiero Banorte SAB de CV Class O	47,388,533
10,881,010	Wal-Mart de Mexico SAB de CV	36,209,684
		162,028,964
	Peru - 0.8%
312,482	Credicorp Ltd.(1)	53,321,929
	Poland - 2.4%
869,656	Bank Polska Kasa Opieki SA	35,230,727
2,478,583	ORLEN SA	40,415,903
2,703,988	Powszechna Kasa Oszczednosci Bank Polski SA	40,185,113
2,757,365	Powszechny Zaklad Ubezpieczen SA	33,767,019
		149,598,762
	Qatar - 0.4%
5,653,667	Qatar National Bank QPSC	23,712,425
	Russia - 0.0%
390,765	LUKOIL PJSC*(3)	—
67,747	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC*(3)	—
		—
	Saudi Arabia - 1.1%
6,847,884	Saudi National Bank	69,193,485
	South Africa - 3.2%
4,703,356	Absa Group Ltd.	41,268,156
2,326,742	Aspen Pharmacare Holdings Ltd.	32,176,430
1,837,995	AVI Ltd.	9,870,255
1,287,863	Bid Corp. Ltd.	32,054,972
1,816,094	Bidvest Group Ltd.	27,294,385
2,165,849	Gold Fields Ltd.	37,706,626
1,157,379	Shoprite Holdings Ltd.	19,395,013
		199,765,837
	South Korea - 12.3%
103,659	Hanwha Aerospace Co. Ltd.	21,750,301
971,069	KB Financial Group, Inc.	62,775,793
643,900	Kia Corp.	52,836,264
281,081	LG Electronics, Inc.	21,404,504
24,488	Samsung Biologics Co. Ltd.*(2)	16,800,973
238,794	Samsung Electro-Mechanics Co. Ltd.	27,915,600
6,952,012	Samsung Electronics Co. Ltd.	428,676,486

21

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	South Korea - 12.3% - (continued)
130,787	Samsung Fire & Marine Insurance Co. Ltd.		$ 35,564,803
136,182	Samsung SDI Co. Ltd.		32,020,373
518,655	SK Hynix, Inc.		74,387,308
			774,132,405
	Taiwan - 20.7%
2,718,000	Accton Technology Corp.		42,605,403
9,583,036	ASE Technology Holding Co. Ltd.		44,725,067
23,940,264	Cathay Financial Holding Co. Ltd.		45,841,342
45,783,000	CTBC Financial Holding Co. Ltd.		49,693,675
5,604,000	Delta Electronics, Inc.		71,976,797
6,278,000	E Ink Holdings, Inc.		51,800,629
17,225,000	Hon Hai Precision Industry Co. Ltd.		105,673,925
2,798,000	MediaTek, Inc.		106,562,163
24,618,139	Taiwan Semiconductor Manufacturing Co. Ltd.		718,142,854
6,342,000	Unimicron Technology Corp.		35,340,242
11,475,000	Uni-President Enterprises Corp.		29,489,663
			1,301,851,760
	Turkey - 0.2%
14,715,993	Yapi ve Kredi Bankasi AS		13,419,480
	United Arab Emirates - 0.7%
17,916,841	Emaar Properties PJSC		42,097,589
	United States - 0.5%
157,481	Globant SA*		30,663,126
	Total Common Stocks (cost $4,475,643,131)		$ 6,140,212,613
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
2,517,897	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		$ 2,517,897
8,392,990	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(4)		8,392,990
2,517,897	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(4)		2,517,897
2,517,897	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(4)		2,517,897
	Total Short-Term Investments (cost $15,946,681)		$ 15,946,681
	Total Investments (cost $4,491,589,812)	98.0%	$ 6,156,159,294
	Other Assets and Liabilities	2.0%	126,600,624
	Net Assets	100.0%	$ 6,282,759,918
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $171,556,589, representing 2.7% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

22

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 519,927,084	$ 519,927,084	$ —	$ —
Chile	53,891,762	28,876,693	25,015,069	—
China	1,414,603,314	196,756,873	1,217,846,441	—
Greece	82,617,648	29,616,916	53,000,732	—
Hong Kong	56,416,483	—	56,416,483	—
Hungary	33,101,380	—	33,101,380	—
India	1,028,054,693	24,573,084	1,003,481,609	—
Indonesia	98,993,928	52,893,817	46,100,111	—
Malaysia	32,820,559	—	32,820,559	—
Mexico	162,028,964	162,028,964	—	—
Peru	53,321,929	53,321,929	—	—
Poland	149,598,762	—	149,598,762	—
Qatar	23,712,425	—	23,712,425	—
Russia	—	—	—	—
Saudi Arabia	69,193,485	—	69,193,485	—
South Africa	199,765,837	105,499,558	94,266,279	—
South Korea	774,132,405	—	774,132,405	—
Taiwan	1,301,851,760	—	1,301,851,760	—
Turkey	13,419,480	13,419,480	—	—
United Arab Emirates	42,097,589	42,097,589	—	—
United States	30,663,126	30,663,126	—	—
Short-Term Investments	15,946,681	15,946,681	—	—
Total	$ 6,156,159,294	$ 1,275,621,794	$ 4,880,537,500	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
23

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4%
	Argentina - 0.2%
$ 42,000	YPF SA 9.50%, 01/17/2031(1)	$ 43,194
	Brazil - 7.0%
200,000	3R Lux SARL 9.75%, 02/05/2031(1)	212,240
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	210,987
200,000	Braskem Netherlands Finance BV 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 yr. USD CMT + 8.22% thereafter)(2)(3)	201,333
165,630	Guara Norte SARL 5.20%, 06/15/2034(1)	153,894
187,159	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(1)	173,188
200,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	210,901
200,000	Raizen Fuels Finance SA 6.45%, 03/05/2034(1)	207,023
179,024	Samarco Mineracao SA 9.00%, 06/30/2031(1)(4)	165,869
200,000	Simpar Europe SA 5.20%, 01/26/2031(1)	162,982
42,000	Vale Overseas Ltd. 6.40%, 06/28/2054	41,807
		1,740,224
	Chile - 0.8%
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(1)(2)(5)	207,325
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)(6)	172,076
	Colombia - 1.3%
	Ecopetrol SA
40,000	8.38%, 01/19/2036	39,803
49,000	8.63%, 01/19/2029	51,984
52,000	8.88%, 01/13/2033	54,321
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(1)	167,926
		314,034
	Ghana - 0.8%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	196,077
	Hong Kong - 1.0%
250,000	Bank of East Asia Ltd. 6.75%, 03/15/2027, (6.75% fixed rate until 03/15/2026; 1 yr. USD CMT + 2.10% thereafter)(2)(3)	253,492
	Hungary - 1.7%
200,000	MVM Energetika Zrt 6.50%, 03/13/2031(3)	204,065
200,000	OTP Bank Nyrt 7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(2)(3)	205,444
		409,509
	India - 0.8%
200,000	Diamond II Ltd. 7.95%, 07/28/2026(1)(6)	202,931
	Israel - 1.2%
75,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(3)	72,078
200,000	Teva Pharmaceutical Finance Netherlands III BV 7.88%, 09/15/2029	215,942
		288,020
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4% - (continued)
	Kazakhstan - 0.8%
$ 200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	$ 188,355
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	203,978
	Macau - 1.5%
200,000	Sands China Ltd. 5.40%, 08/08/2028(7)	197,129
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	178,201
		375,330
	Mexico - 9.4%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(5)	199,988
200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(2)	211,222
200,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(1)	207,951
200,000	Cemex SAB de CV 9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(1)(2)(5)	215,746
1,148,000	Petroleos Mexicanos 10.00%, 02/07/2033	1,170,198
184,102	Tierra Mojada Luxembourg II SARL 5.75%, 12/01/2040(1)	169,097
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	162,374
		2,336,576
	Morocco - 0.8%
200,000	OCP SA 6.75%, 05/02/2034(1)	208,459
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(1)	162,400
	Peru - 0.6%
200,000	Petroleos del Peru SA 4.75%, 06/19/2032(1)	149,979
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(8)(9)	—
	Saudi Arabia - 0.8%
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	199,792
	South Africa - 1.6%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	199,945
200,000	Sasol Financing USA LLC 8.75%, 05/03/2029(1)	207,135
		407,080
	South Korea - 3.3%
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(3)	204,339
200,000	POSCO 5.75%, 01/17/2028(1)	204,244
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	202,945
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)(6)	207,453
		818,981

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.4% - (continued)
	Thailand - 0.7%
$ 200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(2)	$ 180,914
	Turkey - 3.3%
200,000	Limak Cimento Sanayi ve Ticaret AS 9.75%, 07/25/2029(1)	200,000
200,000	Pegasus Hava Tasimaciligi AS 9.25%, 04/30/2026(1)	204,365
200,000	Sisecam U.K. PLC 8.25%, 05/02/2029(1)	203,392
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(2)	200,490
		808,247
	United Kingdom - 0.8%
200,000	CK Hutchison International 23 Ltd. 4.88%, 04/21/2033(3)	198,000
	Zambia - 0.8%
200,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	199,008
	Total Corporate Bonds (cost $10,309,961)	$ 10,263,981
FOREIGN GOVERNMENT OBLIGATIONS - 53.8%
	Bahamas - 0.8%
200,000	Bahamas Government International Bonds 8.95%, 10/15/2032(1)	$ 197,500
	Brazil - 2.4%
	Brazil Notas do Tesouro Nacional
BRL 1,300,000	10.00%, 01/01/2027	221,712
1,472,000	10.00%, 01/01/2029	244,282
749,000	10.00%, 01/01/2031	121,428
		587,422
	Cameroon - 0.4%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(1)	93,209
	Chile - 0.9%
$ 230,000	Chile Government International Bonds 4.95%, 01/05/2036	224,143
	Colombia - 3.6%
	Colombia Government International Bonds
290,000	8.00%, 04/20/2033	304,287
230,000	8.00%, 11/14/2035	239,803
	Colombia TES
COP 230,300,000	7.00%, 03/26/2031	47,879
559,800,000	7.00%, 06/30/2032	112,742
312,600,000	7.25%, 10/18/2034	60,495
208,500,000	7.75%, 09/18/2030	46,152
236,900,000	9.25%, 05/28/2042	48,161
147,400,000	13.25%, 02/09/2033	41,400
		900,919
	Czech Republic - 1.4%
	Czech Republic Government Bonds
CZK 1,720,000	2.50%, 08/25/2028(3)	70,278
3,240,000	2.75%, 07/23/2029	132,921
1,410,000	4.20%, 12/04/2036(3)	61,897
1,830,000	4.50%, 11/11/2032	82,041
		347,137
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.8% - (continued)
	Dominican Republic - 2.4%
	Dominican Republic International Bonds
$ 190,000	6.00%, 02/22/2033(1)	$ 187,696
120,000	6.85%, 01/27/2045(1)	120,477
DOP 8,000,000	10.75%, 06/01/2036(1)	137,682
8,000,000	13.63%, 02/03/2033(3)	158,413
		604,268
	Ecuador - 1.9%
$ 894,000	Ecuador Government International Bonds 5.50%, 07/31/2035(1)(7)	472,170
	Egypt - 3.5%
	Egypt Government International Bonds
200,000	7.30%, 09/30/2033(1)	161,000
200,000	7.60%, 03/01/2029(1)	186,000
200,000	8.50%, 01/31/2047(1)	150,590
	Egypt Treasury Bills
EGP 12,000,000	24.49%, 02/11/2025(10)	216,836
8,350,000	24.76%, 03/04/2025(10)	148,891
		863,317
	El Salvador - 0.4%
	El Salvador Government International Bonds
$ 60,000	6.38%, 01/18/2027(1)	54,740
60,000	8.63%, 02/28/2029(1)	54,747
		109,487
	Guatemala - 0.8%
200,000	Guatemala Government Bonds 7.05%, 10/04/2032(1)	211,553
	Hungary - 0.6%
	Hungary Government Bonds
HUF 38,980,000	3.00%, 10/27/2038	73,201
26,020,000	4.75%, 11/24/2032	64,799
7,850,000	6.75%, 10/22/2028	22,171
		160,171
	Indonesia - 3.2%
	Indonesia Treasury Bonds
IDR 776,000,000	6.13%, 05/15/2028	46,771
927,000,000	7.00%, 05/15/2027	57,570
2,985,000,000	7.00%, 09/15/2030	185,464
854,000,000	7.50%, 08/15/2032	54,619
2,243,000,000	7.50%, 05/15/2038	142,763
745,000,000	7.50%, 04/15/2040	47,581
141,000,000	8.25%, 05/15/2036	9,526
1,589,000,000	8.75%, 05/15/2031	107,254
2,268,000,000	9.00%, 03/15/2029	151,604
		803,152
	Ivory Coast - 2.4%
	Ivory Coast Government International Bonds
$ 200,000	6.13%, 06/15/2033(1)	177,564
200,000	7.63%, 01/30/2033(3)	194,570
220,000	8.25%, 01/30/2037(1)	212,911
		585,045
	Malaysia - 1.9%
	Malaysia Government Bonds
MYR 300,000	3.76%, 05/22/2040	63,751
917,000	3.89%, 08/15/2029	202,644
360,000	4.46%, 03/31/2053	82,226

25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.8% - (continued)
	Malaysia - 1.9% - (continued)
MYR 290,000	4.64%, 11/07/2033	$ 67,591
200,000	4.70%, 10/15/2042	47,397
		463,609
	Mexico - 2.3%
	Mexico Bonos
MXN 900,000	5.75%, 03/05/2026	44,945
600,000	7.00%, 09/03/2026	30,136
1,920,000	7.75%, 05/29/2031	92,809
1,240,000	7.75%, 11/23/2034	57,846
1,700,000	7.75%, 11/13/2042	74,099
900,000	8.00%, 11/07/2047	39,693
1,000,000	8.00%, 07/31/2053	43,566
590,000	8.50%, 05/31/2029	30,150
1,550,000	8.50%, 11/18/2038	74,270
1,500,000	10.00%, 11/20/2036	81,835
		569,349
	Nigeria - 0.9%
$ 250,000	Nigeria Government International Bonds 6.13%, 09/28/2028(1)	219,375
	Oman - 0.8%
200,000	Oman Government International Bonds 6.50%, 03/08/2047(3)	203,234
	Pakistan - 1.3%
	Pakistan Government International Bonds
300,000	7.38%, 04/08/2031(1)	238,125
100,000	7.88%, 03/31/2036(1)	74,875
		313,000
	Panama - 1.1%
270,000	Panama Government International Bonds 6.70%, 01/26/2036	268,865
	Paraguay - 1.0%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	196,893
PYG 347,000,000	7.90%, 02/09/2031(1)	47,408
		244,301
	Peru - 0.6%
	Peru Government Bonds
PEN 110,000	6.90%, 08/12/2037	28,594
355,000	6.95%, 08/12/2031	98,113
70,000	7.30%, 08/12/2033(3)	19,365
		146,072
	Philippines - 0.8%
$ 200,000	Philippines Government International Bonds 5.60%, 05/14/2049	205,124
	Poland - 1.9%
	Republic of Poland Government Bonds
PLN 100,000	2.50%, 07/25/2026	24,085
570,000	2.75%, 04/25/2028	132,577
530,000	2.75%, 10/25/2029	119,185
310,000	3.75%, 05/25/2027	75,598
350,000	6.00%, 10/25/2033	92,397
$ 40,000	Republic of Poland Government International Bonds 5.13%, 09/18/2034	40,104
		483,946
	Romania - 1.5%
	Romania Government Bonds
RON 50,000	4.85%, 04/22/2026	10,684
640,000	5.00%, 02/12/2029	131,933
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.8% - (continued)
	Romania - 1.5% - (continued)
RON 200,000	6.70%, 02/25/2032	$ 43,611
190,000	8.25%, 09/29/2032	45,284
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(1)	139,426
		370,938
	Saudi Arabia - 1.7%
	Saudi Government International Bonds
250,000	5.25%, 01/16/2050(1)	234,233
200,000	5.75%, 01/16/2054(1)	195,858
		430,091
	Senegal - 0.7%
200,000	Senegal Government International Bonds 6.25%, 05/23/2033(1)	169,779
	South Africa - 5.6%
	Republic of South Africa Government Bonds
ZAR 5,381,784	6.50%, 02/28/2041	188,765
1,520,291	8.50%, 01/31/2037	68,007
4,351,394	8.75%, 01/31/2044	186,384
1,170,000	8.75%, 02/28/2048	49,710
2,300,400	8.88%, 02/28/2035	109,977
5,483,401	9.00%, 01/31/2040	246,855
	Republic of South Africa Government International Bonds
$ 260,000	5.88%, 04/20/2032	246,168
110,000	6.25%, 03/08/2041	96,446
200,000	7.30%, 04/20/2052	185,000
		1,377,312
	Suriname - 0.5%
121,800	Suriname Government International Bonds 7.95%, 07/15/2033(1)(4)	117,537
	Thailand - 1.8%
	Thailand Government Bonds
THB 3,060,000	3.35%, 06/17/2033	91,089
2,840,000	3.40%, 06/17/2036	84,969
4,740,000	3.45%, 06/17/2043	140,363
2,990,000	3.65%, 06/20/2031	90,245
1,379,000	4.88%, 06/22/2029	43,161
		449,827
	Trinidad - 0.8%
$ 200,000	Trinidad & Tobago Government International Bonds 6.40%, 06/26/2034(1)	202,138
	Turkey - 3.7%
	Turkiye Government Bonds
TRY 14,560,000	12.60%, 10/01/2025	335,448
10,770,000	37.00%, 02/18/2026	318,699
$ 230,000	Turkiye Government International Bonds 9.38%, 03/14/2029	253,564
		907,711
	Ukraine - 0.2%
200,000	Ukraine Government International Bonds 7.38%, 09/25/2034(1)(8)	61,400
	Total Foreign Government Obligations (cost $13,404,185)	$ 13,363,101
	Total Long-Term Investments (cost $23,714,146)	$ 23,627,082

26

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.8%
	Securities Lending Collateral - 2.4%
93,327	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(11)		$ 93,327
311,090	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(11)		311,090
93,327	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(11)		93,327
93,327	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(11)		93,327
			591,071
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Bills - 0.4%
$ 100,000	5.26%, 10/17/2024(10)		98,897
	Total Short-Term Investments (cost $689,959)		$ 689,968
	Total Investments (cost $24,404,105)	98.0%	$ 24,317,050
	Other Assets and Liabilities	2.0%	485,871
	Net Assets	100.0%	$ 24,802,921
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $11,468,932, representing 46.2% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $2,046,508, representing 8.3% of net assets.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	7	09/19/2024	$ 782,688	$ 4,080
U.S. Treasury Ultra Bond Future	4	09/19/2024	511,875	8,679
Total futures contracts				$ 12,759

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,240,000	BRL	241,820	USD	UBS	08/12/2024	$ (22,878)
610,000	BRL	112,383	USD	CBK	10/15/2024	(5,431)
27,490,000	CLP	29,335	USD	UBS	08/07/2024	(151)
112,380,000	CLP	121,361	USD	UBS	08/09/2024	(2,056)
148,940,000	CLP	161,321	USD	CBK	10/15/2024	(3,292)
2,680,000	CNY	377,066	USD	CBK	08/30/2024	(4,864)
3,220,000	CNY	452,788	USD	CBK	11/04/2024	(2,128)
1,130,000	CZK	48,624	USD	JPM	08/12/2024	(496)
840,000	CZK	36,895	USD	BOA	08/12/2024	(1,119)
3,740,000	CZK	161,130	USD	UBS	10/15/2024	(1,500)
27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,950,000	EGP	125,169	USD	UBS	03/13/2025	$ 7,100
320,000	EUR	344,933	USD	UBS	09/12/2024	2,091
25,520,000	HUF	70,367	USD	SSG	08/12/2024	(305)
6,290,000	HUF	17,642	USD	BOA	08/12/2024	(373)
4,580,000	HUF	12,516	USD	JPM	10/15/2024	35
23,350,000	HUF	64,516	USD	MSC	10/15/2024	(526)
1,618,510,000	IDR	99,216	USD	JPM	11/04/2024	(21)
681,000	MXN	39,957	USD	JPM	08/12/2024	(3,475)
2,250,000	MXN	130,915	USD	SSG	08/12/2024	(10,383)
1,360,000	MXN	75,454	USD	MSC	10/15/2024	(3,333)
2,900,000	MXN	160,974	USD	SSG	10/15/2024	(7,186)
740,000	MYR	158,230	USD	MSC	08/30/2024	3,191
970,000	MYR	212,626	USD	MSC	11/04/2024	(100)
181,690,000	NGN	119,063	USD	CBK	09/24/2024	(10,604)
120,000	PLN	30,530	USD	JPM	08/16/2024	(261)
830,000	PLN	212,283	USD	SSG	10/15/2024	(3,099)
110,000	RON	23,977	USD	UBS	08/16/2024	(55)
450,000	RON	98,458	USD	UBS	10/15/2024	(651)
11,480,000	THB	324,890	USD	CBK	11/04/2024	(363)
811,000	TRY	21,508	USD	UBS	09/30/2024	1,382
126,028	USD	686,600	BRL	CBK	08/12/2024	4,798
102,438	USD	553,400	BRL	UBS	08/12/2024	4,726
106,296	USD	610,000	BRL	MSC	10/15/2024	(656)
30,345	USD	27,490,000	CLP	CBK	08/07/2024	1,161
124,047	USD	112,380,000	CLP	CBK	08/09/2024	4,742
86,055	USD	1,970,000	CZK	JPM	08/12/2024	2,152
134,638	USD	6,950,000	EGP	UBS	03/13/2025	2,369
345,191	USD	320,000	EUR	CBK	09/12/2024	(1,834)
12,319	USD	4,500,000	HUF	JPM	08/12/2024	(35)
74,091	USD	27,310,000	HUF	SSG	08/12/2024	(885)
156,911	USD	2,931,000	MXN	JPM	08/12/2024	(103)
227,184	USD	4,260,000	MXN	SSG	10/15/2024	1,275
114,270	USD	181,690,000	NGN	CBK	09/24/2024	5,812
29,834	USD	120,000	PLN	SSG	08/16/2024	(436)
23,786	USD	110,000	RON	MSC	08/16/2024	(137)
19,956	USD	811,000	TRY	UBS	09/30/2024	(2,934)
Total foreign currency contracts						$ (50,836)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
28

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 10,263,981	$ —	$ 10,263,981	$ —
Foreign Government Obligations	13,363,101	—	13,363,101	—
Short-Term Investments	689,968	591,071	98,897	—
Foreign Currency Contracts(2)	40,834	—	40,834	—
Futures Contracts(2)	12,759	12,759	—	—
Total	$ 24,370,643	$ 603,830	$ 23,766,813	$ —
Liabilities
Foreign Currency Contracts(2)	$ (91,670)	$ —	$ (91,670)	$ —
Total	$ (91,670)	$ —	$ (91,670)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
29

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.8%
	Australia - 1.5%
7,521	Rio Tinto PLC	$ 489,112
	Austria - 1.3%
9,858	OMV AG	412,460
	Belgium - 1.6%
10,642	Ageas SA	508,062
	China - 3.4%
50,400	Alibaba Group Holding Ltd.	495,948
245,500	Anhui Conch Cement Co. Ltd. Class H	598,586
		1,094,534
	France - 8.5%
14,156	AXA SA	497,014
7,986	BNP Paribas SA	547,150
35,556	Carrefour SA	530,397
59,813	Orange SA	663,761
10,007	Renault SA	484,961
		2,723,283
	Germany - 9.0%
1,097	Allianz SE	308,987
12,062	BASF SE	561,572
14,561	Continental AG	892,645
8,233	Covestro AG*(1)	484,667
30,592	Evonik Industries AG	619,540
		2,867,411
	Italy - 3.1%
31,847	Eni SpA	509,545
11,845	UniCredit SpA	486,530
		996,075
	Japan - 11.6%
14,200	Bridgestone Corp.	578,986
32,000	Dentsu Group, Inc.	846,183
14,600	KDDI Corp.	439,314
38,100	Medipal Holdings Corp.	687,715
40,600	Nippon Television Holdings, Inc.	650,253
62,200	Panasonic Holdings Corp.	509,491
		3,711,942
	Mexico - 0.8%
7,585	Ternium SA ADR	263,048
	Netherlands - 1.0%
18,420	ABN AMRO Bank NV(1)	321,555
	South Africa - 2.5%
25,965	Anglo American PLC	787,163
	South Korea - 5.1%
13,053	KB Financial Group, Inc.	843,825
17,743	Shinhan Financial Group Co. Ltd.	780,354
		1,624,179
	Spain - 1.5%
34,303	Repsol SA	489,261
	Switzerland - 4.0%
15,091	Adecco Group AG	513,672
3,616	Swatch Group AG	744,733
		1,258,405
	Taiwan - 1.3%
69,000	Hon Hai Precision Industry Co. Ltd.	423,309
	United Kingdom - 26.3%
346,184	Barclays PLC	1,035,196
Shares or Principal Amount			Market Value†
COMMON STOCKS - 92.8% - (continued)
	United Kingdom - 26.3% - (continued)
18,110	British American Tobacco PLC		$ 642,562
127,954	British Land Co. PLC REIT		678,194
554,224	BT Group PLC		1,005,086
35,044	HSBC Holdings PLC		318,694
20,118	Imperial Brands PLC		554,489
150,678	NatWest Group PLC		714,889
65,663	Standard Chartered PLC		648,638
162,525	Taylor Wimpey PLC		333,205
243,914	Tesco PLC		1,040,164
687,496	Vodafone Group PLC		643,324
78,830	WPP PLC		760,400
			8,374,841
	United States - 10.3%
50,882	GSK PLC		988,066
3,093	Roche Holding AG		1,001,388
9,491	Sanofi SA		978,451
2,433	Swiss Re AG		299,948
			3,267,853
	Total Common Stocks (cost $27,604,712)		$ 29,612,493
PREFERRED STOCKS - 3.7%
	Brazil - 0.7%
34,127	Petroleo Brasileiro SA (Preference Shares)(2)		$ 225,718
	Germany - 3.0%
11,068	Henkel AG & Co. KGaA (Preference Shares)(2)		946,776
	Total Preferred Stocks (cost $1,107,971)		$ 1,172,494
	Total Long-Term Investments (cost $28,712,683)		$ 30,784,987
	Total Investments (cost $28,712,683)	96.5%	$ 30,784,987
	Other Assets and Liabilities	3.5%	1,110,689
	Net Assets	100.0%	$ 31,895,676
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

30

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $806,222, representing 2.5% of net assets.
(2)	Currently no rate available.

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
569,871,000	JPY	3,638,977	USD	UBS	08/28/2024	$ 181,971
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 489,112	$ —	$ 489,112	$ —
Austria	412,460	—	412,460	—
Belgium	508,062	—	508,062	—
China	1,094,534	—	1,094,534	—
France	2,723,283	—	2,723,283	—
Germany	2,867,411	—	2,867,411	—
Italy	996,075	—	996,075	—
Japan	3,711,942	—	3,711,942	—
Mexico	263,048	263,048	—	—
Netherlands	321,555	—	321,555	—
South Africa	787,163	—	787,163	—
South Korea	1,624,179	—	1,624,179	—
Spain	489,261	—	489,261	—
Switzerland	1,258,405	—	1,258,405	—
Taiwan	423,309	—	423,309	—
United Kingdom	8,374,841	—	8,374,841	—
United States	3,267,853	—	3,267,853	—
Preferred Stocks	1,172,494	225,718	946,776	—
Foreign Currency Contracts(2)	181,971	—	181,971	—
Total	$ 30,966,958	$ 488,766	$ 30,478,192	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Australia - 4.7%
241,635	Aristocrat Leisure Ltd.	$ 8,605,613
189,270	AUB Group Ltd.	3,999,403
643,626	BHP Group Ltd.	17,876,676
203,507	BHP Group Ltd. Class DI	5,618,439
776,944	Brambles Ltd.	7,920,690
277,123	BWP Trust REIT	650,057
507,392	Challenger Ltd.	2,338,540
438,378	Computershare Ltd.	7,906,588
887,912	Dexus REIT	4,093,768
154,068	JB Hi-Fi Ltd.	7,034,538
60,632	Nick Scali Ltd.	624,809
128,134	OceanaGold Corp.	315,544
586,188	Origin Energy Ltd.	4,022,112
392,456	Perseus Mining Ltd.	653,904
676,873	Qantas Airways Ltd.*	2,867,547
1,145,203	Regis Resources Ltd.*	1,263,572
125,422	Rio Tinto Ltd.	9,637,690
186,831	Rio Tinto PLC	12,150,161
111,429	SmartGroup Corp. Ltd.	630,604
142,373	Steadfast Group Ltd.	604,357
1,183,548	Vicinity Ltd. REIT	1,641,107
277,730	Westgold Resources Ltd.	477,155
		100,932,874
	Austria - 0.6%
30,820	ANDRITZ AG	1,974,338
107,117	Erste Group Bank AG	5,571,825
116,813	OMV AG	4,887,467
72,236	Telekom Austria AG	669,199
		13,102,829
	Belgium - 0.5%
100,840	KBC Group NV	7,799,562
4,706	Melexis NV	410,256
61,617	Solvay SA	2,169,197
		10,379,015
	Brazil - 0.8%
164,181	Alupar Investimento SA	894,031
444,300	Cia de Saneamento de Minas Gerais Copasa MG	1,725,780
2,022,897	Cia Energetica de Minas Gerais ADR	3,843,504
99,538	ERO Copper Corp.*	1,946,566
413,100	Porto Seguro SA	2,234,888
1,696,000	Santos Brasil Participacoes SA	3,931,041
487,300	TIM SA	1,506,834
		16,082,644
	Burkina Faso - 0.1%
106,312	Endeavour Mining PLC	2,374,746
	Canada - 5.0%
71,758	ARC Resources Ltd.	1,241,661
44,108	Aritzia, Inc.*	1,447,850
492,933	B2Gold Corp.	1,478,103
188,305	Bank of Nova Scotia	8,792,977
138,739	Canadian Natural Resources Ltd.	4,925,930
56,390	Celestica, Inc.*	2,957,447
38,182	Centerra Gold, Inc.	256,086
32,450	Dundee Precious Metals, Inc.	274,285
21,856	Finning International, Inc.	626,402
17,284	George Weston Ltd.	2,676,757
44,419	iA Financial Corp., Inc.	3,003,627
43,631	Imperial Oil Ltd.	3,125,732
40,693	K92 Mining, Inc.*	232,843
61,569	Loblaw Cos. Ltd.	7,592,165
20,053	Lundin Gold, Inc.	347,131
25,544	Magna International, Inc.	1,133,583
40,691	Martinrea International, Inc.	335,395
165,520	Pembina Pipeline Corp.	6,415,076
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Canada - 5.0% - (continued)
67,919	Restaurant Brands International, Inc.	$ 4,755,535
86,882	Rogers Communications, Inc. Class B	3,359,744
200,288	Royal Bank of Canada	22,381,076
25,329	Stella-Jones, Inc.	1,704,133
240,365	Suncor Energy, Inc.	9,599,628
15,470	Torex Gold Resources, Inc.*	245,275
43,013	Toromont Industries Ltd.	4,000,195
247,914	Toronto-Dominion Bank	14,639,792
		107,548,428
	China - 5.7%
2,259,400	Alibaba Group Holding Ltd.	22,232,999
260,000	Anhui Expressway Co. Ltd. Class H(1)	314,482
10,496	Atour Lifestyle Holdings Ltd. ADR	175,703
177,350	Baidu, Inc. Class A*	1,966,386
15,077,000	Bank of China Ltd. Class H	6,713,608
939,000	BOC Hong Kong Holdings Ltd.	2,731,853
14,946,000	China Construction Bank Corp. Class H	10,436,579
1,158,000	China Merchants Bank Co. Ltd. Class H	4,799,708
1,738,400	China Pacific Insurance Group Co. Ltd. Class H	4,620,695
33,734,000	China Tower Corp. Ltd. Class H(2)	4,139,111
112,400	Gree Electric Appliances, Inc. of Zhuhai Class A	622,502
1,021,000	Greentown Management Holdings Co. Ltd.(2)	583,374
128,900	Hexing Electrical Co. Ltd. Class A	754,631
12,134,000	Industrial & Commercial Bank of China Ltd. Class H	6,722,016
232,600	JD.com, Inc. Class A	3,066,970
106,000	Jiangsu King's Luck Brewery JSC Ltd. Class A	648,086
567,000	Kuaishou Technology*(2)	3,175,593
3,600	Kweichow Moutai Co. Ltd. Class A	707,752
341,900	Meituan Class B*(2)	4,734,172
217,700	NetEase, Inc.	4,015,167
46,891	PDD Holdings, Inc. ADR*	6,043,781
5,316,000	PetroChina Co. Ltd. Class H	4,616,276
1,483,000	Ping An Insurance Group Co. of China Ltd. Class H	6,440,104
521,800	Sailun Group Co. Ltd. Class A	952,747
231,000	SITC International Holdings Co. Ltd.	515,541
92,300	Tencent Holdings Ltd.	4,259,318
46,100	Tencent Music Entertainment Group ADR	653,698
59,400	Trip.com Group Ltd.*	2,535,886
292,865	Vipshop Holdings Ltd. ADR	3,994,679
3,462,600	Yangzijiang Shipbuilding Holdings Ltd.	6,981,503
639,017	Yutong Bus Co. Ltd. Class A	1,981,460
1,262,000	Zhejiang Expressway Co. Ltd. Class H	828,146
		122,964,526
	Denmark - 0.6%
2,172	AP Moller - Maersk AS Class B	3,593,222
107,130	Danske Bank AS	3,276,302
165,596	H Lundbeck AS	1,036,026
63,604	ISS AS	1,162,589
22,073	Pandora AS	3,460,016
		12,528,155
	Egypt - 0.1%
1,221,186	Centamin PLC	1,994,543
	Finland - 0.9%
14,689	Cargotec OYJ Class B	748,737
68,845	Elisa OYJ	3,205,521
163,082	Kone OYJ Class B	8,327,713
41,648	Konecranes OYJ	2,909,250
253,423	Nordea Bank Abp	2,967,634
161,885	Stora Enso OYJ Class R	2,023,743
		20,182,598
	France - 6.1%
27,264	Accor SA	1,049,204

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	France - 6.1% - (continued)
318,889	AXA SA	$ 11,196,130
170,850	BNP Paribas SA	11,705,569
345,765	Bureau Veritas SA	10,818,713
75,596	Cie de Saint-Gobain SA	6,485,058
125,374	Cie Generale des Etablissements Michelin SCA	4,963,411
50,624	Eiffage SA	5,038,187
49,668	Elis SA	1,148,589
206,575	Engie SA	3,247,392
22,832	Gaztransport Et Technigaz SA	3,364,182
72,675	Ipsen SA	8,159,960
27,289	IPSOS SA	1,684,200
177,277	La Francaise des Jeux SAEM(2)	6,878,122
67,805	Legrand SA	7,326,121
226,087	Metropole Television SA	2,951,123
62,976	Publicis Groupe SA*	6,574,470
35,998	Rubis SCA	1,127,436
127,038	Societe Generale SA	3,294,980
366,592	TotalEnergies SE	24,732,602
3,547	Trigano SA	415,897
15,364	Unibail-Rodamco-Westfield REIT*	1,148,939
66,163	Vinci SA	7,550,385
		130,860,670
	Germany - 4.6%
67,028	Allianz SE	18,879,468
31,694	Aurubis AG(1)	2,471,664
26,146	Bayerische Motoren Werke AG	2,425,019
77,221	Daimler Truck Holding AG	2,981,421
425,108	Deutsche Bank AG	6,617,008
10,274	Deutsche Boerse AG	2,103,791
526,236	Deutsche Telekom AG	13,765,009
578,515	E.ON SE	8,112,585
35,418	Heidelberg Materials AG	3,689,818
37,733	Ionos SE*	996,799
4,967	Krones AG	672,005
79,996	Mercedes-Benz Group AG	5,288,089
24,724	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,177,182
71,537	Siemens AG	13,098,209
51,135	Talanx AG	3,884,798
38,166	Traton SE	1,204,124
		98,366,989
	Greece - 1.3%
1,876,789	Eurobank Ergasias Services & Holdings SA Class A	4,300,229
215,943	Hellenic Telecommunications Organization SA	3,547,889
264,773	Jumbo SA	7,094,992
604,771	National Bank of Greece SA	5,308,103
298,715	OPAP SA	5,208,110
675,412	Piraeus Financial Holdings SA	2,853,586
		28,312,909
	Guatemala - 0.0%
14,261	Millicom International Cellular SA SDR*	355,023
	Hong Kong - 0.3%
169,803	CK Asset Holdings Ltd.	648,829
652,000	Sino Land Co. Ltd.	674,401
83,500	Sun Hung Kai Properties Ltd.	722,987
269,000	Swire Pacific Ltd. Class A	2,320,603
674,400	Swire Properties Ltd.	1,065,099
549,000	Wharf Real Estate Investment Co. Ltd.	1,349,672
1,242,000	Youyuan International Holdings Ltd.*(1)(3)	—
		6,781,591
	Hungary - 0.7%
180,089	Magyar Telekom Telecommunications PLC	539,364
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Hungary - 0.7% - (continued)
115,954	OTP Bank Nyrt	$ 5,943,982
294,850	Richter Gedeon Nyrt	8,405,716
		14,889,062
	India - 1.9%
399,591	Axis Bank Ltd.	5,582,007
85,101	Great Eastern Shipping Co. Ltd.	1,413,650
327,780	Hindalco Industries Ltd.	2,629,293
229,344	ICICI Bank Ltd.	3,343,024
114,206	IndusInd Bank Ltd.	1,952,043
113,934	InterGlobe Aviation Ltd.*(2)	6,092,739
102,307	Mahanagar Gas Ltd.(4)	2,288,126
259,050	NCC Ltd.	1,112,645
1,582,745	Oil & Natural Gas Corp. Ltd.	6,323,030
1,342,735	Power Grid Corp. of India Ltd.	5,592,744
331,445	REC Ltd.	2,560,310
177,276	Sun TV Network Ltd.	1,909,734
		40,799,345
	Indonesia - 0.4%
14,628,200	Bank Mandiri Persero Tbk. PT	5,769,204
4,449,600	Bank Negara Indonesia Persero Tbk. PT	1,362,792
12,322,300	Perusahaan Gas Negara Tbk. PT	1,213,568
		8,345,564
	Ireland - 0.3%
1,137,596	AIB Group PLC	6,525,347
	Italy - 4.7%
1,778,874	A2A SpA	3,767,780
420,351	Assicurazioni Generali SpA	10,879,950
139,887	Azimut Holding SpA	3,504,986
417,876	Banca Monte dei Paschi di Siena SpA	2,280,290
353,989	BPER Banca SpA	2,071,201
93,346	Buzzi SpA	3,659,540
98,943	Coca-Cola HBC AG	3,610,421
1,155,885	Enel SpA	8,252,064
391,992	Eni SpA	6,271,790
140,001	FinecoBank Banca Fineco SpA	2,376,687
661,902	Hera SpA	2,421,896
2,156,721	Intesa Sanpaolo SpA	8,758,082
1,044,268	Italgas SpA	5,583,872
242,970	Maire SpA	1,927,913
184,595	Mediobanca Banca di Credito Finanziario SpA	2,996,575
552,842	Poste Italiane SpA(2)	7,484,123
69,115	Prysmian SpA	4,751,276
175,904	Recordati Industria Chimica e Farmaceutica SpA	9,576,771
501,424	Terna - Rete Elettrica Nazionale	4,175,485
161,584	UniCredit SpA	6,637,014
		100,987,716
	Japan - 15.3%
53,400	Aisan Industry Co. Ltd.	539,186
31,600	Artience Co. Ltd.	668,217
164,700	Asahi Group Holdings Ltd.	6,063,131
73,100	BIPROGY, Inc.	2,395,380
469,400	Chubu Electric Power Co., Inc.	5,918,439
181,100	Daido Steel Co. Ltd.	1,811,998
195,100	Dai-ichi Life Holdings, Inc.	5,948,657
44,800	Dexerials Corp.	2,150,789
45,300	Dowa Holdings Co. Ltd.	1,662,518
340,100	Ebara Corp.	4,870,406
375,700	ENEOS Holdings, Inc.	1,968,495
27,000	Exedy Corp.	573,281
99,800	FCC Co. Ltd.	1,556,924
222,400	Fuji Media Holdings, Inc.	2,787,690
211,000	FUJIFILM Holdings Corp.	5,042,422
28,000	G-Tekt Corp.	339,600
391,100	Honda Motor Co. Ltd.	4,178,736

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 15.3% - (continued)
69,700	Horiba Ltd.	$ 5,516,422
728,500	Inpex Corp.	11,249,122
184,100	Isuzu Motors Ltd.	2,490,344
245,400	ITOCHU Corp.(1)	12,584,953
77,600	Japan Petroleum Exploration Co. Ltd.	3,199,656
281,600	Japan Post Bank Co. Ltd.	2,930,377
269,100	JFE Holdings, Inc.	3,941,873
299,500	Kakaku.com, Inc.	4,186,856
25,400	Kaneka Corp.	718,157
305,400	Kansai Electric Power Co., Inc.	5,227,163
508,200	Kirin Holdings Co. Ltd.	7,184,714
256,800	Kobe Steel Ltd.	3,205,464
228,000	Komatsu Ltd.	6,481,487
120,800	Kyushu Electric Power Co., Inc.	1,275,112
209,000	Marubeni Corp.	3,933,330
212,400	Mazda Motor Corp.	1,832,038
182,500	MEITEC Group Holdings, Inc.	4,120,863
133,600	Mitsubishi Materials Corp.	2,503,182
1,013,900	Mitsubishi UFJ Financial Group, Inc.	11,710,900
203,000	Mitsui & Co. Ltd.	4,710,389
441,100	Mizuho Financial Group, Inc.	10,083,610
278,800	MS&AD Insurance Group Holdings, Inc.	6,572,581
53,800	NEC Corp.	4,656,639
207,000	Nippon Steel Corp.	4,494,465
155,700	Nippon Television Holdings, Inc.	2,493,705
135,300	Nippon Yusen KK	4,359,891
177,100	Niterra Co. Ltd.	5,245,383
102,000	NSK Ltd.	534,776
829,200	Oji Holdings Corp.	3,531,528
255,100	Osaka Gas Co. Ltd.	5,773,970
19,000	Pacific Industrial Co. Ltd.	197,390
122,500	Press Kogyo Co. Ltd.	511,025
43,200	Sangetsu Corp.	859,488
442,200	Sankyo Co. Ltd.	4,910,177
230,900	Sanwa Holdings Corp.	4,945,932
20,400	SCREEN Holdings Co. Ltd.	1,728,690
217,900	SCSK Corp.	4,289,996
80,400	Sekisui House Ltd.(1)	2,014,528
185,200	Shikoku Electric Power Co., Inc.	1,615,207
390,900	Shizuoka Financial Group, Inc.	3,904,423
41,000	Sintokogio Ltd.	304,378
342,500	SoftBank Corp.	4,467,827
47,400	Sojitz Corp.	1,121,155
61,800	Stanley Electric Co. Ltd.	1,213,376
100,000	Subaru Corp.	1,922,650
147,200	Sugi Holdings Co. Ltd.	2,543,465
148,900	Sumitomo Corp.	3,699,799
235,800	Sumitomo Electric Industries Ltd.	3,566,962
89,500	Sumitomo Metal Mining Co. Ltd.	2,729,219
229,600	Sumitomo Mitsui Financial Group, Inc.	16,580,086
200,100	Sumitomo Rubber Industries Ltd.	2,084,949
114,100	Sundrug Co. Ltd.	3,168,597
232,000	Suntory Beverage & Food Ltd.	8,332,547
373,000	Suzuki Motor Corp.	4,286,584
38,300	Taiheiyo Cement Corp.	1,046,090
90,500	Takeuchi Manufacturing Co. Ltd.	2,894,862
16,800	Tamron Co. Ltd.	475,175
88,000	Toho Gas Co. Ltd.	2,717,994
366,100	Tohoku Electric Power Co., Inc.	3,112,826
135,200	Tokio Marine Holdings, Inc.	5,304,316
147,800	Tokyo Steel Manufacturing Co. Ltd.	1,880,325
18,500	Tokyo Tekko Co. Ltd.	623,958
261,500	Toyo Tire Corp.	4,266,594
161,500	Toyota Boshoku Corp.	2,176,321
601,400	Toyota Motor Corp.	11,553,348
243,000	Toyota Tsusho Corp.	4,858,304
46,000	Trend Micro, Inc.	2,204,894
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 15.3% - (continued)
14,000	Tsubakimoto Chain Co.	$ 605,434
203,500	USS Co. Ltd.	1,835,470
473,200	Yamaha Motor Co. Ltd.	4,406,427
37,500	Yamato Kogyo Co. Ltd.	1,981,750
		328,167,357
	Macau - 0.0%
619,600	MGM China Holdings Ltd.	904,030
	Malaysia - 0.7%
1,327,200	Bermaz Auto Bhd.	702,178
3,508,200	CIMB Group Holdings Bhd.	5,672,506
395,900	Hong Leong Bank Bhd.	1,662,262
8,942,200	My EG Services Bhd.	1,929,396
317,900	Petronas Gas Bhd.	1,260,104
928,100	Westports Holdings Bhd.	904,971
3,412,700	YTL Power International Bhd.	3,469,991
		15,601,408
	Mexico - 1.5%
506,400	Arca Continental SAB de CV	4,989,526
286,200	Banco del Bajio SA(2)	859,322
62,633	Coca-Cola Femsa SAB de CV ADR	5,663,902
1,460,200	Concentradora Fibra Danhos SA de CV REIT	1,606,682
69,700	El Puerto de Liverpool SAB de CV Class C1	493,710
22,943	Grupo Aeroportuario del Sureste SAB de CV ADR	6,894,142
36,300	Grupo Comercial Chedraui SA de CV	270,277
643,200	Grupo Financiero Banorte SAB de CV Class O	4,830,128
626,800	Grupo Mexico SAB de CV Class B	3,525,098
843,999	Kimberly-Clark de Mexico SAB de CV Class A	1,503,986
92,200	Qualitas Controladora SAB de CV	851,085
39,294	Ternium SA ADR	1,362,716
		32,850,574
	Netherlands - 1.8%
71,979	ABN AMRO Bank NV(2)	1,256,526
30,241	Euronext NV(2)	3,057,454
596,872	ING Groep NV	10,833,790
164,860	Koninklijke Ahold Delhaize NV	5,310,996
3,242,082	Koninklijke KPN NV	12,774,400
114,921	NN Group NV	5,767,214
		39,000,380
	Norway - 1.4%
216,601	Aker BP ASA	5,244,819
91,192	Aker Solutions ASA	435,090
262,412	DNB Bank ASA	5,421,442
424,454	Equinor ASA	11,239,625
62,400	Gjensidige Forsikring ASA	1,055,669
221,039	Hoegh Autoliners ASA	2,416,090
365,393	Orkla ASA	3,083,731
24,983	Stolt-Nielsen Ltd.	980,031
134,879	Wallenius Wilhelmsen ASA	1,254,139
		31,130,636
	Philippines - 0.3%
763,680	BDO Unibank, Inc.	1,796,400
561,980	International Container Terminal Services, Inc.	3,427,206
39,650	Manila Electric Co.	264,897
843,270	Metropolitan Bank & Trust Co.	992,286
		6,480,789
	Poland - 1.0%
411,780	Allegro.eu SA*(2)	3,782,619
97,731	Bank Polska Kasa Opieki SA	3,959,191
385,588	Powszechna Kasa Oszczednosci Bank Polski SA	5,730,387
253,730	Powszechny Zaklad Ubezpieczen SA	3,107,208
29,376	Santander Bank Polska SA	3,871,121
		20,450,526

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Portugal - 0.1%
2,532,877	Banco Comercial Portugues SA Class R	$ 1,067,741
118,346	Navigator Co. SA	480,181
		1,547,922
	Romania - 0.1%
274,473	NEPI Rockcastle NV	2,075,521
	Russia - 0.0%
19,959,800	RusHydro PJSC*(3)	—
	Singapore - 1.7%
154,987	BW LPG Ltd.(2)	2,518,578
76,560	DBS Group Holdings Ltd.	2,098,005
379,945	Hafnia Ltd.	3,010,472
1,050,400	Oversea-Chinese Banking Corp. Ltd.	11,691,629
1,186,300	Sembcorp Industries Ltd.	4,241,697
818,000	Singapore Telecommunications Ltd.	1,895,034
408,500	United Overseas Bank Ltd.	9,905,586
328,100	UOL Group Ltd.	1,325,628
		36,686,629
	South Africa - 1.1%
207,920	AVI Ltd.	1,116,556
1,113,448	FirstRand Ltd.	5,003,181
426,661	Gold Fields Ltd. ADR	7,321,503
551,277	Standard Bank Group Ltd.	6,719,021
546,600	Truworths International Ltd.	2,718,958
		22,879,219
	South Korea - 4.8%
18,293	Cosmax, Inc.	2,069,609
10,556	Coway Co. Ltd.	482,936
50,005	DB Insurance Co. Ltd.	4,040,262
38,557	GS Holdings Corp.	1,380,311
63,740	Hana Financial Group, Inc.	3,019,875
70,699	Hyundai Engineering & Construction Co. Ltd.	1,727,385
51,084	Hyundai Glovis Co. Ltd.	4,546,875
23,581	Hyundai Mobis Co. Ltd.	3,815,175
25,887	Hyundai Motor Co.	4,717,904
58,277	KB Financial Group, Inc.	3,767,379
87,051	Kia Corp.	7,143,112
15,771	Krafton, Inc.*	3,400,518
65,020	KT Corp.	1,893,473
44,451	LG Electronics, Inc.	3,384,973
476,085	Samsung Electronics Co. Ltd.	29,356,458
16,760	Samsung Fire & Marine Insurance Co. Ltd.	4,557,533
18,701	SFA Engineering Corp.	346,097
74,767	Shinhan Financial Group Co. Ltd.	3,288,321
104,071	SK Hynix, Inc.	14,926,226
22,497	SK Telecom Co. Ltd.	890,183
26,451	Soop Co. Ltd.	1,997,828
296,578	Woori Financial Group, Inc.	3,413,676
		104,166,109
	Spain - 3.9%
200,769	Acerinox SA	2,109,579
76,357	ACS Actividades de Construccion y Servicios SA	3,411,377
42,860	Aena SME SA(2)	8,143,342
75,280	Amadeus IT Group SA	4,958,003
114,169	Atresmedia Corp. de Medios de Comunicacion SA	577,231
1,105,486	Banco Bilbao Vizcaya Argentaria SA	11,586,833
2,874,355	Banco Santander SA	13,866,312
1,474,951	CaixaBank SA	8,602,265
46,060	CIE Automotive SA	1,345,385
53,894	Grupo Catalana Occidente SA	2,329,973
1,228,507	Iberdrola SA	16,226,358
125,603	Indra Sistemas SA	2,518,827
45,262	Industria de Diseno Textil SA	2,199,229
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Spain - 3.9% - (continued)
6,587	Laboratorios Farmaceuticos Rovi SA	$ 633,763
402,058	Repsol SA	5,734,521
		84,242,998
	Sweden - 1.5%
144,122	Assa Abloy AB Class B	4,389,134
82,686	Betsson AB	984,203
68,061	Billerud Aktiebolag	685,347
109,237	Boliden AB	3,340,751
138,429	Essity AB Class B	3,892,113
109,503	Securitas AB Class B	1,177,990
555,050	Skandinaviska Enskilda Banken AB Class A	8,536,385
102,189	SKF AB Class B	1,899,781
363,943	Telia Co. AB	1,057,754
253,956	Volvo AB Class B	6,481,148
		32,444,606
	Switzerland - 1.8%
3,853	BKW AG	696,975
254,433	Novartis AG	28,401,802
56,138	SGS SA	6,137,751
10,577	Swissquote Group Holding SA	3,373,506
		38,610,034
	Taiwan - 4.3%
229,000	Asustek Computer, Inc.	3,211,421
583,000	Catcher Technology Co. Ltd.	3,797,531
2,617,000	Cathay Financial Holding Co. Ltd.	5,011,089
129,000	Elite Material Co. Ltd.	1,752,898
135,000	Genius Electronic Optical Co. Ltd.	2,179,321
443,000	Getac Holdings Corp.	1,395,397
274,000	Gold Circuit Electronics Ltd.	1,866,568
2,381,000	Hon Hai Precision Industry Co. Ltd.	14,607,235
28,000	King Slide Works Co. Ltd.	968,178
44,000	Lotes Co. Ltd.	1,895,361
350,000	Makalot Industrial Co. Ltd.	4,797,218
301,000	MediaTek, Inc.	11,463,621
253,000	Nien Made Enterprise Co. Ltd.	3,072,687
54,000	Pegavision Corp.	692,237
691,000	Quanta Computer, Inc.	5,887,147
200,000	Realtek Semiconductor Corp.	3,154,992
813,000	Taiwan Semiconductor Manufacturing Co. Ltd.	23,716,258
235,000	Tong Yang Industry Co. Ltd.	668,559
272,000	Tripod Technology Corp.	1,669,276
24,000	Wiwynn Corp.	1,521,216
		93,328,210
	Thailand - 0.4%
1,077,600	Advanced Info Service PCL NVDR	7,082,457
341,200	Kasikornbank PCL NVDR	1,260,352
		8,342,809
	United Kingdom - 11.3%
63,937	4imprint Group PLC	4,992,492
200,900	AG Barr PLC	1,664,381
50,479	AJ Bell PLC	297,860
134,430	Associated British Foods PLC	4,291,712
135,939	AstraZeneca PLC	21,596,734
125,138	Balfour Beatty PLC	677,590
2,716,357	Barclays PLC	8,122,738
450,395	Barratt Developments PLC	3,047,774
633,055	Beazley PLC	5,564,240
31,897	Bellway PLC	1,171,191
546,401	Britvic PLC	8,922,913
132,769	Coca-Cola Europacific Partners PLC	9,794,369
290,423	Compass Group PLC	8,943,578
602,190	Direct Line Insurance Group PLC	1,460,939
122,329	Domino's Pizza Group PLC	508,660
181,914	Dunelm Group PLC	2,885,337

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	United Kingdom - 11.3% - (continued)
369,325	easyJet PLC	$ 2,139,593
213,039	Gamma Communications PLC	4,069,743
236,268	Hargreaves Lansdown PLC	3,356,443
27,341	Hill & Smith PLC	808,200
3,046,312	HSBC Holdings PLC	27,601,846
69,541	IG Group Holdings PLC	839,826
177,446	IMI PLC	4,322,037
70,863	InterContinental Hotels Group PLC	7,139,137
138,895	Intertek Group PLC	9,019,556
2,934,540	ITV PLC	3,019,044
25,328	Kainos Group PLC	357,513
9,776,162	Lloyds Banking Group PLC	7,468,497
486,966	Mitie Group PLC	758,735
1,201,621	MONY Group PLC	3,668,123
1,340,007	NatWest Group PLC	6,357,642
124,237	Next 15 Group PLC	1,362,351
80,441	Next PLC	9,401,920
105,631	Norcros PLC	318,595
87,324	Rathbones Group PLC	2,161,812
654,232	Rightmove PLC	4,860,846
148,774	Severn Trent PLC	4,918,418
232,413	Smiths Group PLC	5,338,331
335,847	SSE PLC	8,128,102
763,802	Standard Chartered PLC	7,545,054
133,548	Subsea 7 SA	2,568,798
1,219,761	Taylor Wimpey PLC	2,500,724
717,037	Tesco PLC	3,057,783
345,291	Unilever PLC	21,219,746
378,424	United Utilities Group PLC	5,029,114
125,681	Zigup PLC	686,059
		243,966,096
	United States - 5.9%
2,050,530	BP PLC	12,120,910
61,856	Genpact Ltd.	2,144,547
701,609	GSK PLC	13,624,392
95,580	Holcim AG	8,931,990
84,032	Roche Holding AG	27,206,149
254,994	Sanofi SA	26,287,962
746,312	Shell PLC	27,242,875
68,156	Swiss Re AG	8,402,499
161,484	TI Fluid Systems PLC(2)	273,477
		126,234,801
	Total Common Stocks (cost $1,802,888,465)	$ 2,113,425,228
PREFERRED STOCKS - 0.9%
	Brazil - 0.4%
946,900	Banco Bradesco SA (Preference Shares)(5)	$ 2,080,915
1,701,553	Cia De Sanena Do Parana (Preference Shares)(5)	1,666,611
785,800	Marcopolo SA (Preference Shares)(5)	843,296
538,900	Petroleo Brasileiro SA (Preference Shares)(5)	3,564,306
		8,155,128
	Germany - 0.5%
23,754	FUCHS SE (Preference Shares)(5)	1,032,138
106,650	Henkel AG & Co. KGaA (Preference Shares)(5)	9,123,029
249,376	Schaeffler AG (Preference Shares)(1)(5)	1,365,831
		11,520,998
	Total Preferred Stocks (cost $22,366,095)	$ 19,676,126
	Total Long-Term Investments (cost $1,825,254,560)	$ 2,133,101,354
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
387,177	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)		$ 387,177
1,290,589	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(6)		1,290,589
387,177	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(6)		387,177
387,177	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(6)		387,177
	Total Short-Term Investments (cost $2,452,120)		$ 2,452,120
	Total Investments (cost $1,827,706,680)	99.2%	$ 2,135,553,474
	Other Assets and Liabilities	0.8%	16,269,258
	Net Assets	100.0%	$ 2,151,822,732
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $52,978,552, representing 2.5% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $2,288,126, representing 0.1% of net assets.
(5)	Currently no rate available.
(6)	Current yield as of period end.

36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	41	09/20/2024	$ 4,898,885	$ 40,861
Total futures contracts				$ 40,861

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
24,257,300	EUR	26,396,248	USD	JPM	09/11/2024	$ (91,550)
15,198,000	GBP	19,636,781	USD	CBK	09/11/2024	(91,378)
57,170,385	USD	52,211,800	EUR	JPM	09/11/2024	551,733
18,995,364	USD	17,363,300	EUR	UBS	09/11/2024	166,542
19,816,008	USD	15,198,000	GBP	JPM	09/11/2024	270,605
Total foreign currency contracts						$ 805,952
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
37

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 100,932,874	$ 315,544	$ 100,617,330	$ —
Austria	13,102,829	669,199	12,433,630	—
Belgium	10,379,015	—	10,379,015	—
Brazil	16,082,644	16,082,644	—	—
Burkina Faso	2,374,746	—	2,374,746	—
Canada	107,548,428	107,548,428	—	—
China	122,964,526	11,936,974	111,027,552	—
Denmark	12,528,155	1,036,026	11,492,129	—
Egypt	1,994,543	—	1,994,543	—
Finland	20,182,598	—	20,182,598	—
France	130,860,670	—	130,860,670	—
Germany	98,366,989	—	98,366,989	—
Greece	28,312,909	17,611,205	10,701,704	—
Guatemala	355,023	—	355,023	—
Hong Kong	6,781,591	—	6,781,591	—
Hungary	14,889,062	8,405,716	6,483,346	—
India	40,799,345	—	40,799,345	—
Indonesia	8,345,564	—	8,345,564	—
Ireland	6,525,347	—	6,525,347	—
Italy	100,987,716	—	100,987,716	—
Japan	328,167,357	—	328,167,357	—
Macau	904,030	—	904,030	—
Malaysia	15,601,408	904,971	14,696,437	—
Mexico	32,850,574	32,850,574	—	—
Netherlands	39,000,380	—	39,000,380	—
Norway	31,130,636	980,031	30,150,605	—
Philippines	6,480,789	3,692,103	2,788,686	—
Poland	20,450,526	—	20,450,526	—
Portugal	1,547,922	—	1,547,922	—
Romania	2,075,521	2,075,521	—	—
Russia	—	—	—	—
Singapore	36,686,629	2,518,578	34,168,051	—
South Africa	22,879,219	7,321,503	15,557,716	—
South Korea	104,166,109	—	104,166,109	—
Spain	84,242,998	—	84,242,998	—
Sweden	32,444,606	—	32,444,606	—
Switzerland	38,610,034	—	38,610,034	—
Taiwan	93,328,210	—	93,328,210	—
Thailand	8,342,809	—	8,342,809	—
United Kingdom	243,966,096	17,318,161	226,647,935	—
United States	126,234,801	2,144,547	124,090,254	—
Preferred Stocks	19,676,126	8,155,128	11,520,998	—
Short-Term Investments	2,452,120	2,452,120	—	—
Foreign Currency Contracts(2)	988,880	—	988,880	—
Futures Contracts(2)	40,861	40,861	—	—
Total	$ 2,136,583,215	$ 244,059,834	$ 1,892,523,381	$ —
Liabilities
Foreign Currency Contracts(2)	$ (182,928)	$ —	$ (182,928)	$ —
Total	$ (182,928)	$ —	$ (182,928)	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2024 is not presented.
38

Hartford Schroders International Stock Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Australia - 1.9%
1,849,648	Rio Tinto PLC	$ 120,287,966
	Austria - 1.9%
2,339,878	Erste Group Bank AG	121,711,699
	Brazil - 3.2%
65,558	MercadoLibre, Inc.*	109,409,746
8,319,477	NU Holdings Ltd. Class A*	100,915,256
		210,325,002
	China - 4.1%
2,061,969	Contemporary Amperex Technology Co. Ltd. Class A	53,125,828
2,706,100	Tencent Holdings Ltd.	124,876,921
6,424,213	Tencent Music Entertainment Group ADR	91,095,340
		269,098,089
	Denmark - 5.1%
1,757,802	Novo Nordisk AS Class B	232,896,258
4,083,263	Vestas Wind Systems AS*	101,048,663
		333,944,921
	France - 3.6%
480,301	EssilorLuxottica SA	109,911,919
1,132,955	Legrand SA	122,412,287
		232,324,206
	Germany - 8.1%
3,112,512	Infineon Technologies AG	108,122,874
1,298,411	SAP SE	274,510,359
787,951	Siemens AG	144,271,451
		526,904,684
	Indonesia - 1.5%
154,402,700	Bank Central Asia Tbk. PT	97,569,972
	Italy - 1.7%
6,580,809	FinecoBank Banca Fineco SpA	111,717,245
	Japan - 13.1%
3,015,600	Bridgestone Corp.	122,957,000
210,600	Keyence Corp.	92,086,982
13,332,500	Mitsubishi UFJ Financial Group, Inc.	153,995,048
5,888,800	MS&AD Insurance Group Holdings, Inc.	138,825,727
1,944,100	Recruit Holdings Co. Ltd.	111,481,093
324,800	Shimano, Inc.	57,620,824
160,800	SMC Corp.	78,239,679
5,377,300	Terumo Corp.	96,406,114
		851,612,467
	Netherlands - 2.9%
203,762	ASML Holding NV	189,737,329
	Norway - 0.4%
1,220,629	DNB Bank ASA	25,218,241
	South Korea - 3.0%
3,123,010	Samsung Electronics Co. Ltd.	192,571,726
	Spain - 1.3%
6,323,172	Iberdrola SA	83,517,682
	Sweden - 1.4%
9,227,652	Svenska Handelsbanken AB Class A	93,142,666
	Switzerland - 4.4%
12,329	Chocoladefabriken Lindt & Spruengli AG	154,526,765
202,737	Lonza Group AG	135,004,426
		289,531,191
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.6% - (continued)
	Taiwan - 3.8%
8,574,000	Taiwan Semiconductor Manufacturing Co. Ltd.		$ 250,114,634
	United Kingdom - 14.5%
736,148	AstraZeneca PLC		116,952,402
2,967,364	Bunzl PLC		124,330,632
3,645,518	Diageo PLC		113,430,176
142,397,257	Lloyds Banking Group PLC		108,784,360
1,878,383	Reckitt Benckiser Group PLC		101,045,075
3,796,822	RELX PLC		179,200,449
3,290,536	Unilever PLC		202,218,820
			945,961,914
	United States - 19.7%
30,498	Booking Holdings, Inc.		113,300,375
504,288	Ferguson PLC		112,279,723
7,080,411	GSK PLC		137,492,958
25,648,681	Haleon PLC		115,044,643
1,314,062	Liberty Media Corp.-Liberty Formula One Class C*		106,268,194
208,589	Lululemon Athletica, Inc.*		53,953,631
578,536	Roche Holding AG		187,306,459
1,152,455	Sanofi SA		118,809,437
587,172	Schneider Electric SE		141,529,101
5,462,843	Shell PLC		199,744,145
			1,285,728,666
	Total Common Stocks (cost $5,043,394,064)		$ 6,231,020,300
PREFERRED STOCKS - 1.2%
	Germany - 1.2%
1,035,938	Dr Ing hc F Porsche AG (Preference Shares)(1)(2)		$ 78,006,861
	Total Preferred Stocks (cost $93,923,040)		$ 78,006,861
	Total Long-Term Investments (cost $5,137,317,104)		$ 6,309,027,161
	Total Investments (cost $5,137,317,104)	96.8%	$ 6,309,027,161
	Other Assets and Liabilities	3.2%	211,004,786
	Net Assets	100.0%	$ 6,520,031,947
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

39

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of this security was $78,006,861, representing 1.2% of net assets.
(2)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 120,287,966	$ —	$ 120,287,966	$ —
Austria	121,711,699	—	121,711,699	—
Brazil	210,325,002	210,325,002	—	—
China	269,098,089	91,095,340	178,002,749	—
Denmark	333,944,921	—	333,944,921	—
France	232,324,206	—	232,324,206	—
Germany	526,904,684	—	526,904,684	—
Indonesia	97,569,972	97,569,972	—	—
Italy	111,717,245	—	111,717,245	—
Japan	851,612,467	—	851,612,467	—
Netherlands	189,737,329	—	189,737,329	—
Norway	25,218,241	—	25,218,241	—
South Korea	192,571,726	—	192,571,726	—
Spain	83,517,682	—	83,517,682	—
Sweden	93,142,666	—	93,142,666	—
Switzerland	289,531,191	—	289,531,191	—
Taiwan	250,114,634	—	250,114,634	—
United Kingdom	945,961,914	—	945,961,914	—
United States	1,285,728,666	385,801,923	899,926,743	—
Preferred Stocks	78,006,861	—	78,006,861	—
Total	$ 6,309,027,161	$ 784,792,237	$ 5,524,234,924	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
40

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
	Asset-Backed - Automobile - 5.1%
$ 385,000	BMW Vehicle Owner Trust 5.18%, 02/26/2029	$ 388,664
428,222	Chase Auto Owner Trust 5.13%, 05/25/2029(1)	431,084
768,000	Ford Credit Auto Owner Trust 5.09%, 12/15/2028	773,009
539,000	GM Financial Consumer Automobile Receivables Trust 5.10%, 03/16/2029	542,754
591,000	Honda Auto Receivables Owner Trust 5.27%, 11/20/2028	597,679
643,000	Nissan Auto Receivables Owner Trust 5.28%, 12/15/2028	650,314
1,153,000	Toyota Auto Receivables Owner Trust 5.33%, 01/16/2029	1,166,993
		4,550,497
	Other Asset-Backed Securities - 1.8%
486,000	Cedar Funding VI CLO Ltd. 6.59%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	487,308
320,425	Dewolf Park CLO Ltd. 6.48%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	321,002
685,111	Madison Park Funding XVIII Ltd. 6.48%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	686,600
143,322	Octagon Investment Partners 30 Ltd. 6.54%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(2)	143,395
		1,638,305
	Whole Loan Collateral CMO - 0.0%
	Towd Point Mortgage Trust
28,191	2.75%, 06/25/2057(1)(3)	27,079
13,304	2.75%, 07/25/2057(1)(3)	13,132
		40,211
	Total Asset & Commercial Mortgage-Backed Securities (cost $6,183,333)	$ 6,229,013
CORPORATE BONDS - 44.1%
	Aerospace/Defense - 0.5%
385,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 402,220
	Auto Manufacturers - 3.5%
	Ford Motor Credit Co. LLC
486,000	6.05%, 03/05/2031	491,426
383,000	6.80%, 11/07/2028	400,361
	General Motors Financial Co., Inc.
356,000	1.50%, 06/10/2026	333,419
225,000	5.60%, 06/18/2031	226,861
150,000	5.75%, 02/08/2031	152,957
332,000	5.95%, 04/04/2034	337,168
740,000	Hyundai Capital America 1.50%, 06/15/2026(1)	692,944
534,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	537,461
		3,172,597
	Auto Parts & Equipment - 0.7%
	Magna International, Inc.
36,000	4.15%, 10/01/2025	35,604
614,000	5.98%, 03/21/2026	614,079
		649,683
	Beverages - 1.2%
811,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	807,713
292,000	Coca-Cola Co. 5.00%, 05/13/2034	299,310
		1,107,023
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 16.6%
	AIB Group PLC
$ 331,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(4)	$ 337,935
320,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	335,932
	Bank of America Corp.
554,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	477,727
480,000	3.25%, 10/21/2027	459,729
316,000	3.50%, 04/19/2026	308,959
372,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	333,621
297,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	296,876
	Barclays PLC
378,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 yr. USD CMT + 2.90% thereafter)(4)	333,331
506,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	519,253
459,000	Citibank NA 5.80%, 09/29/2028	476,905
435,000	Citigroup, Inc. 3.20%, 10/21/2026	419,448
228,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	232,450
426,000	Deutsche Bank AG 5.41%, 05/10/2029	433,127
	Goldman Sachs Group, Inc.
541,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(4)	463,317
466,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(4)	459,443
802,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(4)	826,003
518,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	568,575
856,000	JP Morgan Chase & Co. 5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	879,994
	Lloyds Banking Group PLC
750,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	705,053
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 1 yr. USD CMT + 1.00% thereafter)(4)	275,607
510,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	473,329
	Morgan Stanley
442,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(4)	435,158
269,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	270,898

41

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Commercial Banks - 16.6% - (continued)
$ 170,000	5.30%, 04/20/2037, (5.30% fixed rate until 04/20/2032; 6 mo. USD SOFR + 2.62% thereafter)(4)	$ 166,263
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	394,263
	NatWest Group PLC
591,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	560,601
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	289,177
	PNC Financial Services Group, Inc.
378,000	5.58%, 06/12/2029, (5.58% fixed rate until 06/12/2028; 6 mo. USD SOFR + 1.84% thereafter)(4)	385,916
341,000	5.94%, 08/18/2034, (5.94% fixed rate until 08/18/2033; 6 mo. USD SOFR + 1.95% thereafter)(4)	356,833
183,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(4)	203,037
352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	329,145
308,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(4)	312,197
	U.S. Bancorp
141,000	5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(4)	143,347
267,000	5.84%, 06/12/2034, (5.84% fixed rate until 06/10/2033; 6 mo. USD SOFR + 2.26% thereafter)(4)	276,218
	Wells Fargo & Co.
477,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	444,471
689,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	703,657
		14,887,795
	Commercial Services - 0.2%
174,000	Quanta Services, Inc. 0.95%, 10/01/2024	172,392
	Diversified Financial Services - 1.3%
375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	329,037
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	161,441
525,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	532,840
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	100,718
		1,124,036
	Electric - 1.9%
	Enel Finance International NV
712,000	2.13%, 07/12/2028(1)(5)	638,657
280,000	4.63%, 06/15/2027(1)	277,117
205,000	5.50%, 06/26/2034(1)	204,618
51,000	Pacific Gas & Electric Co. 6.15%, 01/15/2033	52,967
672,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	556,889
		1,730,248
	Entertainment - 0.2%
213,000	Warnermedia Holdings, Inc. 5.05%, 03/15/2042	167,354
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Environmental Control - 0.3%
$ 309,000	Republic Services, Inc. 5.00%, 12/15/2033	$ 309,375
	Healthcare - Services - 0.5%
240,000	Adventist Health System 5.76%, 12/01/2034	244,539
220,000	UnitedHealth Group, Inc. 5.35%, 02/15/2033	226,809
		471,348
	Insurance - 3.2%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,191
338,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	304,440
1,053,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,031,280
184,000	F&G Annuities & Life, Inc. 6.50%, 06/04/2029	186,428
790,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	759,584
175,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	176,427
385,000	Willis North America, Inc. 4.65%, 06/15/2027	381,952
		2,842,302
	Machinery-Diversified - 0.2%
167,000	AGCO Corp. 5.80%, 03/21/2034	169,480
	Media - 0.3%
296,000	Discovery Communications LLC 3.63%, 05/15/2030	260,103
	Mining - 1.4%
	Anglo American Capital PLC
773,000	2.25%, 03/17/2028(1)	702,481
279,000	5.75%, 04/05/2034(1)	283,430
269,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	272,008
		1,257,919
	Oil & Gas - 0.8%
307,000	Diamondback Energy, Inc. 5.40%, 04/18/2034	309,635
	Marathon Oil Corp.
248,000	5.30%, 04/01/2029	252,688
133,000	5.70%, 04/01/2034	138,011
		700,334
	Pharmaceuticals - 1.9%
190,000	AbbVie, Inc. 4.95%, 03/15/2031	193,058
25,000	Becton Dickinson & Co. 3.73%, 12/15/2024	24,832
	CVS Health Corp.
162,000	4.30%, 03/25/2028	158,407
644,000	5.40%, 06/01/2029	654,992
679,000	Johnson & Johnson 4.95%, 06/01/2034	700,201
		1,731,490
	Pipelines - 3.1%
24,000	Columbia Pipelines Operating Co. LLC 5.93%, 08/15/2030(1)	24,953
	Enbridge, Inc.
336,000	5.30%, 04/05/2029	341,275
330,000	5.70%, 03/08/2033	339,634
	Energy Transfer LP
880,000	5.60%, 09/01/2034	890,778
579,000	6.55%, 12/01/2033	624,381
135,000	Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	125,598
421,000	TransCanada PipeLines Ltd. 6.20%, 03/09/2026	421,308
		2,767,927
	Real Estate Investment Trusts - 3.5%
	Alexandria Real Estate Equities, Inc.
236,000	2.00%, 05/18/2032	188,565
126,000	2.95%, 03/15/2034	104,481
274,000	American Tower Corp. 2.40%, 03/15/2025	268,609
	Boston Properties LP
120,000	2.45%, 10/01/2033	91,719

42

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.1% - (continued)
	Real Estate Investment Trusts - 3.5% - (continued)
$ 523,000	3.40%, 06/21/2029	$ 473,626
97,000	Crown Castle, Inc. 3.20%, 09/01/2024	96,747
554,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 09/15/2034	551,724
88,000	Healthcare Realty Holdings LP 2.40%, 03/15/2030	74,000
284,000	Highwoods Realty LP 7.65%, 02/01/2034	312,063
131,000	Kilroy Realty LP 6.25%, 01/15/2036	128,540
193,000	Kimco Realty OP LLC 2.70%, 10/01/2030	170,447
314,000	Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 07/15/2034	317,382
	Prologis Targeted U.S. Logistics Fund LP
95,000	5.25%, 04/01/2029(1)	96,243
222,000	5.50%, 04/01/2034(1)	226,261
		3,100,407
	Retail - 0.2%
247,000	Genuine Parts Co. 2.75%, 02/01/2032	209,339
	Semiconductors - 0.7%
482,000	Broadcom, Inc. 5.15%, 11/15/2031	486,489
179,000	Qorvo, Inc. 1.75%, 12/15/2024	175,926
		662,415
	Software - 0.1%
54,000	Take-Two Interactive Software, Inc. 5.40%, 06/12/2029	55,029
	Telecommunications - 1.8%
323,000	Motorola Solutions, Inc. 5.40%, 04/15/2034	327,523
	T-Mobile USA, Inc.
505,000	3.88%, 04/15/2030	479,810
418,000	5.05%, 07/15/2033	417,152
74,000	5.75%, 01/15/2034	77,518
312,000	Verizon Communications, Inc. 4.33%, 09/21/2028	307,998
		1,610,001
	Total Corporate Bonds (cost $39,277,530)	$ 39,560,817
MUNICIPAL BONDS - 5.7%
	Single Family Housing - 3.9%
100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	$ 104,153
	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA)
505,000	6.00%, 04/01/2054	519,893
1,030,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054,	1,076,678
	Indiana Housing & Community Dev Auth, IN, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 01/01/2054(6)	104,763
120,000	6.25%, 07/01/2054	124,935
275,000	Iowa Finance Auth, IA, Rev, (FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054,	286,738
	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 09/01/2047	104,163
100,000	6.25%, 09/01/2049	103,276
455,000	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	473,047
595,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054,	615,226
		3,512,872
	Tobacco - 1.2%
1,185,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,081,297
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 5.7% - (continued)
	Utilities - 0.6%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
$ 262,881	5.10%, 04/01/2035	$ 267,054
226,000	5.17%, 04/01/2041	231,749
		498,803
	Total Municipal Bonds (cost $5,007,410)	$ 5,092,972
U.S. GOVERNMENT AGENCIES - 13.6%
	Mortgage-Backed Agencies - 13.6%
	Federal Home Loan Mortgage Corp. - 5.4%
615,418	4.50%, 08/25/2033(3)	$ 613,744
536,422	4.50%, 09/01/2052	515,369
890,878	5.00%, 08/01/2052	876,519
426,946	5.00%, 09/01/2052	420,345
871,814	5.00%, 11/01/2052	857,966
501,834	6.00%, 01/01/2053	509,175
343,478	6.00%, 03/01/2053	348,371
686,787	6.50%, 02/01/2054	703,453
		4,844,942
	Federal National Mortgage Association - 4.6%
561,411	4.50%, 08/01/2052	539,327
845,398	5.00%, 08/01/2052	832,611
452,889	5.00%, 10/01/2052	445,735
1,036,612	5.50%, 01/01/2053	1,037,255
485,652	6.00%, 01/01/2053	492,852
707,117	6.00%, 02/01/2053	716,866
		4,064,646
	Government National Mortgage Association - 3.6%
524,661	5.50%, 12/20/2052	527,228
987,405	5.50%, 05/20/2053	988,677
742,771	6.00%, 12/20/2052	755,260
961,442	6.00%, 01/20/2054	971,913
		3,243,078
	Total U.S. Government Agencies (cost $12,130,447)	$ 12,152,666
U.S. GOVERNMENT SECURITIES - 23.8%
	U.S. Treasury Securities - 23.8%
	U.S. Treasury Bonds - 16.7%
994,000	1.38%, 11/15/2040	$ 647,847
1,628,000	2.88%, 05/15/2052	1,227,296
1,370,000	3.00%, 08/15/2052	1,059,931
1,862,000	3.63%, 02/15/2053	1,628,086
3,545,000	3.88%, 02/15/2043	3,289,926
1,475,000	4.00%, 11/15/2052	1,381,430
844,000	4.13%, 08/15/2053	808,130
1,373,000	4.38%, 08/15/2043	1,360,343
3,019,000	4.75%, 11/15/2043	3,139,760
405,000	4.75%, 11/15/2053	430,439
		14,973,188
	U.S. Treasury Notes - 7.1%
170,300	4.00%, 02/15/2034	168,890
76,000	4.13%, 03/31/2031	76,421
257,000	4.25%, 06/30/2029	259,731
95,000	4.38%, 05/15/2034	97,048
439,000	4.50%, 05/15/2027	442,635
154,600	4.50%, 05/31/2029	157,958
4,440,900	4.50%, 11/15/2033	4,574,821
148,000	4.63%, 02/28/2026	148,237

43

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 23.8% - (continued)
	U.S. Treasury Securities - 23.8% - (continued)
	U.S. Treasury Notes - 7.1% - (continued)
$ 355,000	4.63%, 06/15/2027		$ 359,576
96,000	5.00%, 10/31/2025		96,379
			6,381,696
	Total U.S. Government Securities (cost $21,907,748)		$ 21,354,884
	Total Long-Term Investments (cost $84,506,468)		$ 84,390,352
SHORT-TERM INVESTMENTS - 4.4%
	U.S. Treasury Securities - 4.4%
	U.S. Treasury Bills - 4.4%
1,692,000	4.85%, 08/15/2024(7)		$ 1,688,632
925,000	4.93%, 03/20/2025(7)		897,009
109,000	5.25%, 10/31/2024(7)		107,585
676,000	5.25%, 11/21/2024(7)		665,300
637,000	5.25%, 11/29/2024(7)		626,233
	Total Short-Term Investments (cost $3,984,399)		$ 3,984,759
	Total Investments (cost $88,490,867)	98.5%	$ 88,375,111
	Other Assets and Liabilities	1.5%	1,329,751
	Net Assets	100.0%	$ 89,704,862
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $11,965,836, representing 13.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $104,165 at July 31, 2024.
(7)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	18	09/30/2024	$ 3,696,609	$ 32,169
U.S. Treasury 5-Year Note Future	31	09/30/2024	3,344,609	58,870
U.S. Treasury 10-Year Note Future	169	09/19/2024	18,896,313	472,347
U.S. Treasury Ultra Bond Future	6	09/19/2024	767,813	24,034
Total				$ 587,420
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(34)	09/19/2024	$ (3,929,656)	$ (107,910)
Total futures contracts				$ 479,510
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
44

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 6,229,013	$ —	$ 6,229,013	$ —
Corporate Bonds	39,560,817	—	39,560,817	—
Municipal Bonds	5,092,972	—	5,092,972	—
U.S. Government Agencies	12,152,666	—	12,152,666	—
U.S. Government Securities	21,354,884	—	21,354,884	—
Short-Term Investments	3,984,759	—	3,984,759	—
Futures Contracts(2)	587,420	587,420	—	—
Total	$ 88,962,531	$ 587,420	$ 88,375,111	$ —
Liabilities
Futures Contracts(2)	$ (107,910)	$ (107,910)	$ —	$ —
Total	$ (107,910)	$ (107,910)	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
45

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Australia - 2.2%
348	Rio Tinto Ltd.	$ 26,741
	Belgium - 0.5%
330	Azelis Group NV	6,251
	China - 5.7%
3,000	BOC Hong Kong Holdings Ltd.	8,728
4,000	China Mengniu Dairy Co. Ltd.	6,693
4,600	China Pacific Insurance Group Co. Ltd. Class H	12,227
300	Contemporary Amperex Technology Co. Ltd. Class A	7,729
3,600	H World Group Ltd.	10,827
2,600	Sany Heavy Industry Co. Ltd. Class A	5,809
300	Tencent Holdings Ltd.	13,844
800	WuXi AppTec Co. Ltd. Class H(1)	3,273
		69,130
	Denmark - 2.4%
221	Novo Nordisk AS Class B	29,281
	Finland - 2.1%
218	Neste OYJ	4,400
862	Stora Enso OYJ Class R	10,776
315	UPM-Kymmene OYJ	10,419
		25,595
	France - 3.2%
63	Airbus SE	9,534
82	EssilorLuxottica SA	18,765
109	Publicis Groupe SA*	11,379
		39,678
	Germany - 8.6%
150	Beiersdorf AG	21,772
406	GEA Group AG	17,927
316	Puma SE	15,681
129	SAP SE	27,273
121	Siemens AG	22,155
		104,808
	India - 3.5%
437	HDFC Bank Ltd.	8,445
152	HDFC Bank Ltd. ADR	9,122
481	ICICI Bank Ltd. ADR	14,002
9,350	NHPC Ltd.	11,770
		43,339
	Indonesia - 1.1%
33,100	Bank Mandiri Persero Tbk. PT	13,054
	Ireland - 1.9%
2,037	Bank of Ireland Group PLC	23,069
	Italy - 1.3%
3,996	Intesa Sanpaolo SpA	16,227
	Japan - 20.8%
200	Chugai Pharmaceutical Co. Ltd.	8,728
100	Cosmos Pharmaceutical Corp.	8,991
900	Dai-ichi Life Holdings, Inc.	27,441
100	Daikin Industries Ltd.	14,501
200	Harmonic Drive Systems, Inc.	5,496
400	Ibiden Co. Ltd.	15,505
600	Isuzu Motors Ltd.	8,116
300	Kyudenko Corp.	13,818
400	Makita Corp.	13,185
100	Nitori Holdings Co. Ltd.	12,229
1,500	NTT Data Group Corp.	23,362
900	ORIX Corp.	21,771
100	Rorze Corp.	16,264
200	Sumitomo Realty & Development Co. Ltd.	6,611
2,400	Suzuki Motor Corp.	27,581
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 20.8% - (continued)
300	Toyota Industries Corp.	$ 25,221
100	Visional, Inc.*	5,280
		254,100
	Netherlands - 3.3%
26	ASM International NV	17,889
24	ASML Holding NV	22,348
		40,237
	Philippines - 1.0%
23,300	Ayala Land, Inc.	11,797
	Portugal - 1.0%
2,993	EDP - Energias de Portugal SA	12,336
	Singapore - 1.9%
700	Oversea-Chinese Banking Corp. Ltd.	7,791
6,700	Singapore Telecommunications Ltd.	15,522
		23,313
	South Korea - 4.3%
263	Hana Financial Group, Inc.	12,460
28	Hyundai Motor Co.	5,103
330	Samsung Electronics Co. Ltd.	20,349
101	SK Hynix, Inc.	14,486
		52,398
	Spain - 0.4%
483	Acerinox SA	5,075
	Sweden - 4.9%
487	Assa Abloy AB Class B	14,831
1,573	Skandinaviska Enskilda Banken AB Class A	24,192
620	SKF AB Class B	11,527
951	Svenska Handelsbanken AB Class A	9,599
		60,149
	Switzerland - 1.0%
80	Cie Financiere Richemont SA Class A	12,202
	Taiwan - 6.3%
2,000	Hon Hai Precision Industry Co. Ltd.	12,270
930	MediaTek, Inc.	35,419
175	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,015
		76,704
	Thailand - 1.2%
20,400	Bangkok Dusit Medical Services PCL Class F	15,023
	United Kingdom - 8.2%
5,682	ConvaTec Group PLC(1)	17,120
163	Reckitt Benckiser Group PLC	8,768
284	RELX PLC	13,404
856	SSE PLC	20,717
2,145	Standard Chartered PLC	21,189
507	Whitbread PLC	18,997
		100,195
	United States - 9.5%
100	CSL Ltd.	20,296
1,046	GSK PLC	20,312
2,759	Haleon PLC	12,375
429	Newmont Corp. CDI	20,709
345	Shell PLC	12,580

46

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.3% - (continued)
	United States - 9.5% - (continued)
840	Stellantis NV		$ 13,998
124	Swiss Re AG		15,287
			115,557
	Total Common Stocks (cost $1,033,262)		$ 1,176,259
	Total Investments (cost $1,033,262)	96.3%	$ 1,176,259
	Other Assets and Liabilities	3.7%	44,893
	Net Assets	100.0%	$ 1,221,152
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $20,393, representing 1.7% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 26,741	$ —	$ 26,741	$ —
Belgium	6,251	—	6,251	—
China	69,130	—	69,130	—
Denmark	29,281	—	29,281	—
Finland	25,595	—	25,595	—
France	39,678	—	39,678	—
Germany	104,808	—	104,808	—
India	43,339	23,124	20,215	—
Indonesia	13,054	—	13,054	—
Ireland	23,069	—	23,069	—
Italy	16,227	—	16,227	—
Japan	254,100	—	254,100	—
Netherlands	40,237	—	40,237	—
Philippines	11,797	—	11,797	—
Portugal	12,336	—	12,336	—
Singapore	23,313	—	23,313	—
South Korea	52,398	—	52,398	—
Spain	5,075	—	5,075	—
Sweden	60,149	—	60,149	—
Switzerland	12,202	—	12,202	—
Taiwan	76,704	29,015	47,689	—
Thailand	15,023	15,023	—	—
United Kingdom	100,195	—	100,195	—
United States	115,557	—	115,557	—
Total	$ 1,176,259	$ 67,162	$ 1,109,097	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
47

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.2%
	Aerospace/Defense - 0.5%
$ 5,544,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 5,791,973
	Commercial Banks - 1.4%
	AIB Group PLC
4,682,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(2)	4,780,095
2,185,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	2,293,785
3,194,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	3,256,338
7,818,000	NatWest Group PLC 6.48%, 06/01/2034, (6.48% fixed rate until 03/01/2029; 5 yr. USD CMT + 2.20% thereafter)(2)	8,080,923
		18,411,141
	Diversified Financial Services - 1.0%
7,321,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	6,905,958
3,060,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	3,108,077
2,340,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	2,346,413
948,000	MMH Master LLC 6.38%, 02/01/2034(1)	954,806
		13,315,254
	REITS - 0.2%
2,757,000	Highwoods Realty LP 7.65%, 02/01/2034	3,029,426
	Semiconductors - 0.1%
800,000	Qorvo, Inc. 1.75%, 12/15/2024	786,262
	Total Corporate Bonds (cost $40,378,735)	$ 41,334,056
MUNICIPAL BONDS - 84.5%
	Alabama - 1.4%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(3)	$ 6,264,840
3,495,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	3,819,130
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(3)	3,218,978
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,364,199
		18,667,147
	Arizona - 0.3%
3,920,000	Arizona Industrial Dev Auth, AZ, Rev 5.00%, 02/01/2058(3)	4,047,420
	California - 7.1%
955,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM) 5.00%, 10/01/2052	1,030,502
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	1,463,113
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,641,395
	California Municipal Finance Auth, CA, Rev,
4,180,000	(HUD) 3.20%, 09/01/2045(3)	4,180,895
810,000	3.75%, 06/01/2028(3)	818,666
10,055,000	Elk Grove Unified School Dist, CA, GO 4.00%, 08/01/2048	9,959,365
2,600,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	2,604,649
8,700,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	7,938,633
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	California - 7.1% - (continued)
$ 1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(4)	$ 709,400
5,265,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	5,312,875
5,480,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	5,413,085
300,000	Rialto Unified School Dist, CA, GO, (AGM) 0.00%, 08/01/2029(4)	256,604
730,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	800,461
6,525,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	6,754,567
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	351,281
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,394,466
12,960,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	12,945,635
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,792,703
3,805,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	3,746,557
	Washington Township Health Care Dist, CA, GO,
430,000	(AGM) 4.50%, 08/01/2053	440,678
775,000	5.50%, 08/01/2053	871,095
		92,426,625
	Colorado - 1.8%
3,820,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	3,822,849
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,842,381
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	11,393,687
	Colorado Housing & Finance Auth, CO, Rev
2,410,000	3.50%, 11/01/2043(3)	2,410,977
2,015,000	(FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,991,077
		23,460,971
	Connecticut - 0.1%
1,090,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	1,093,432
	District of Columbia - 1.5%
	Dist of Columbia Housing Finance Agency, DC, Rev
2,675,000	3.65%, 07/01/2028(3)	2,686,015
885,000	3.75%, 04/01/2025(3)	885,248
3,460,000	5.00%, 12/01/2028(3)	3,629,917
3,975,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	4,431,058
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,679,037
		19,311,275
	Florida - 2.5%
275,000	Broward County Housing Finance Auth, FL, Rev, (HUD) 3.40%, 03/01/2057(3)	273,572
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	1,764,523
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	11,109,942
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	2,065,891

48

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Florida - 2.5% - (continued)
$ 3,120,000	Escambia County Housing Finance Auth, FL, Rev 3.80%, 06/01/2027(3)	$ 3,137,350
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,271,078
	Florida Housing Finance Corp., FL, Rev,
205,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	200,360
1,850,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,799,390
1,425,000	(GNMA) 3.35%, 10/01/2027(3)	1,420,962
1,845,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,823,572
5,165,000	3.80%, 06/01/2042(3)	5,195,933
320,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	319,690
1,510,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	1,510,231
		32,892,494
	Georgia - 2.4%
	Main Street Natural Gas, Inc., GA, Rev
8,250,000	4.00%, 03/01/2050(3)	8,279,846
1,520,000	4.00%, 05/01/2052(3)	1,529,801
11,385,000	5.00%, 12/01/2053(3)	12,190,579
6,650,000	5.00%, 05/01/2054(3)	7,139,064
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,599,518
		31,738,808
	Hawaii - 0.1%
585,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	649,744
	Illinois - 0.9%
	Illinois Housing Dev Auth, IL, Rev,
3,495,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	3,401,136
2,215,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	2,154,404
4,820,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	4,791,304
705,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	710,609
630,000	(HUD) 5.00%, 02/01/2027(3)	644,638
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(4)	78,305
		11,780,396
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth, IN, Rev,
985,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	960,188
355,000	(GNMA) 4.00%, 07/01/2048	354,660
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,531,842
		5,846,690
	Iowa - 1.5%
	Iowa Finance Auth, IA, Rev,
5,470,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	5,284,308
395,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	387,966
285,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	284,727
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Iowa - 1.5% - (continued)
$ 11,145,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	$ 11,152,189
1,985,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	2,076,784
		19,185,974
	Kentucky - 2.0%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(3)	10,524,535
14,635,000	5.25%, 04/01/2054(3)	15,933,236
		26,457,771
	Louisiana - 1.8%
	Louisiana Housing Corp., LA, Rev,
1,860,000	(FHA) 3.75%, 08/01/2027(3)	1,866,971
2,290,000	3.75%, 02/01/2028(3)	2,307,554
200,000	4.50%, 12/01/2047	201,496
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,231,498
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,856,273
		23,463,792
	Maryland - 0.1%
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,851,924
	Massachusetts - 1.0%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	549,308
4,040,000	5.00%, 05/01/2053	4,358,419
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,880,983
		12,788,710
	Michigan - 3.9%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,344,229
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,065,874
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,576,965
1,190,000	Great Lakes Water Auth, Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	1,318,911
1,190,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.25%, 07/01/2053	1,318,911
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,926,499
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,526,532
1,415,000	Michigan State Housing Dev Auth, MI, Rev 3.80%, 07/01/2041(3)	1,421,529
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,232,782
15,180,000	Troy School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2052	16,295,152
10,770,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	11,920,997
		50,948,381
	Minnesota - 0.9%
1,305,000	Hennepin County Housing & Redev Auth, MN, Rev, (FHA), (HUD) 4.65%, 10/01/2026(3)	1,305,793
2,055,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	2,052,390

49

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Minnesota - 0.9% - (continued)
$ 7,630,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	$ 7,452,582
850,000	Washington County Community Dev Agency, MN, Rev 3.68%, 09/01/2026(3)	850,929
		11,661,694
	Mississippi - 0.1%
890,000	Mississippi Home Corp., MS, Rev, (FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	875,006
	Missouri - 1.0%
4,775,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	4,946,712
	Missouri Housing Dev Commission, MO, Rev,
2,515,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,449,559
1,350,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,324,954
835,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	824,551
905,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	908,323
780,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	789,934
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,989,497
		13,233,530
	Nebraska - 0.2%
	Nebraska Investment Finance Auth, NE, Rev,
2,720,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	2,656,293
540,000	4.00%, 09/01/2048	539,489
		3,195,782
	Nevada - 0.1%
	Nevada Housing Division, NV, Rev,
680,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	662,001
750,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	749,409
		1,411,410
	New Jersey - 0.2%
2,260,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD) 3.67%, 02/01/2026	2,258,101
140,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	142,350
		2,400,451
	New Mexico - 1.4%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,830,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,759,501
3,130,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	3,041,435
1,110,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	1,108,940
11,240,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	11,343,218
		18,253,094
	New York - 5.5%
	City of New York, NY, GO
8,185,000	4.00%, 04/01/2050	7,971,192
1,385,000	5.00%, 03/01/2038	1,583,045
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	New York - 5.5% - (continued)
$ 7,450,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2053	$ 8,235,270
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,085,000	4.00%, 08/01/2048	2,043,207
13,810,000	4.00%, 02/01/2051	13,476,214
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,117,622
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,497,268
475,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	507,476
1,190,000	Rockland County Industrial Dev Agency, NY, Rev, (FHA), (HUD) 4.65%, 05/01/2027(3)	1,193,145
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,938,568
7,180,000	5.25%, 05/15/2064	7,878,503
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,951,991
4,740,000	5.00%, 05/15/2051	5,044,632
		72,438,133
	North Carolina - 0.4%
1,485,000	Asheville Housing Auth, NC, Rev, (HUD) 5.00%, 11/01/2026(3)	1,514,258
2,900,000	North Carolina Housing Finance Agency, NC, Rev 5.00%, 04/01/2029(3)	3,054,202
		4,568,460
	Ohio - 1.9%
2,265,000	Columbus-Franklin County Finance Auth, OH, Rev 5.00%, 07/01/2045(3)	2,339,142
2,425,000	Cuyahoga Metropolitan Housing Auth, OH, Rev 3.45%, 02/01/2028(3)	2,426,300
	Ohio Housing Finance Agency, OH, Rev
3,015,000	3.00%, 03/01/2052	2,942,585
2,415,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	2,374,525
645,000	(FHA), (HUD) 3.53%, 02/01/2029(3)	646,572
5,335,000	(HUD) 3.85%, 07/01/2025	5,347,104
3,070,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	3,091,463
2,750,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,837,398
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(4)	984,309
1,395,000	0.00%, 02/15/2041(4)	687,713
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,742,623
		25,419,734
	Oklahoma - 0.1%
740,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	739,700
	Pennsylvania - 0.4%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	901,177
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM) 4.25%, 12/01/2047	3,988,896
635,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2032	677,609
		5,567,682

50

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Rhode Island - 0.2%
$ 2,915,000	Rhode Island Health & Educational Building Corp., RI, Rev 5.25%, 05/15/2054	$ 3,108,663
	South Carolina - 3.3%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,727,978
19,395,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	20,853,659
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054(5)	8,757,714
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	287,566
		42,626,917
	Tennessee - 4.3%
1,390,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 3.80%, 12/01/2029(3)	1,399,944
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	11,076,866
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,761,350
3,410,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD) 3.55%, 12/01/2027(3)	3,420,867
340,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD) 3.00%, 12/01/2026(3)	339,278
2,080,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD) 3.60%, 12/01/2027(3)	2,087,474
2,540,000	Knoxville's Community Dev Corp., TN, Rev, (HUD) 4.25%, 10/01/2024	2,543,025
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
7,540,000	(HUD) 3.50%, 02/01/2048(3)	7,447,740
10,500,000	3.85%, 02/01/2045(3)	10,493,058
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	263,426
1,745,000	5.00%, 07/01/2052	1,868,750
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	7,946,582
620,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	625,262
3,770,000	Williamson County Industrial Dev Board, TN, Rev, (HUD) 5.00%, 05/01/2042(3)	3,899,057
		56,172,679
	Texas - 33.9%
4,760,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	4,558,730
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	3,686,413
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,494,044
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,624,810
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,632,675
3,770,000	(PSF-GTD) 5.00%, 08/15/2033	4,046,438
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,338,350
1,300,000	Austin Affordable PFC, Inc., TX, Rev, (FNMA) 5.00%, 09/01/2028(3)	1,360,751
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	9,031,153
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,929,427
8,700,000	4.25%, 02/15/2053	8,562,372
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Texas - 33.9% - (continued)
$ 1,825,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	$ 1,835,162
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	5,773,608
6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	7,012,849
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,872,581
	City of Dallas Housing Finance Corp., TX, Rev,
1,250,000	(FHA) 5.00%, 08/01/2027(3)	1,288,987
665,000	(FNMA) 5.00%, 10/01/2028(3)	697,794
2,355,000	5.00%, 07/01/2042(3)	2,441,904
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	596,243
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,350,623
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,968,628
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,341,552
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,819,352
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD) 5.00%, 02/15/2048	2,260,122
5,755,000	(PSF-GTD) 5.00%, 02/15/2053	6,168,597
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	307,600
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,877,794
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	13,175,017
20,635,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	20,592,302
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,268,329
13,015,000	Dripping Springs Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	14,009,916
14,920,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	14,258,896
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,416,608
4,460,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD) 2.50%, 08/15/2037	3,753,980
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	1,047,522
2,710,000	Houston Housing Finance Corp., TX, Rev 3.65%, 02/01/2048(3)	2,724,513
7,925,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	7,534,668
6,575,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	6,360,049
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,881,853
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054(5)	3,692,912
8,605,000	Lakeside Place PFC, TX, Rev, (FHA) 4.15%, 11/01/2026(3)	8,638,970
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,458,579
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,394,595
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	6,839,498

51

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Texas - 33.9% - (continued)
$ 4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	$ 4,031,661
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	13,189,378
4,845,000	Mesquite Housing Finance Corp., TX, Rev 3.35%, 08/01/2029(3)	4,842,111
9,515,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	9,136,756
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD) 4.00%, 02/15/2053	3,520,245
3,485,000	(PSF-GTD) 4.25%, 02/15/2052	3,485,385
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,129,507
	New Caney Independent School Dist, TX, GO,
690,000	(PSF-GTD) 4.00%, 02/15/2054	660,824
17,030,000	(PSF-GTD) 5.00%, 02/15/2053	18,395,476
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	421,974
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,568,903
2,715,000	Northwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,921,831
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	7,374,926
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,437,713
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	11,448,018
2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	2,875,409
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	7,278,371
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,123,164
	San Antonio Housing Trust Public Facility Corp., TX, Rev
3,155,000	3.45%, 07/01/2029(3)	3,157,079
315,000	5.00%, 09/01/2028(3)	329,720
7,875,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	8,476,370
11,995,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	11,536,670
7,720,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(3)	7,685,385
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	15,320,170
700,000	Tarrant County Housing Finance Corp., TX, Rev 5.00%, 09/01/2028(3)	732,712
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,785,187
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,487,747
	Texas Department of Housing & Community Affairs, TX, Rev,
1,730,000	(GNMA) 3.00%, 01/01/2052	1,681,779
14,885,000	(GNMA) 3.00%, 03/01/2052	14,423,455
1,425,000	(GNMA) 3.50%, 03/01/2051	1,405,306
835,000	(GNMA) 4.00%, 03/01/2050	835,283
465,000	(GNMA) 4.75%, 03/01/2049	469,502
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,303,064
22,620,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	24,396,030
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.5% - (continued)
	Texas - 33.9% - (continued)
$ 2,145,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	$ 2,154,483
	Texas Water Dev Board, TX, Rev
2,370,000	4.80%, 10/15/2052	2,481,042
6,355,000	5.25%, 10/15/2051	7,035,776
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,799,751
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	2,072,364
		443,337,293
	Utah - 0.1%
1,430,000	Utah Housing Corp., UT, Rev 3.70%, 08/01/2043(3)	1,437,925
	Virginia - 1.0%
1,610,000	Alexandria Sanitation Auth, VA, Rev 5.00%, 07/15/2054	1,779,239
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,197,379
3,600,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	3,611,801
5,405,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	5,405,554
		12,993,973
	Washington - 0.4%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,591,061
	Washington State Housing Finance Commission, WA, Rev
1,200,000	4.00%, 12/01/2048	1,198,884
745,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	744,724
840,000	5.00%, 02/01/2028(3)	871,800
		5,406,469
	Wisconsin - 0.2%
650,000	Wisconsin Health & Educational Facs Auth, WI, Rev 5.00%, 04/01/2033	672,039
2,330,000	Wisconsin Housing & Economic Dev Auth, WI, Rev 5.00%, 11/01/2058(3)	2,417,640
		3,089,679
	Wyoming - 0.0%
490,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	489,925
	Total Municipal Bonds (cost $1,096,680,533)	$ 1,105,039,753
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	Federal Home Loan Mortgage Corp. - 0.4%
4,777,025	4.56%, 04/25/2042(1)(3)	$ 5,125,165
	Total U.S. Government Agencies (cost $4,970,392)	$ 5,125,165
U.S. GOVERNMENT SECURITIES - 7.9%
	U.S. Treasury Securities - 7.9%
	U.S. Treasury Bonds - 7.9%
8,821,000	3.63%, 08/15/2043	$ 7,862,750
48,159,000	4.50%, 02/15/2044	48,422,369
1,129,000	4.63%, 05/15/2044	1,154,050

52

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 7.9% - (continued)
	U.S. Treasury Securities - 7.9% - (continued)
	U.S. Treasury Bonds - 7.9% - (continued)
$ 43,712,000	4.75%, 11/15/2043		$ 45,460,480
	Total U.S. Government Securities (cost $101,031,587)		$ 102,899,649
	Total Long-Term Investments (cost $1,243,061,247)		$ 1,254,398,623
SHORT-TERM INVESTMENTS - 2.9%
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bills - 2.9%
1,910,000	4.85%, 07/10/2025(6)		$ 1,826,723
10,917,000	4.88%, 07/10/2025(6)		10,441,011
1,346,000	4.91%, 03/20/2025(6)		1,305,270
2,678,000	5.06%, 03/20/2025(6)		2,596,964
667,000	5.08%, 03/20/2025(6)		646,817
455,000	5.13%, 03/20/2025(6)		441,232
1,044,000	5.13%, 03/20/2025(6)		1,012,408
3,406,000	5.14%, 03/20/2025(6)		3,302,935
621,000	5.15%, 03/20/2025(6)		602,208
4,014,000	5.15%, 03/20/2025(6)		3,892,537
523,000	5.16%, 03/20/2025(6)		507,174
6,507,000	5.16%, 03/20/2025(6)		6,310,099
1,072,000	5.17%, 03/20/2025(6)		1,039,561
804,000	5.17%, 03/20/2025(6)		779,671
1,292,000	5.18%, 03/20/2025(6)		1,252,904
2,719,000	5.20%, 03/20/2025(6)		2,636,723
261,000	5.20%, 03/20/2025(6)		253,102
	Total Short-Term Investments (cost $38,805,941)		$ 38,847,339
	Total Investments (cost $1,281,867,188)	98.9%	$ 1,293,245,962
	Other Assets and Liabilities	1.1%	13,739,517
	Net Assets	100.0%	$ 1,306,985,479
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $27,656,652, representing 2.1% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,423,365 at July 31, 2024.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 41,334,056	$ —	$ 41,334,056	$ —
Municipal Bonds	1,105,039,753	—	1,105,039,753	—
U.S. Government Agencies	5,125,165	—	5,125,165	—
U.S. Government Securities	102,899,649	—	102,899,649	—
Short-Term Investments	38,847,339	—	38,847,339	—
Total	$ 1,293,245,962	$ —	$ 1,293,245,962	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
53

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Banks - 2.8%
202,273	Commerce Bancshares, Inc.	$ 13,089,086
326,010	Fifth Third Bancorp	13,803,263
		26,892,349
	Capital Goods - 12.2%
170,887	BWX Technologies, Inc.	17,001,548
81,434	Dover Corp.	15,005,029
296,930	Hexcel Corp.	19,659,735
70,749	IDEX Corp.	14,749,752
183,621	Masco Corp.	14,294,895
109,338	Regal Rexnord Corp.	17,568,430
34,405	Trane Technologies PLC	11,500,903
108,543	Trex Co., Inc.*	9,077,451
		118,857,743
	Commercial & Professional Services - 8.8%
281,254	ExlService Holdings, Inc.*	9,917,016
63,433	Leidos Holdings, Inc.	9,159,725
839,717	Rentokil Initial PLC ADR(1)	26,031,227
168,499	Robert Half, Inc.	10,815,951
52,935	Verisk Analytics, Inc.	13,855,736
93,145	Waste Connections, Inc.	16,558,387
		86,338,042
	Consumer Discretionary Distribution & Retail - 2.7%
50,875	Burlington Stores, Inc.*	13,243,780
35,375	Pool Corp.	13,231,665
		26,475,445
	Consumer Durables & Apparel - 1.0%
57,733	Garmin Ltd.	9,886,776
	Consumer Services - 5.8%
836,925	Aramark	28,681,420
121,589	Churchill Downs, Inc.	17,455,317
25,229	Domino's Pizza, Inc.	10,815,672
		56,952,409
	Energy - 3.6%
475,130	Coterra Energy, Inc.	12,258,354
197,237	Devon Energy Corp.	9,276,056
69,156	Diamondback Energy, Inc.	13,990,950
		35,525,360
	Equity Real Estate Investment Trusts (REITs) - 5.7%
120,336	Alexandria Real Estate Equities, Inc. REIT	14,114,210
322,334	American Homes 4 Rent Class A, REIT	11,633,034
566,907	Brixmor Property Group, Inc. REIT	14,439,121
275,953	Ventas, Inc. REIT	15,022,881
		55,209,246
	Financial Services - 2.5%
44,641	MarketAxess Holdings, Inc.	9,978,603
125,532	Raymond James Financial, Inc.	14,561,712
		24,540,315
	Food, Beverage & Tobacco - 3.1%
77,376	Hershey Co.	15,280,212
197,276	McCormick & Co., Inc.	15,192,225
		30,472,437
	Health Care Equipment & Services - 6.7%
29,793	Chemed Corp.	16,986,777
160,180	Cooper Cos., Inc.*	14,949,600
188,194	Encompass Health Corp.	17,490,750
154,433	Masimo Corp.*	16,521,242
		65,948,369
	Insurance - 7.4%
56,678	Arthur J Gallagher & Co.	16,067,646
115,532	Assurant, Inc.	20,203,081
29,118	Everest Group Ltd.	11,439,589
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Insurance - 7.4% - (continued)
59,467	Reinsurance Group of America, Inc.	$ 13,405,646
187,922	Ryan Specialty Holdings, Inc.	11,574,116
		72,690,078
	Materials - 3.6%
142,717	AptarGroup, Inc.	20,976,544
63,566	Avery Dennison Corp.	13,783,016
		34,759,560
	Media & Entertainment - 4.7%
555,308	Match Group, Inc.*	21,179,447
300,535	Pinterest, Inc. Class A*	9,602,093
98,593	Take-Two Interactive Software, Inc.*	14,841,205
		45,622,745
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
214,739	Exact Sciences Corp.*	9,809,278
47,149	West Pharmaceutical Services, Inc.	14,435,609
		24,244,887
	Semiconductors & Semiconductor Equipment - 3.6%
101,636	Entegris, Inc.	12,022,523
35,233	NXP Semiconductors NV	9,271,916
176,225	ON Semiconductor Corp.*	13,789,606
		35,084,045
	Software & Services - 8.0%
151,146	Amdocs Ltd.	13,220,741
133,415	AppLovin Corp. Class A*	10,286,297
196,451	Dolby Laboratories, Inc. Class A	15,472,481
62,334	EPAM Systems, Inc.*	13,409,913
71,119	PTC, Inc.*	12,648,514
70,743	VeriSign, Inc.*	13,229,648
		78,267,594
	Technology Hardware & Equipment - 8.0%
46,352	CDW Corp.	10,109,835
259,298	Ciena Corp.*	13,675,377
29,072	Motorola Solutions, Inc.	11,597,402
192,893	Pure Storage, Inc. Class A*	11,560,077
37,290	Teledyne Technologies, Inc.*	15,731,159
44,720	Zebra Technologies Corp. Class A*	15,705,217
		78,379,067
	Utilities - 3.5%
217,233	Alliant Energy Corp.	12,091,189
372,491	CenterPoint Energy, Inc.	10,336,625
185,878	CMS Energy Corp.	12,044,894
		34,472,708
	Total Common Stocks (cost $679,125,233)	$ 940,619,175
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
1,142,423	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	$ 1,142,423
3,808,076	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)	3,808,076
1,142,423	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)	1,142,423

54

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7% - (continued)
	Securities Lending Collateral - 0.7% - (continued)
1,142,423	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		$ 1,142,423
	Total Short-Term Investments (cost $7,235,345)		$ 7,235,345
	Total Investments (cost $686,360,578)	96.9%	$ 947,854,520
	Other Assets and Liabilities	3.1%	29,902,228
	Net Assets	100.0%	$ 977,756,748
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 26,892,349	$ 26,892,349	$ —	$ —
Capital Goods	118,857,743	118,857,743	—	—
Commercial & Professional Services	86,338,042	86,338,042	—	—
Consumer Discretionary Distribution & Retail	26,475,445	26,475,445	—	—
Consumer Durables & Apparel	9,886,776	9,886,776	—	—
Consumer Services	56,952,409	56,952,409	—	—
Energy	35,525,360	35,525,360	—	—
Equity Real Estate Investment Trusts (REITs)	55,209,246	55,209,246	—	—
Financial Services	24,540,315	24,540,315	—	—
Food, Beverage & Tobacco	30,472,437	30,472,437	—	—
Health Care Equipment & Services	65,948,369	65,948,369	—	—
Insurance	72,690,078	72,690,078	—	—
Materials	34,759,560	34,759,560	—	—
Media & Entertainment	45,622,745	45,622,745	—	—
Pharmaceuticals, Biotechnology & Life Sciences	24,244,887	24,244,887	—	—
Semiconductors & Semiconductor Equipment	35,084,045	35,084,045	—	—
Software & Services	78,267,594	78,267,594	—	—
Technology Hardware & Equipment	78,379,067	78,379,067	—	—
Utilities	34,472,708	34,472,708	—	—
Short-Term Investments	7,235,345	7,235,345	—	—
Total	$ 947,854,520	$ 947,854,520	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
55

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
July 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Automobiles & Components - 1.2%
28,775	Fox Factory Holding Corp.*	$ 1,536,297
29,232	Gentherm, Inc.*	1,613,022
		3,149,319
	Banks - 8.0%
172,581	First BanCorp	3,701,862
75,716	First Merchants Corp.	3,055,141
97,853	Pacific Premier Bancorp, Inc.	2,647,902
113,752	Seacoast Banking Corp. of Florida	3,166,856
35,087	SouthState Corp.	3,472,560
66,277	TriCo Bancshares	3,083,869
78,217	United Community Banks, Inc.	2,420,816
		21,549,006
	Capital Goods - 15.2%
45,814	Albany International Corp. Class A	4,287,274
20,626	Enpro, Inc.	3,525,809
46,647	ESCO Technologies, Inc.	5,735,715
248,609	Hayward Holdings, Inc.*	3,676,927
42,756	Helios Technologies, Inc.	1,964,638
70,071	Hexcel Corp.	4,639,401
228,699	Janus International Group, Inc.*	3,297,840
89,776	Kornit Digital Ltd.*	1,404,995
22,458	McGrath RentCorp(1)	2,466,562
72,322	Primoris Services Corp.	4,084,023
19,593	Simpson Manufacturing Co., Inc.	3,763,619
44,602	V2X, Inc.*	2,325,102
		41,171,905
	Commercial & Professional Services - 5.1%
28,933	Science Applications International Corp.	3,599,265
47,118	UL Solutions, Inc. Class A	2,380,872
115,208	Verra Mobility Corp.*	3,471,217
74,632	WNS Holdings Ltd.*	4,446,575
		13,897,929
	Consumer Discretionary Distribution & Retail - 3.1%
15,559	Asbury Automotive Group, Inc.*	4,188,794
88,120	Valvoline, Inc.*	4,097,580
		8,286,374
	Consumer Durables & Apparel - 4.1%
11,100	Cavco Industries, Inc.*	4,602,282
25,316	Oxford Industries, Inc.	2,666,534
120,521	Sonos, Inc.*	1,627,034
49,765	Steven Madden Ltd.	2,256,345
		11,152,195
	Consumer Staples Distribution & Retail - 1.0%
67,655	Chefs' Warehouse, Inc.*	2,813,771
	Energy - 2.7%
35,157	Cactus, Inc. Class A	2,219,110
32,521	Matador Resources Co.	1,999,391
201,102	Permian Resources Corp.	3,084,905
		7,303,406
	Equity Real Estate Investment Trusts (REITs) - 3.3%
148,690	Douglas Emmett, Inc. REIT	2,392,422
70,872	PotlatchDeltic Corp. REIT	3,143,882
51,083	Terreno Realty Corp. REIT	3,494,588
		9,030,892
	Financial Services - 5.0%
134,929	Compass Diversified Holdings	3,246,392
48,285	Encore Capital Group, Inc.*	2,440,807
23,253	Houlihan Lokey, Inc.	3,493,763
223,116	Perella Weinberg Partners	4,216,892
		13,397,854
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Food, Beverage & Tobacco - 1.0%
30,438	Darling Ingredients, Inc.*	$ 1,209,302
69,532	Primo Water Corp.	1,524,837
		2,734,139
	Health Care Equipment & Services - 11.3%
213,490	Enhabit, Inc.*	2,186,138
49,639	Haemonetics Corp.*	4,469,992
73,363	ICU Medical, Inc.*	9,315,634
18,549	iRhythm Technologies, Inc.*	1,599,851
216,228	NeoGenomics, Inc.*	3,833,722
99,188	Phreesia, Inc.*	2,474,741
88,127	Progyny, Inc.*	2,485,181
44,038	U.S. Physical Therapy, Inc.	4,293,705
		30,658,964
	Insurance - 5.4%
45,459	Axis Capital Holdings Ltd.	3,443,519
67,634	Bowhead Specialty Holdings, Inc.*	1,895,781
90,352	Kemper Corp.	5,787,949
15,517	Reinsurance Group of America, Inc.	3,497,998
		14,625,247
	Materials - 8.0%
29,164	Ashland, Inc.	2,818,701
21,564	Balchem Corp.	3,826,747
157,973	Element Solutions, Inc.	4,257,372
117,797	Graphic Packaging Holding Co.	3,545,690
29,345	Materion Corp.	3,534,018
148,155	Orion SA	3,647,576
		21,630,104
	Media & Entertainment - 1.8%
47,666	IAC, Inc.*	2,517,242
354,884	Stagwell, Inc.*	2,370,625
		4,887,867
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
194,399	Evolus, Inc.*	2,414,435
36,440	Intra-Cellular Therapies, Inc.*	2,868,557
25,277	Natera, Inc.*	2,588,112
45,712	Pacira BioSciences, Inc.*	943,953
		8,815,057
	Semiconductors & Semiconductor Equipment - 1.6%
58,590	Allegro MicroSystems, Inc.*	1,408,504
28,109	MACOM Technology Solutions Holdings, Inc.*	2,836,760
		4,245,264
	Software & Services - 6.7%
40,978	ASGN, Inc.*	3,879,387
166,401	Box, Inc. Class A*	4,679,196
14,372	CommVault Systems, Inc.*	2,196,760
91,214	DoubleVerify Holdings, Inc.*	1,926,440
175,917	LiveRamp Holdings, Inc.*	5,326,767
		18,008,550
	Technology Hardware & Equipment - 5.9%
64,133	Ciena Corp.*	3,382,374
83,076	Lumentum Holdings, Inc.*	4,301,675
21,214	Rogers Corp.*	2,591,927
700,620	Viavi Solutions, Inc.*	5,632,985
		15,908,961
	Telecommunication Services - 0.9%
88,617	Iridium Communications, Inc.	2,543,308
	Utilities - 2.7%
23,326	Chesapeake Utilities Corp.	2,753,168

56

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.3% - (continued)
	Utilities - 2.7% - (continued)
35,220	ONE Gas, Inc.		$ 2,452,368
33,867	SJW Group		2,052,679
			7,258,215
	Total Common Stocks (cost $185,573,313)		$ 263,068,327
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
383,519	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		$ 383,519
1,278,398	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		1,278,398
383,519	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		383,519
383,519	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		383,519
	Total Short-Term Investments (cost $2,428,955)		$ 2,428,955
	Total Investments (cost $188,002,268)	98.2%	$ 265,497,282
	Other Assets and Liabilities	1.8%	4,950,146
	Net Assets	100.0%	$ 270,447,428
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,149,319	$ 3,149,319	$ —	$ —
Banks	21,549,006	21,549,006	—	—
Capital Goods	41,171,905	41,171,905	—	—
Commercial & Professional Services	13,897,929	13,897,929	—	—
Consumer Discretionary Distribution & Retail	8,286,374	8,286,374	—	—
Consumer Durables & Apparel	11,152,195	11,152,195	—	—
Consumer Staples Distribution & Retail	2,813,771	2,813,771	—	—
Energy	7,303,406	7,303,406	—	—
Equity Real Estate Investment Trusts (REITs)	9,030,892	9,030,892	—	—
Financial Services	13,397,854	13,397,854	—	—
Food, Beverage & Tobacco	2,734,139	2,734,139	—	—
Health Care Equipment & Services	30,658,964	30,658,964	—	—
Insurance	14,625,247	14,625,247	—	—
Materials	21,630,104	21,630,104	—	—
Media & Entertainment	4,887,867	4,887,867	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,815,057	8,815,057	—	—
Semiconductors & Semiconductor Equipment	4,245,264	4,245,264	—	—
Software & Services	18,008,550	18,008,550	—	—
Technology Hardware & Equipment	15,908,961	15,908,961	—	—
Telecommunication Services	2,543,308	2,543,308	—	—
Utilities	7,258,215	7,258,215	—	—
Short-Term Investments	2,428,955	2,428,955	—	—
Total	$ 265,497,282	$ 265,497,282	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
57

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
Bhd	Berhad
CDI	Chess Depositary Interest
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
Tbk	Terbuka

58